Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2010	Feb. 18, 2011	Jun. 30, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	HUDSON CITY BANCORP INC
Entity Central Index Key	0000921847
Document Type	10-K
Document Period End Date	Dec 31, 2010
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 5,896,587,000
Entity Common Stock, Shares Outstanding (Actual Number)		526,718,310

Consolidated Statements of Financial Condition (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Assets:
Cash and due from banks	$ 175,769	$ 198,752
Federal funds sold	493,628	362,449
Total cash and cash equivalents	669,397	561,201
Securities available for sale:
Mortgage-backed securities	18,120,537	11,116,531
Investment securities	89,795	1,095,240
Securities held to maturity:
Mortgage-backed securities (fair value of $6,199,507 and $10,324,831 at December 31, 2010 and 2009, respectively)	5,914,372	9,963,554
Investment securities (fair value of $3,867,488 and $4,071,005 at December 31, 2010 and 2009, respectively)	3,939,006	4,187,704
Total securities	28,063,710	26,363,029
Loans	30,923,897	31,779,921
Deferred loan costs	86,633	81,307
Allowance for loan losses	(236,574)	(140,074)
Net loans	30,773,956	31,721,154
Federal Home Loan Bank of New York stock	871,940	874,768
Accrued interest receivable	245,546	304,091
Banking premises and equipment, net	69,444	70,116
Goodwill	152,109	152,109
Other assets	274,238	204,556
Total Assets	61,166,033	60,267,760
Deposits:
Interest-bearing	24,605,896	23,992,007
Noninterest-bearing	567,230	586,041
Total deposits	25,173,126	24,578,048
Repurchase agreements	14,800,000	15,100,000
Federal Home Loan Bank of New York advances	14,875,000	14,875,000
Total borrowed funds	29,675,000	29,975,000
Due to brokers for securities purchases	538,200	100,000
Accrued expenses and other liabilities	269,469	275,560
Total liabilities	55,655,795	54,928,608
Commitments and Contingencies (Notes 1, 7, 9 and 14)
Common stock, $0.01 par value, 3,200,000,000 shares authorized; 741,466,555 shares issued; 526,718,310 and 526,493,676 shares outstanding at December 31, 2010 and 2009, respectively	7,415	7,415
Additional paid-in capital	4,705,255	4,683,414
Retained earnings	2,642,338	2,401,606
Treasury stock, at cost; 214,748,245 and 214,972,879 shares at December 31, 2010 and 2009, respectively	(1,725,946)	(1,727,579)
Unallocated common stock held by the employee stock ownership plan	(204,230)	(210,237)
Accumulated other comprehensive income, net of tax	85,406	184,533
Total shareholders' equity	5,510,238	5,339,152
Total Liabilities and Stockholders' Equity	$ 61,166,033	$ 60,267,760

Consolidated Statements of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data	Dec. 31, 2010	Dec. 31, 2009
Securities held to maturity:
Mortgage-backed securities held to maturity	$ 6,199,507	$ 10,324,831
Fair value of investment securities	$ 3,867,488	$ 4,071,005
Liabilities and Shareholders' Equity:
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	3,200,000,000	3,200,000,000
Common stock, shares issued	741,466,555	741,466,555
Common stock, shares outstanding	526,718,310	526,493,676
Treasury stock, shares	214,748,245	214,972,879

Consolidated Statements of Income (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Interest and Dividend Income:
First mortgage loans	$ 1,667,027	$ 1,678,789	$ 1,523,521
Consumer and other loans	18,409	21,676	26,184
Mortgage-backed securities held to maturity	356,023	493,549	497,912
Mortgage-backed securities available for sale	495,572	490,109	377,096
Investment securities held to maturity	179,632	86,581	13,390
Investment securities available for sale	19,112	126,793	162,818
Dividends on Federal Home Loan Bank of New York stock	46,107	43,103	48,009
Federal funds sold	2,614	1,186	4,295
Total interest and dividend income	2,784,496	2,941,786	2,653,225
Interest Expense:
Deposits	376,347	483,468	581,357
Borrowed funds	1,217,322	1,214,840	1,129,891
Total interest expense	1,593,669	1,698,308	1,711,248
Net interest income	1,190,827	1,243,478	941,977
Provision for loan losses	195,000	137,500	19,500
Net interest income after provision for loan losses	995,827	1,105,978	922,477
Non-Interest Income:
Service charges and other income	10,369	9,399	8,485
Gains on securities transactions	152,625	24,185
Total non-interest income	162,994	33,584	8,485
Non-Interest Expense:
Compensation and employee benefits	133,803	137,071	127,198
Net occupancy expense	32,689	32,270	30,457
Federal deposit insurance assessment	55,957	35,094	4,320
FDIC special assessment		21,098
Other expense	43,939	40,063	36,101
Total non-interest expense	266,388	265,596	198,076
Income before income tax expense	892,433	873,966	732,886
Income tax expense	355,227	346,722	287,328
Net income	$ 537,206	$ 527,244	$ 445,558
Basic Earnings Per Share	$ 1.09	$ 1.08	$ 0.92
Diluted Earnings Per Share	$ 1.09	$ 1.07	$ 0.9

Consolidated Statements of Changes in Stockholders' Equity (USD $)	Common stock	Additional paid-in capital	Retained earnings	Treasury stock	Unallocated common stock held by the ESOP	Accumulated other comprehensive income (loss)	Summary of comprehensive income	Total
Beginning Balance at Dec. 31, 2007		$ 4,578,578,000	$ 2,002,049,000	$ (1,771,106,000)	$ (222,251,000)	$ 16,622,000
Common stock	7,415,000
Stock option plan expense		15,043,000
Tax benefit from stock plans		36,119,000
Allocation of ESOP stock		10,471,000			6,007,000
Vesting of RRP stock		1,360,000
Net income			445,558,000				445,558,000	445,558,000
Dividends paid on common stock ( $0.60, $0.59 and $0.45 per share, respectively)			(217,995,000)					(217,995,000)
Common stock repurchased, dollars				(17,045,000)				17,000,000
Exercise of stock options			(33,377,000)	50,313,000
Net change in unrealized gains on securities available for sale arising during the year, net of tax expense of $1,236 for 2010, $100,466 for 2009 and $37,961 for 2008						54,967,000
Pension and other postretirement benefits adjustment, net of tax benefit (expense) of $7,348 for 2010, ( $3,792) for 2009 and $16,528 for 2008						(23,932,000)
Other comprehensive income, net of tax						31,035,000	31,035,000
Total comprehensive income							476,593,000
Ending Balance at Dec. 31, 2008		4,641,571,000	2,196,235,000	(1,737,838,000)	(216,244,000)	47,657,000		4,938,796,000
Common stock	7,415,000
Stock option plan expense		12,869,000
Tax benefit from stock plans		24,834,000
Allocation of ESOP stock		6,319,000			6,007,000
RRP stock granted		(6,771,000)		6,771,000
Vesting of RRP stock		4,592,000
Net income			527,244,000				527,244,000	527,244,000
Dividends paid on common stock ( $0.60, $0.59 and $0.45 per share, respectively)			(288,408,000)					(288,408,000)
Common stock repurchased, dollars				(43,477,000)				43,500,000
Exercise of stock options			(33,465,000)	46,965,000
Net change in unrealized gains on securities available for sale arising during the year, net of tax expense of $1,236 for 2010, $100,466 for 2009 and $37,961 for 2008						145,473,000
Reclassification adjustment for gains included in net income, net of tax of $62,347 for 2010, $9,880 for 2009 and $0 for 2008						(14,305,000)
Pension and other postretirement benefits adjustment, net of tax benefit (expense) of $7,348 for 2010, ( $3,792) for 2009 and $16,528 for 2008						5,708,000
Other comprehensive income, net of tax						136,876,000	136,876,000
Total comprehensive income							664,120,000
Ending Balance at Dec. 31, 2009		4,683,414,000	2,401,606,000	(1,727,579,000)	(210,237,000)	184,533,000		5,339,152,000
Common stock	7,415,000
Stock option plan expense		11,138,000
Tax benefit from stock plans		810,000
Allocation of ESOP stock		6,239,000			6,007,000
RRP stock granted		(145,000)		145,000
Vesting of RRP stock		3,799,000		(464,000)
Net income			537,206,000				537,206,000	537,206,000
Dividends paid on common stock ( $0.60, $0.59 and $0.45 per share, respectively)			(295,757,000)					(295,757,000)
Exercise of stock options			(717,000)	1,952,000
Net change in unrealized gains on securities available for sale arising during the year, net of tax expense of $1,236 for 2010, $100,466 for 2009 and $37,961 for 2008						1,790,000
Reclassification adjustment for gains included in net income, net of tax of $62,347 for 2010, $9,880 for 2009 and $0 for 2008						(90,278,000)
Pension and other postretirement benefits adjustment, net of tax benefit (expense) of $7,348 for 2010, ( $3,792) for 2009 and $16,528 for 2008						(10,639,000)
Other comprehensive income, net of tax						(99,127,000)	(99,127,000)
Total comprehensive income							438,079,000
Ending Balance at Dec. 31, 2010		$ 4,705,255,000	$ 2,642,338,000	$ (1,725,946,000)	$ (204,230,000)	$ 85,406,000		$ 5,510,238,000

Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Retained earnings
Dividends paid on common stock (per share)	$ 0.6	$ 0.59	$ 0.45
Accumulated other comprehensive income (loss)
Tax expense related to unrealized gains on securities available for sale	$ 1,236	$ 100,466	$ 37,961
Tax expense related to reclassification adjustment for gains	62,347	9,880	0
Tax benefit (expense) related to pension and other postretirement benefits adjustment	$ 7,348	$ (3,792)	$ 16,528

Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash Flows from Operating Activities:
Net income	$ 537,206	$ 527,244	$ 445,558
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation, accretion and amortization expense	116,696	65,984	26,329
Provision for loan losses	195,000	137,500	19,500
Gains on securities transactions, net	(152,625)	(24,185)
Share-based compensation, including committed ESOP shares	27,183	29,787	32,881
Deferred tax benefit	(55,803)	(46,700)	(12,868)
Decrease (increase) in accrued interest receivable	58,545	(5,046)	(53,932)
Decrease (increase) in other assets	34,507	(164,846)	(21,053)
(Decrease) increase in accrued expenses and other liabilities	(5,627)	2,878	18,029
Net Cash Provided by Operating Activities	755,082	522,616	454,444
Cash Flows from Investing Activities:
Originations of loans	(5,826,008)	(6,063,870)	(5,040,221)
Purchases of loans	(764,335)	(3,161,401)	(3,061,859)
Payments on loans	7,261,911	6,768,470	2,820,381
Principal collection of mortgage-backed securities held to maturity	4,198,619	2,609,338	1,348,304
Purchases of mortgage-backed securities held to maturity	(172,434)	(3,017,730)	(1,360,861)
Principal collection of mortgage-backed securities available for sale	4,167,652	2,123,330	956,710
Proceeds from sales of mortgage-backed securities available for sale	4,070,045	785,594
Purchases of mortgage-backed securities available for sale	(14,776,371)	(4,088,367)	(5,820,531)
Proceeds from maturities and calls of investment securities held to maturity	6,049,235	400,000	1,358,485
Purchases of investment securities held to maturity	(5,902,176)	(4,440,329)
Proceeds from maturities and calls of investment securities available for sale	1,025,000	3,622,225	1,449,906
Proceeds from sales of investment securities available for sale		316
Purchases of investment securities available for sale		(1,331,300)	(2,100,000)
Purchases of Federal Home Loan Bank of New York stock	(8,422)	(78,273)	(193,277)
Redemption of Federal Home Loan Bank of New York stock	11,250	69,075	23,058
Purchases of premises and equipment, net	(8,031)	(6,316)	(8,565)
Net proceeds from sale of foreclosed real estate	26,277	15,557	5,618
Net Cash Used in Investment Activities	(647,788)	(5,793,681)	(9,622,852)
Cash Flows from Financing Activities:
Net increase in deposits	595,078	6,114,006	3,310,660
Proceeds from borrowed funds		750,000	6,650,000
Principal payments on borrowed funds	(300,000)	(1,000,000)	(566,000)
Dividends paid	(295,757)	(288,408)	(217,995)
Purchases of treasury stock	(464)	(43,477)	(17,045)
Exercise of stock options	1,235	13,500	16,936
Tax benefit from stock plans	810	24,834	36,119
Net Cash Provided by Financing Activities	902	5,570,455	9,212,675
Net Increase in Cash and Cash Equivalents	108,196	299,390	44,267
Cash and Cash Equivalents at Beginning of Year	561,201	261,811	217,544
Cash and Cash Equivalents at End of Year	669,397	561,201	261,811
Supplemental Disclosures:
Interest paid	1,586,485	1,696,279	1,689,934
Loans transferred to foreclosed real estate	73,132	26,581	18,892
Income taxes paid	$ 448,983	$ 350,712	$ 282,009

Organization	12 Months Ended
Dec. 31, 2010
Organization [Abstract]
Organization
1. Organization
Hudson City Bancorp, Inc. (“Hudson City Bancorp” or the “Company”) is a Delaware corporation and is the savings and loan holding company for Hudson City Savings Bank and its subsidiaries (“Hudson City Savings”). Each of Hudson City Savings and the Company is currently subject to the regulation and examination of the OTS.
On July 21, 2010, President Obama signed the Reform Act. The Reform Act, among other things, effectively merges the OTS into the OCC, with the OCC assuming all functions and authority from the OTS relating to federally chartered savings banks, and the FRB assuming all functions and authority from the OTS relating to savings and loan holding companies. Pursuant to the Reform Act, the OTS will be merged into the OCC as early as July 2011 at which time Hudson City Savings will be regulated by the OCC and the Company will be regulated by the FRB.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies
Basis of Presentation
The following are the significant accounting and reporting policies applied by Hudson City Bancorp and its wholly-owned subsidiary, Hudson City Savings, in the preparation of the accompanying consolidated financial statements. The consolidated financial statements have been prepared in conformity with GAAP. All significant intercompany transactions and balances have been eliminated in consolidation. As used in these consolidated financial statements, “Hudson City” refers to Hudson City Bancorp, Inc. or Hudson City Bancorp, Inc. and its consolidated subsidiary, depending on the context. In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the statements of financial condition and revenues and expenses for the period. Actual results could differ from these estimates. The ALL is a material estimate that is particularly susceptible to near-term change. The current economic environment has increased the degree of uncertainty inherent in this material estimate. In addition, bank regulators, as an integral part of their supervisory function, periodically review our allowance for loan losses. These regulatory agencies have the ability to require us, as they can require all banks, to increase our provision for loan losses or to recognize further charge-offs based upon their judgments, which may be different from ours. Any increase in the allowance required by these regulatory agencies could adversely affect our financial condition and results of operations.
Cash and Cash Equivalents
For purposes of reporting cash flows, cash and cash equivalents includes cash on hand, amounts due from banks and federal funds sold. Generally, federal funds are sold for one-day periods. Cash reserves are required to be maintained on deposit with the Federal Reserve Bank of New York based on deposits. The amount of the required reserves for the years ended December 31, 2010 and 2009 was  $19.3 million and  $24.5 million, respectively.
Mortgage-Backed Securities
Mortgage-backed securities include GSEs and U.S. Government agency pass-through certificates, which represent participating interests in pools of long-term first mortgage loans originated and serviced by third-party issuers of the securities, and real estate mortgage investment conduits (“REMICs”), which are securities derived by reallocating cash flows from mortgage pass-through securities or from pools of mortgage loans held by a trust. REMICs are a form of, and are often referred to as, collateralized mortgage obligations.
Mortgage-backed securities are classified as either held to maturity or available for sale. For the years ended December 31, 2010, 2009 and 2008, we did not maintain a trading portfolio. Mortgage-backed securities classified as held to maturity are stated at cost, adjusted for amortization of premiums and accretion of discounts. Amortization and accretion is reflected as an adjustment to interest income over the life of the security, adjusted for estimated prepayments, using the effective interest method. Hudson City has both the ability and the positive intent to hold these investment securities to maturity. Mortgage-backed securities available for sale are carried at fair value, with unrealized gains and losses, net of tax, reported as a component of other comprehensive income or loss, which is included in shareholders’ equity. Amortization and accretion of premiums and discounts are reflected as an adjustment to interest income over the life of the security, adjusted for estimated prepayments, using the effective interest method. Realized gains and losses are recognized when securities are sold using the specific identification method. The estimated fair value of substantially all of these securities is determined by the use of market prices obtained from independent third-party pricing services. We conduct a periodic review and evaluation of the securities portfolio to determine if a decline in the fair value of any security below its cost basis is other-than-temporary. Our evaluation of other-than-temporary impairment considers the duration and severity of the impairment, our intent to sell the security and whether it is more likely than not that we will be required to sell before full recovery of our investment or maturity. For mortgage-backed securities deemed to be other-than-temporarily impaired, the security is written down to a new cost basis with the estimated credit loss charged to income as a component of non-interest expense and the non-credit related impairment loss charged to other comprehensive income. See “Critical Accounting Policies — Securities Impairment”.
Investment Securities
Investment securities are classified as either held to maturity or available for sale. For the years ended December 31, 2010, 2009 and 2008, we did not maintain a trading portfolio. Investment securities classified as held to maturity are stated at cost, adjusted for amortization of premiums and accretion of discounts. Amortization and accretion is reflected as an adjustment to interest income over the life of the security using the effective interest method. Hudson City has both the ability and the positive intent to hold these investment securities to maturity. Securities available for sale are carried at fair value, with unrealized gains and losses, net of tax, reported as a component of accumulated other comprehensive income or loss, which is included in shareholders’ equity. Amortization and accretion of premiums and discounts are reflected as an adjustment to interest income over the life of the security using the effective interest method. Realized gains and losses are recognized when securities are sold or called using the specific identification method. The estimated fair value of substantially all of these securities is determined by the use of quoted market prices obtained from independent third-party pricing services. We conduct a periodic review and evaluation of the securities portfolio to determine if a decline in the fair value of any security below its cost basis is other-than-temporary. Our evaluation of other-than-temporary impairment considers the duration and severity of the impairment, our intent to sell the security and whether it is more likely than not that we will be required to sell before full recovery of our investment or maturity. For debt securities deemed to be other-than-temporarily impaired, the security is written down to a new cost basis with the estimated credit loss charged to income as a component of non-interest expense and the non-credit related impairment loss charged to other comprehensive income. For equity securities that are deemed to be other-than-temporarily impaired, the security is written down to a new cost basis and the resulting loss is charged to income as a component of non-interest expense. See “Critical Accounting Policies — Securities Impairment”.
Loans
Loans are stated at their principal amounts outstanding. Interest income on loans is accrued and credited to income as earned. Net loan origination fees and broker costs are deferred and amortized to interest income over the life of the loan using the effective interest method. Amortization and accretion of premiums and discounts is reflected as an adjustment to interest income over the life of the purchased loan using the effective interest method.
Existing customers in good credit standing are permitted to modify the terms of their mortgage loan, for a fee, to the terms of the currently offered fixed-rate product with a similar or reduced period to maturity than the current remaining period of their existing loan. The modified terms of these loans are at least as favorable to us as the terms of mortgage loans we offer to new customers. The fee assessed for modifying the mortgage loan is deferred and accreted over the life of the modified loan using the effective interest method. Such accretion is reflected as an adjustment to interest income. We have determined that the modification of the terms of the loan (i.e. the change in rate and period to maturity), represents a more than minor change to the loan. Accordingly, pre-modification deferred fees or costs associated with the mortgage loan are recognized in interest income at the time of the modification.
A loan is considered delinquent when we have not received a payment within 30 days of its contractual due date. The accrual of income on loans that are not guaranteed by a U.S. Government agency is generally discontinued when interest or principal payments are 90 days in arrears or when the timely collection of such income is doubtful. Loans on which the accrual of income has been discontinued are designated as non-accrual loans and outstanding interest previously credited to income is reversed. Interest income on non-accrual loans and impaired loans is recognized in the period collected unless the ultimate collection of principal is considered doubtful. A non-accrual loan is returned to accrual status when factors indicating doubtful collection no longer exist.
Hudson City defines the population of potential impaired loans to be all non-accrual commercial real estate and multi-family loans. Impaired loans are individually assessed to determine that the loan’s carrying value is not in excess of the fair value of the collateral or the present value of the loan’s expected future cash flows. Smaller balance homogeneous loans that are collectively evaluated for impairment, such as residential mortgage loans and consumer loans, are specifically excluded from the impaired loan portfolio.
Allowance for Loan Losses
The allowance for loan losses has been determined in accordance with GAAP, under which we are required to maintain adequate allowances for loan losses. We are responsible for the timely and periodic determination of the amount of the allowance required. We believe that our ALL is adequate to cover specifically identifiable loan losses, as well as estimated losses inherent in our portfolio for which certain losses are probable but not specifically identifiable.
Our primary lending emphasis is the origination and purchase of one- to four-family first mortgage loans on residential properties and, to a lesser extent, second mortgage loans on one- to four-family residential properties resulting in a loan concentration in residential first mortgage loans at December 31, 2010. As a result of our lending practices, we also have a concentration of loans secured by real property located in New Jersey, New York and Connecticut that is 78.4% of our total loans. Based on the composition of our loan portfolio and the growth in our loan portfolio, we believe the primary risks inherent in our portfolio are increases in interest rates, a decline in the economy, rising unemployment levels and a decline in real estate market values. Any one or a combination of these events may adversely affect our loan portfolio resulting in increased delinquencies, charge-offs and future levels of loan loss provisions. Our AQC considers these trends in market conditions, as well as other factors, in estimating the ALL.
Due to the nature of our loan portfolio, our evaluation of the adequacy of our ALL is performed primarily on a “pooled” basis. Each month we prepare an analysis which categorizes the entire loan portfolio by certain risk characteristics such as loan type (one- to four-family, multi-family, commercial, construction, etc.), loan source and payment status (i.e., current or number of days delinquent). Loans with known potential losses are categorized separately. We assign potential loss factors to the payment status categories on the basis of our assessment of the potential risk inherent in each loan type. These factors are periodically reviewed for appropriateness giving consideration to charge-off history, delinquency trends, portfolio growth and the status of the regional economy and housing market, in order to ascertain that the loss factors cover probable and estimable losses inherent in the portfolio. Based on our recent loss experience on non-performing loans, we increased certain loss factors used in our quantitative analysis of the ALL for certain loan types during 2010.
On occasion, we agree to modify the contractual terms of a borrower’s loan. In instances where such modifications represent a concession to a borrower experiencing financial difficulty, the modification is considered a troubled debt restructuring. Loans modified in a troubled debt restructuring are placed on non-accrual status until we determine that future collection of principal and interest is reasonably assured. Loans modified in a troubled debt restructuring which have complied with the terms of their restructure agreement for a satisfactory period of time are excluded from non-performing assets.
We maintain the ALL through provisions for loan losses that we charge to income. We charge losses on loans against the ALL when we believe the collection of loan principal is unlikely. We establish the provision for loan losses based on our systematic process which reflects various asset quality trends and recent charge-off experience. We apply this process and methodology in a consistent manner and we reassess and modify the estimation methods and assumptions used in response to changing conditions.
Federal Home Loan Bank of New York Stock
As a member of the FHLB, we are required to acquire and hold shares of FHLB Class B stock. Our holding requirement varies based on our activities, primarily our outstanding borrowings, with the FHLB. Our investment in FHLB stock is carried at cost. We conduct a periodic review and evaluation of our FHLB stock to determine if any impairment exists.
Foreclosed Real Estate
Foreclosed real estate is property acquired through foreclosure or deed in lieu of foreclosure. Write-downs to fair value (net of estimated cost to sell) at the time of acquisition are charged to the ALL. After acquisition, foreclosed properties are held for sale and carried at the lower of fair value less estimated selling costs. Fair value is estimated through current appraisals, where practical, or an inspection and a comparison of the property securing the loan with similar properties in the area by either a licensed appraiser or real estate broker. Subsequent provisions for losses, which may result from the ongoing periodic valuations of these properties, are charged to income in the period in which they are identified. Carrying costs, such as maintenance and taxes, are charged to operating expenses as incurred.
Banking Premises and Equipment
Land is carried at cost. Buildings, leasehold improvements and furniture, fixtures and equipment are carried at cost, less accumulated depreciation and leasehold amortization. Buildings are depreciated over their estimated useful lives using the straight-line method. Furniture, fixtures and equipment are depreciated over their estimated useful lives using the double-declining balance method. Leasehold improvements are amortized over the shorter of their estimated useful lives or the term of the respective leases. The costs for major improvements and renovations are capitalized, while maintenance, repairs and minor improvements are charged to operating expenses as incurred. Gains and losses on dispositions are reflected currently as other non-interest income or expense.
Goodwill and Other Intangible Assets
FASB guidance requires that goodwill and intangible assets with indefinite useful lives no longer be amortized, but instead be tested for impairment at least annually using a fair-value based two-step approach. Goodwill and other intangible assets amounted to  $156.7 million and were recorded as a result of Hudson City Bancorp’s acquisition of Sound Federal Bancorp, Inc. in 2006. The other intangible assets are amortizing intangible assets and as such are evaluated for impairment in accordance with FASB guidance.
The first step (“Step 1”) used to identify potential impairment involves comparing each reporting unit’s estimated fair value to its carrying amount, including goodwill. As a community-oriented bank, substantially all of the Company’s operations involve the delivery of loan and deposit products to customers and these operations constitute the Company’s only segment for financial reporting purposes. If the estimated fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount exceeds the estimated fair value, there is an indication of potential impairment and the second step (“Step 2”) is performed to measure the amount. Step 2 involves calculating an implied fair value of goodwill for each reporting unit for which impairment was indicated in Step 1. The implied fair value of goodwill is determined in a manner similar to the amount of goodwill calculated in a business combination by measuring the excess of the estimated fair value of the reporting unit, as determined in Step 1, over the aggregate estimated fair values of the individual assets, liabilities, and identifiable intangibles, as if the reporting unit was being acquired at the impairment test date. Subsequent reversal of goodwill impairment losses is not permitted.
Quoted market prices in active markets are the best evidence of fair value and are used as the basis for measurement, when available. Other acceptable valuation methods include present-value measurements based on multiples of earnings or revenues, or similar performance measures. We utilized quoted market prices as of our impairment test dates as well as control premiums in determining the estimated fair value of our reporting unit. We also used market multiples based on recent acquisition activity to calculate our estimated fair value. In determining the appropriate control premium, management took into consideration, among other factors, control premiums used in comparable transactions. As a result of our analysis we have concluded that the fair value of goodwill, for purposes of the goodwill impairment analysis, is in excess of it’s carrying amount. Therefore, we did not recognize any impairment of goodwill or other intangible assets for the years ended December 31, 2010, 2009 and 2008.
Income Taxes
We utilize the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.
Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Certain tax benefits attributable to stock options and restricted stock are credited to additional paid-in capital. Tax positions taken, or expected to be taken, in a tax return and which meet recognition thresholds, are recognized in our financial statements based on measurement attributes prescribed in accounting guidance. Accruals of interest and penalties related to unrecognized tax benefits are recognized in income tax expense.
Employee Benefit Plans
Hudson City maintains certain noncontributory retirement and postretirement benefit plans, which cover employees hired prior to August 1, 2005 who have met the eligibility requirements of the plans. Certain health care and life insurance benefits are provided for retired employees. The expected cost of benefits provided for retired employees is actuarially determined and accrued ratably from the date of hire to the date the employee is fully eligible to receive the benefits.
The accounting guidance related to retirement benefits requires an employer to: (a) recognize in its statement of financial position an asset for a plan’s overfunded status or a liability for a plan’s underfunded status; (b) measure a plan’s assets and its obligations that determine its funded status as of the end of the employer’s fiscal year; and (c) recognize, in comprehensive income, changes in the funded status of a defined benefit postretirement plan in the year in which the changes occur. The accounting guidance requires that plan assets and benefit obligations be measured as of the date of the employer’s fiscal year-end statement of financial condition. This requirement became effective for the Company as of December 31, 2008. We have historically used our fiscal year-end as the measurement date for plan assets and benefit obligations and therefore the measurement date provisions of the FASB guidance did not affect us.
The ESOP is accounted for in accordance with FASB guidance related to employee stock ownership plans. The funds borrowed by the ESOP from Hudson City Bancorp to purchase Hudson City Bancorp common stock are being repaid from Hudson City Savings’ contributions and dividends paid on unallocated ESOP shares over a period of up to 40 years. Hudson City common stock not allocated to participants is recorded as a reduction of stockholders’ equity at cost. Compensation expense for the ESOP is based on the average market price of our stock during each quarter.
Stock-Based Compensation
Effective January 1, 2006, Hudson City Bancorp adopted FASB guidance using the modified prospective method. Stock-based compensation expense is recognized for new stock-based awards granted, modified, repurchased or cancelled after January 1, 2006, and the remaining portion of the requisite service under previously granted unvested awards outstanding as of January 1, 2006 based upon the grant-date fair value of those awards.
Bank-Owned Life Insurance
Bank-owned life insurance (“BOLI”) is accounted for in accordance with FASB guidance related to Split-Dollar Life Insurance Agreements. The cash surrender value of BOLI is recorded on our consolidated statement of financial condition as an asset and the change in the cash surrender value is recorded as non-interest income. The amount by which any death benefits received exceeds a policy’s cash surrender value is recorded in non-interest income at the time of receipt. A liability is also recorded on our consolidated statement of financial condition for postretirement death benefits provided by the split-dollar endorsement policy. A corresponding expense is recorded in non-interest expense for the accrual of benefits over the period during which employees provide services to earn the benefits.
Borrowed Funds
Hudson City enters into sales of securities under agreements to repurchase with selected brokers and the FHLB. These agreements are recorded as financing transactions as Hudson City maintains effective control over the transferred securities. The dollar amount of the securities underlying the agreements continues to be carried in Hudson City’s securities portfolio. The obligations to repurchase the securities are reported as a liability in the consolidated statements of financial condition. The securities underlying the agreements are delivered to the party with whom each transaction is executed. They agree to resell to Hudson City the same securities at the maturity or call of the agreement. Hudson City retains the right of substitution of the underlying securities throughout the terms of the agreements.
Hudson City has also obtained advances from the FHLB, which are generally secured by a blanket lien against our mortgage portfolio. Total borrowings with the FHLB are generally limited to approximately twenty times the amount of FHLB stock owned or the fair value of our mortgage portfolio, whichever is greater.
Comprehensive Income
Comprehensive income is comprised of net income and other comprehensive income. Other comprehensive income includes items such as changes in unrealized gains and losses on securities available for sale, net of tax and changes in the unrecognized prior service costs or credits of defined benefit pension and other postretirement plans, net of tax. Comprehensive income is presented in the consolidated statements of changes in shareholders’ equity.
Segment Information
FASB guidance requires public companies to report certain financial information about significant revenue-producing segments of the business for which such information is available and utilized by the chief operating decision maker. As a community-oriented financial institution, substantially all of our operations involve the delivery of loan and deposit products to customers. Management makes operating decisions and assesses performance based on an ongoing review of these community banking operations, which constitute our only operating segment for financial reporting purposes.
Earnings per Share
Basic earnings per share is computed by dividing income available to common stockholders by the weighted average number of shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock (such as stock options) were exercised or resulted in the issuance of common stock. These potentially dilutive shares would then be included in the weighted average number of shares outstanding for the period using the treasury stock method. Shares issued and shares reacquired during any period are weighted for the portion of the period that they were outstanding.
In computing both basic and diluted earnings per share, the weighted average number of common shares outstanding includes the ESOP shares previously allocated to participants and shares committed to be released for allocation to participants and the recognition and retention plans (“RRP”) shares which have vested or have been allocated to participants. ESOP and RRP shares that have been purchased but have not been committed to be released or have not vested are excluded from the computation of basic and diluted earnings per share.

Stock Repurchase Programs	12 Months Ended
Dec. 31, 2010
Stock Repurchase Programs [Abstract]
Stock Repurchase Programs
3. Stock Repurchase Programs
We have previously announced several stock repurchase programs. Under our stock repurchase programs, shares of Hudson City Bancorp common stock may be purchased in the open market or through other privately negotiated transactions, depending on market conditions. The repurchased shares are held as treasury stock for general corporate use. We did not purchase any of our common shares pursuant to the repurchase programs during the year ended December 31, 2010. Included in treasury stock are vested shares related to stock awards that were surrendered for withholding taxes. These shares are included in treasury stock purchases in the consolidated statements of cash flows and amounted to 34,923, 19,355, and 24,262 shares for 2010, 2009 and 2008, respectively. During the years ended December 31, 2009 and 2008 we purchased 3,970,605 and 1,124,262 shares of our common stock at an aggregate cost of  $43.5 million and  $17.0 million, respectively. As of December 31, 2010, there remained 50,123,550 shares that may be purchased under the existing stock repurchase programs.

Mortgage-Backed Securities	12 Months Ended
Dec. 31, 2010
Mortgage Backed Securities [Abstract]
Mortgage-Backed Securities
4. Mortgage-Backed Securities
The amortized cost and estimated fair market value of mortgage-backed securities at December 31 are as follows:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair Market
	Cost	Gains	Losses	Value

	(In thousands)

2010
Held to Maturity:
GNMA pass-through certificates	$98,887	$2,802	$—	$101,689
FNMA pass-through certificates	1,622,994	87,271	—	1,710,265
FHLMC pass-through certificates	2,943,565	148,248	—	3,091,813
FHLMC and FNMA — REMICs	1,248,926	46,846	(32)	1,295,740

Total held to maturity	$5,914,372	$285,167	$(32)	$6,199,507

Available for Sale:
GNMA pass-through certificates	$1,560,755	$27,214	$(7,487)	$1,580,482
FNMA pass-through certificates	10,333,033	122,305	(57,550)	10,397,788
FHLMC pass-through certificates	5,521,741	129,547	(32,116)	5,619,172
FHLMC and FNMA — REMICs	509,755	13,340	—	523,095

Total available for sale	$17,925,284	$292,406	$(97,153)	$18,120,537

2009
Held to Maturity:
GNMA pass-through certificates	$112,019	$2,769	$(1)	$114,787
FNMA pass-through certificates	2,510,095	106,509	—	2,616,604
FHLMC pass-through certificates	4,764,429	231,356	(3)	4,995,782
FHLMC and FNMA — REMICs	2,577,011	37,119	(16,472)	2,597,658

Total held to maturity	$9,963,554	$377,753	$(16,476)	$10,324,831

Available for Sale:
GNMA pass-through certificates	$1,257,590	$13,365	$(881)	$1,270,074
FNMA pass-through certificates	3,782,198	128,429	(3,259)	3,907,368
FHLMC pass-through certificates	4,655,629	232,697	—	4,888,326
FHLMC and FNMA — REMICs	1,057,007	5,938	(12,182)	1,050,763

Total available for sale	$10,752,424	$380,429	$(16,322)	$11,116,531

The following tables summarize the fair values and unrealized losses of mortgage-backed securities with an unrealized loss at December 31, 2010 and 2009, segregated between securities that had been in a continuous unrealized loss position for less than twelve months or longer than twelve months at the respective dates.

	Less Than 12 Months		12 Months or Longer		Total

		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

			(In thousands)
2010
Held to Maturity:
GNMA pass-through certificates	$—	$—	$—	$—	$—	$—
FHLMC pass-through certificates	—	—	—	—	—	—
FHLMC and FNMA — REMIC’s	7,373	(24)	3,163	(8)	10,536	(32)

Total held to maturity	7,373	(24)	3,163	(8)	10,536	(32)

Available for Sale:
GNMA pass-through certificates	424,575	(7,487)	—	—	424,575	(7,487)
FNMA pass-through certificates	4,375,620	(57,550)	—	—	4,375,620	(57,550)
FHLMC pass-through certificates	2,425,458	(32,116)	—	—	2,425,458	(32,116)

Total available for sale	7,225,653	(97,153)	—	—	7,225,653	(97,153)

Total	$7,233,026	$(97,177)	$3,163	$(8)	$7,236,189	$(97,185)

2009
Held to Maturity:
GNMA pass-through certificates	$—	$—	$582	$(1)	$582	$(1)
FHLMC pass-through certificates	642	(2)	52	(1)	694	(3)
FHLMC and FNMA — REMIC’s	617,463	(10,747)	171,031	(5,725)	788,494	(16,472)

Total held to maturity	618,105	(10,749)	171,665	(5,727)	789,770	(16,476)

Available for Sale:
GNMA pass-through certificates	156,668	(878)	19,690	(3)	176,358	(881)
FNMA pass-through certificates	694,543	(3,259)	—	—	694,543	(3,259)
FHLMC and FNMA — REMIC’s	476,797	(12,182)	—	—	476,797	(12,182)

Total available for sale	1,328,008	(16,319)	19,690	(3)	1,347,698	(16,322)

Total	$1,946,113	$(27,068)	$191,355	$(5,730)	$2,137,468	$(32,798)

The unrealized losses are primarily due to the changes in market interest rates subsequent to purchase. At December 31, 2010, a total of 99 securities were in an unrealized loss position (54 at December 31, 2009). We only purchase securities issued by GSEs and do not own any unrated or private label securities or other high-risk securities such as those backed by sub-prime loans. We do not consider these investments to be other-than-temporarily impaired at December 31, 2010 and December 31, 2009 since the decline in market value is attributable to changes in interest rates and not credit quality and the Company does not intend to sell and does not believe that it is more likely than not that we will be required to sell these investments until there is a full recovery of the unrealized loss, which may be at maturity. As a result no impairment loss has been recognized during the years ended December 31, 2010, 2009 and 2008, respectively.
The amortized cost and estimated fair market value of mortgage-backed securities held to maturity and available for sale at December 31, 2010, by contractual maturity, are shown below. The table does not include the effect of prepayments or scheduled principal amortization.

		Estimated
	Amortized	Fair Market
	Cost	Value

	(In thousands)
Held to Maturity:
Due in one year or less	$24	$24
Due after one year through five years	609	657
Due after five years through ten years	10,759	11,531
Due after ten years	5,902,980	6,187,295

Total held to maturity	$5,914,372	$6,199,507

Available for Sale:
Due after ten years	$17,925,284	$18,120,537

Total available for sale	$17,925,284	$18,120,537

Sales of mortgage-backed securities available-for-sale amounted to  $3.92 billion and  $761.6 million during 2010 and 2009, respectively. There were no sales of mortgage-backed securities available-for-sale or held-to-maturity during 2008. Realized gains on the sales of mortgage-backed securities amounted to  $152.6 million and  $24.0 million during 2010 and 2009, respectively.
As of December 31, 2010, mortgage-backed securities with an amortized cost of  $14.65 billion were pledged as collateral for securities sold under agreements to repurchase.

Investment Securities	12 Months Ended
Dec. 31, 2010
Investment Securities [Abstract]
Investment Securities
5. Investment Securities
The amortized cost and estimated fair market value of investment securities at December 31 are as follows:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair Market
	Cost	Gains	Losses	Value

	(In thousands)
2010
Held to Maturity:
United States government-sponsored enterprises debt	$3,939,006	$3,698	$(75,216)	$3,867,488

Total held to maturity	$3,939,006	$3,698	$(75,216)	$3,867,488

Available for Sale:
United States government-sponsored enterprises debt	$80,000	$2,647	$—	$82,647
Equity securities	6,767	381	—	7,148

Total available for sale	$86,767	$3,028	$—	$89,795

2009
Held to Maturity:
United States government-sponsored enterprises debt	$4,187,599	$915	$(117,614)	$4,070,900
Municipal bonds	105	—	—	105

Total held to maturity	$4,187,704	$915	$(117,614)	$4,071,005

Available for Sale:
United States government-sponsored enterprises debt	$1,104,699	$1,890	$(18,424)	$1,088,165
Equity securities	6,770	305	—	7,075

Total available for sale	$1,111,469	$2,195	$(18,424)	$1,095,240

The following tables summarize the fair values and unrealized losses of investment securities with an unrealized loss at December 31, 2010 and 2009, and if the unrealized loss position was for a continuous period of less than twelve months or longer than twelve months at the respective dates.

	Less Than 12 Months		12 Months or Longer		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

	(In thousands)
2010
Held to Maturity:
United States government-sponsored enterprises debt	$3,524,781	$(75,216)	$—	$—	$3,524,781	$(75,216)

Total held to maturity	3,524,781	(75,216)	—	—	3,524,781	(75,216)

Total	$3,524,781	$(75,216)	$—	$—	$3,524,781	$(75,216)

2009
Held to Maturity:
United States government-sponsored enterprises debt	$3,930,974	$(117,614)	$—	$—	$3,930,974	$(117,614)

Total held to maturity	3,930,974	(117,614)	—	—	3,930,974	(117,614)

Available for Sale:
United States government-sponsored enterprises debt	472,545	(7,263)	263,730	(11,161)	736,275	(18,424)

Total available for sale	472,545	(7,263)	263,730	(11,161)	736,275	(18,424)

Total	$4,403,519	$(124,877)	$263,730	$(11,161)	$4,667,249	$(136,038)

The unrealized losses are primarily due to changes in market interest rates subsequent to purchase. At December 31, 2010, a total of 16 securities were in an unrealized loss position (47 at December 31, 2009). We only purchase securities issued by GSEs and do not own any unrated or private label securities or other high-risk securities such as those backed by sub-prime loans. We do not consider these investments to be other-than-temporarily impaired at December 31, 2010 and December 31, 2009 since the decline in market value is attributable to changes in interest rates and not credit quality and the Company does not intend to sell and does not believe that it is more likely than not that we will be required to sell these investments until there is a full recovery of the unrealized loss, which may be at maturity. As a result no impairment loss has been recognized during the years ended December 31, 2010, 2009 and 2008, respectively.
The amortized cost and estimated fair market value of investment securities held to maturity and available for sale at December 31, 2010, by contractual maturity, are shown below. The expected maturity may differ from the contractual maturity because issuers may have the right to call or prepay obligations. Equity securities have been excluded from this table.

		Estimated
	Amortized	Fair Market
	Cost	Value

	(In thousands)

Held to Maturity:
Due after ten years	$3,939,006	$3,867,488

Total held to maturity	$3,939,006	$3,867,488

Available for Sale:
Due after ten years	$80,000	$82,647

Total available for sale	$80,000	$82,647

There were sales of  $168,000 of investment securities available-for-sale during 2009 (none during 2010 and 2008). Gross realized gains on sales and calls of investment securities available for sale were  $148,000 during 2009 (none during 2010 and 2008). The carrying value of securities pledged as required security for deposits and for other purposes required by law amounted to  $21.6 million and  $20.1 million at December 31, 2010 and 2009, respectively.
As of December 31, 2010, investment securities with an amortized cost of  $2.53 billion were pledged as collateral for securities sold under agreements to repurchase.

Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2010
Loans and Allowance for Loan Losses [Abstract]
Loans and Allowance for Loan Losses
6. Loans and Allowance for Loan Losses
Loans at December 31 are summarized as follows:

	2010	2009

	(In thousands)

First mortgage loans:
One- to four-family
Amortizing	$24,912,935	$26,490,454
Interest-only	5,136,463	4,586,375
FHA/VA	499,724	285,003
Multi-family and commercial	48,067	54,694
Construction	9,081	13,030

Total first mortgage loans	30,606,270	31,429,556

Consumer and other loans:
Fixed—rate second mortgages	160,896	201,375
Home equity credit lines	137,467	127,987
Other	19,264	21,003

Total consumer and other loans	317,627	350,365

Total loans	$30,923,897	$31,779,921

The following tables present the composition of our loan portfolio by credit quality indicator at the date indicated:
Credit Risk Profile based on Payment Activity
At December 31, 2010
(In thousands)

	One-to four- family		Other first
	first mortgage loans		Mortgages		Consumer and Other
					Fixed-rate
			Multi-family		second	Home Equity
	Amortizing	Interest-only	and Commercial	Construction	mortgages	credit lines	Other
Performing	$24,733,745	$4,957,115	$46,950	$1,521	$160,456	$135,111	$17,740
Non-performing	678,914	179,348	1,117	7,560	440	2,356	1,524

Total	$25,412,659	$5,136,463	$48,067	$9,081	$160,896	$137,467	$19,264

Credit Risk Profile by Internally Assigned Grade
At December 31, 2010
(In thousands)

	One-to four- family		Other first
	first mortgage loans		Mortgages		Consumer and Other
			Multi-family		Fixed-rate
			and		second	Home Equity
	Amortizing	Interest-only	Commercial	Construction	mortgages	credit lines	Other
Pass	$24,646,101	$4,927,545	$37,697	$1,521	$160,216	$134,408	$17,737
Special mention	151,800	29,570	1,199	—	240	703	3
Substandard	614,758	179,348	1,117	7,560	440	2,356	1,524
Doubtful	—	—	8,054	—	—	—	—

Total	$25,412,659	$5,136,463	$48,067	$9,081	$160,896	$137,467	$19,264

Loan classifications are defined as follows:
•	Pass — These loans are well protected by the current net worth and paying capacity of the obligor (or guarantors, if any) or by the fair value, less cost to acquire and sell, of any underlying collateral in a timely manner.

•	Special Mention — These loans have potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of repayment prospects.

•	Substandard — These loans are inadequately protected by the current net worth and paying capacity of the obligor or by the collateral pledged, if any. Assets so classified must have a well-defined weakness, or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that we will sustain some loss if the deficiencies are not corrected.

•	Doubtful — These loans have all the weaknesses inherent in a loan classified substandard with the added characteristic that the weaknesses make the full recovery of our principal balance highly questionable and improbable on the basis of currently known facts, conditions, and values. The likelihood of a loss on an asset or portion of an asset classified Doubtful is high. Its classification as Loss is not appropriate, however, because pending events are expected to materially affect the amount of loss.
•	Loss — These loans are considered uncollectible and of such little value that a charge-off is warranted. This classification does not necessarily mean that an asset has no recovery or salvage value; but rather, there is much doubt about whether, how much, or when the recovery will occur.
We evaluate the classification of our one-to four- family mortgage loans, consumer loans and other loans primarily on a pooled basis by delinquency. Loans that are past due 60 to 89 days are classified as special mention and loans that are past due 90 days or more are classified as substandard. We generally obtain updated valuations for one- to four- family mortgage loans by the time a loan becomes 180 days past due. If necessary, we charge-off an amount to reduce the carrying value of the loan to the value of the underlying property, less estimated selling costs. Since we record the charge-off when we receive the updated valuation, we typically do not have any residential first mortgages classified as doubtful or loss. We evaluate multi-family, commercial and construction loans individually and base our classification on the debt service capability of the underlying property as well as secondary sources of repayment such as the borrower’s and any guarantor’s ability and willingness to provide debt service.
Originating loans secured by residential real estate is our primary business. Our financial results may be adversely affected by changes in prevailing economic conditions, either nationally or in our local New Jersey and metropolitan New York market areas, including decreases in real estate values, adverse employment conditions, the monetary and fiscal policies of the federal and state government and other significant external events. As a result of our lending practices, we have a concentration of loans secured by real property located primarily in New Jersey, New York and Connecticut. At December 31, 2010, approximately 78.4% of our total loans are in the New York metropolitan area.
Included in our loan portfolio at December 31, 2010 and 2009 are  $5.14 billion and  $4.59 billion, respectively, of interest-only loans. These loans are originated as adjustable-rate mortgage (“ARM”) loans with initial terms of five, seven or ten years with the interest-only portion of the payment based upon the initial loan term, or offered on a 30-year fixed-rate loan with interest-only payments for the first 10 years of the obligation. At the end of the initial 5-, 7- or 10-year interest-only period, the loan payment will adjust to include both principal and interest and will amortize over the remaining term so the loan will be repaid at the end of its original life. We had  $179.3 million and  $82.2 million of non-performing interest-only loans at December 31, 2010 and 2009, respectively.
In addition to our full documentation loan program, we originate loans to certain eligible borrowers as limited documentation loans. We have originated these types of loans for over 15 years. Loans eligible for limited documentation processing are ARM loans, interest-only first mortgage loans and 10-, 15-, 20-, 30- and 40-year fixed-rate loans to owner-occupied primary and second home applicants. These loans are available in amounts up to 70% of the lower of the appraised value or purchase price of the property. Generally the maximum loan amount for limited documentation loans is  $750,000 and these loans are subject to higher interest rates than our full documentation loan products. We also allow certain borrowers to obtain mortgage loans without verification of income. However, in these cases, we do verify the borrowers’ assets. These loans are subject to somewhat higher interest rates than our regular products, and are generally limited to a maximum loan-to-value ratio of 60%. Limited documentation and no income verification loans have an inherently higher level of risk compared to loans with full documentation. We had  $149.8 million and  $68.0 million of originated non-performing reduced-documentation loans at December 31, 2010 and 2009, respectively.
The following table is a comparison of our delinquent loans by class as of the date indicated:

							90 Days
			90 Days	Total	Current	Total	or more
At December 31, 2010	30-59 Days	60-89 Days	or more	Past Due	Loans	Loans	accruing

	(Dollars in thousands)
One- to four-family first mortgages:
Amortizing	$363,583	$161,530	$678,914	$1,204,027	$24,208,632	$25,412,659	$64,156
Interest-only	47,479	29,570	179,348	256,397	4,880,066	5,136,463	—
Multi-family and commercial mortgages	3,199	1,199	1,117	5,515	42,552	48,067	—
Construction loans	—	—	7,560	7,560	1,521	9,081	—
Consumer and other loans:					159,320	160,896	—
Fixed-rate second mortgages	896	240	440	1,576
Home equity lines of credit	2,419	703	2,356	5,478	131,989	137,467	—
Other	1,330	3	1,524	2,857	16,407	19,264	—

Total	$418,906	$193,245	$871,259	$1,483,410	$29,440,487	$30,923,897	$64,156

Loans that are past due 90 days or more and still accruing interest are loans that are guaranteed by the FHA.
Upon request, we will generally agree to a short-term payment plan for certain residential mortgage loan borrowers. Many of these customers are current as to their mortgage payments, but may be anticipating a short-term cash flow need and want to protect their credit history. The extent of these plans is generally limited to a six-month deferral of principal payments only. Pursuant to these short-term payment plans, we do not modify mortgage notes, recast legal documents, extend maturities or reduce interest rates. We also do not forgive any interest or principal. We have not classified these loans as troubled debt restructurings since we collect all principal and interest, the deferral period is short and any reduction in the present value of cash flows is due to the insignificant delay in the timing of principal payments. The principal balance of loans with payment plans at December 31, 2010 amounted to  $81.3 million, including  $54.4 million of loans that are current,  $13.9 million that are 30 to 59 days past due,  $4.7 million that are 60 to 89 days past due and  $8.3 million that are 90 days or more past due.
Loans modified in a troubled debt restructuring totaled  $11.1 million at December 31, 2010. There were none at December 31, 2009. These loans were current at the time of the restructuring and have complied with the terms of their restructure agreement.
The following table presents the geographic distribution of our loan portfolio as a percentage of total loans and of our non-performing loans as a percentage of total non-performing loans.

	At December 31, 2010		At December 31, 2009
	Total loans	Non-performing loans	Total loans	Non-performing loans

New Jersey	44.0%	45.7%	43.0%	41.6%
New York	19.9	18.7	18.2	18.0
Connecticut	14.5	6.5	12.6	4.2

Total New York metropolitan area	78.4	70.9	73.8	63.8

Virginia	3.5	4.6	4.6	6.2
Illinois	3.0	4.9	3.9	5.6
Maryland	2.7	4.4	3.5	5.1
Massachusetts	1.9	1.6	2.7	2.3
Pennsylvania	3.1	1.2	2.0	1.9
Minnesota	1.3	1.8	1.4	1.8
Michigan	1.1	2.5	1.3	4.2
All others	5.0	8.1	6.8	9.1

Total Outside New York metropolitan area	21.6%	29.1%	26.2%	36.2%

	100.0	100.0	100.0	100.0

The ultimate ability to collect the loan portfolio is subject to changes in the real estate market and future economic conditions. During 2010 and 2009, there was a decline in the housing and real estate markets, both nationally and locally. Housing market conditions in our lending market areas weakened during 2010 and 2009 as evidenced by reduced levels of sales, increasing inventories of houses on the market, declining house prices, an increase in the length of time houses remain on the market and rising unemployment levels.
Although we believe that we have established and maintained the ALL at adequate levels, additions may be necessary if future economic and other conditions differ substantially from the current operating environment. While we continue to adhere to prudent underwriting standards, we are geographically concentrated in the New York metropolitan area of the United States and, therefore, are not immune to negative consequences arising from overall economic weakness and, in particular, a sharp downturn in the housing industry. Continued decreases in real estate values could adversely affect the value of property used as collateral for our loans. No assurance can be given in any particular case that our loan-to-value ratios will provide full protection in the event of borrower default. Adverse changes in the economy and increases in the unemployment rate may have a negative effect on the ability of our borrowers to make timely loan payments, which would have an adverse impact on our earnings. A further increase in loan delinquencies would decrease our net interest income and may adversely impact our loss experience on non-performing loans which may result in an increase in the loss factors used in our quantitative analysis of the ALL, causing increases in our provision and ALL. Although we use the best information available, the level of the ALL remains an estimate that is subject to significant judgment and short-term change.
We generally obtain new collateral values by the time a loan becomes 180 days delinquent. If the estimated fair value of the collateral (less estimated selling costs) is less than the recorded investment in the loan, we charge-off an amount to reduce the loan to the fair value of the collateral less estimated selling costs. As a result, certain losses inherent in our non-performing loans are being recognized as charge-offs which may result in a lower ratio of the ALL to non-performing loans when accompanied by a concurrent increase in total non-performing loans (i.e. due to the addition of new non-performing loans). Net charge-offs amounted to  $98.5 million for 2010 as compared to  $47.2 million in 2009. These charge-offs were primarily due to the results of our reappraisal process for our non-performing residential first mortgage loans with only 71 loans disposed of through the foreclosure process during 2010 with a final net gain on sale (after previous charge-offs of  $8.9 million) of approximately  $508,000. Write-downs on foreclosed real estate amounted to  $3.2 million for 2010. The results of our reappraisal process and our recent charge-off history are also considered in the determination of the ALL. At December 31, 2010 the average LTV ratio (using appraised values at the time of origination) of our non-performing loans was 75% and was 61% for our total mortgage loan portfolio. Thus, the ratio of the ALL to non-performing loans needs to be viewed in the context of the underlying LTVs of the non-performing loans and the relative decline in home values.
As part of our estimation of the ALL, we monitor changes in the values of homes in each market using indices published by various organizations including the FHFA and Case-Shiller. Our Asset Quality Committee uses these indices and a stratification of our loan portfolio by state as part of its quarterly determination of the ALL. We generally obtain updated collateral values by the time a loan becomes 180 days delinquent which we believe identifies potential charge-offs more accurately than a house price index that is based on a wide geographic area and includes many different types of houses. However, we use the house price indices to identify geographic areas experiencing weaknesses in housing markets to determine if an overall adjustment to the ALL is required based on loans we have in those geographic areas and to determine if changes in the loss factors used in the ALL quantitative analysis are necessary. Our quantitative analysis of the ALL accounts for increases in non-performing loans by applying progressively higher risk factors to loans as they become more delinquent. Based on our recent loss experience on non-performing loans, we increased certain loss factors used in our quantitative analysis of the ALL for our one- to four-family first mortgage loans during 2010. If our future loss experience requires additional increases in our loss factors, this may result in increased levels of loan loss provisions.
In addition to our quantitative systematic methodology, we also use qualitative analyses to determine the adequacy of our ALL. Our qualitative analyses include further evaluation of economic factors, such as trends in the unemployment rate, as well as a ratio analysis to evaluate the overall measurement of the ALL. This analysis includes a review of delinquency ratios, net charge-off ratios and the ratio of the ALL to both non-performing loans and total loans. This qualitative review is used to reassess the overall determination of the ALL and to ensure that directional changes in the ALL and the provision for loan losses are supported by relevant internal and external data.
We consider the average LTV of our non-performing loans and our total portfolio in relation to the overall changes in house prices in our lending markets when determining the ALL. This provides us with a “macro” indication of the severity of potential losses that might be expected. Since substantially all our portfolio consists of first mortgage loans on residential properties, the LTV is particularly important to us when a loan becomes non-performing. The weighted average LTV in our one- to four-family mortgage loan portfolio at December 31, 2010 was 61%, using appraised values at the time of origination. The average LTV ratio of our non-performing loans was 75% at December 31, 2010. Based on the valuation indices, house prices have declined in the New York metropolitan area, where 70.9% of our non-performing loans were located at December 31, 2010, by approximately 22% from the peak of the market in 2006 through November 2010 and by 31% nationwide during that period. Changes in house values may affect our loss experience which may require that we change the loss factors used in our quantitative analysis of the ALL. There can be no assurance whether significant further declines in house values may occur and result in higher loss experience and increased levels of charge-offs and loan loss provisions.
There were no loans held for sale at December 31, 2010 and 2009.
The following is a summary of loans, by class, on which the accrual of income has been discontinued and loans that are contractually past due 90 days or more but have not been classified as non-accrual at December 31:

	2010	2009
	(In thousands)
Non-accrual loans:
One-to four-family amortizing loans	$614,758	$499,550
One-to four-family interest-only loans	179,348	82,236
Multi-family and commercial mortgages	1,117	1,414
Construction loans	7,560	6,624
Fixed-rate second mortgages	440	354
Home equity lines of credit	2,356	1,480
Other loans	1,524	82

Total non-accrual loans	807,103	591,740
Accruing loans delinquent 90 days or more	64,156	35,955

Total non-performing loans	$871,259	$627,695

The total amount of interest income on non-accrual loans that would have been recognized if interest on all such loans had been recorded based upon original contract terms amounted to approximately  $48.7 million. The total amount of interest income received during the year on non-accrual loans amounted to approximately  $4.5 million during 2010. Hudson City is not committed to lend additional funds to borrowers on non-accrual status.
The following table presents our loans evaluated for impairment by class at the date indicated:

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
At December 31, 2010	Investment	Balance	Allowance	Investment	Recognized
	(In thousands)
With an allowance:
Multi-family and commercial mortgages	$5,712	$9,161	$3,449	$9,159	$485
Construction loans	5,863	7,560	1,697	6,949	—

Total	$11,575	$16,721	$5,146	$16,108	$485

At December 31, 2010 and 2009, loans evaluated for impairment in accordance with FASB guidance amounted to  $16.7 million and  $11.2 million, respectively. Based on this evaluation, the ALL related to loans classified as impaired at December 31, 2010 and 2009 amounted to  $5.1 million and  $2.1 million, respectively. Interest income received during the year on loans classified as impaired was immaterial.
An analysis of the ALL at December 31 follows:

	2010	2009	2008
	(In thousands)

Balance at beginning of year	$140,074	$49,797	$34,741

Charge-offs	(110,771)	(48,133)	(4,522)
Recoveries	12,271	910	78

Net charge-offs	(98,500)	(47,223)	(4,444)

Provision for loan losses	195,000	137,500	19,500

Balance at end of year	$236,574	$140,074	$49,797

The following table presents the activity in our ALL by portfolio segment at the year indicated.

	At December 31, 2010
	One-to four-	Multi-family
	Family	and Commercial		Consumer and
	Mortgages	Mortgages	Construction	Other Loans	Total
	(In thousands)
Balance at beginning of year	$133,927	$1,304	$1,865	$2,978	$140,074

Provision for loan losses	191,697	3,115	(137)	325	195,000
Charge-offs	(110,669)	—	—	(102)	(110,771)
Recoveries	12,269	—	—	2	12,271

Net (charge-offs) recoveries	(98,400)	—	—	(100)	(98,500)

Balance at end of year	$227,224	$4,419	$1,728	$3,203	$236,574

Loan portfolio:
Balance at end of year
Individually evaluated for impairment	$—	$9,161	$7,560	$—	$16,721
Collectively evaluated for impairment	30,549,122	38,906	1,521	317,627	30,907,176

Banking Premises and Equipment, net	12 Months Ended
Dec. 31, 2010
Banking Premises and Equipment, net [Abstract]
Banking Premises and Equipment, net
7. Banking Premises and Equipment, net
A summary of the net carrying value of banking premises and equipment at December 31 is as follows:

	2010	2009
	(In thousands)
Land	$5,806	$5,806
Buildings	56,127	55,100
Leasehold improvements	45,812	43,550
Furniture, fixtures and equipment	83,278	78,998

Total acquisition cost	191,023	183,454
Accumulated depreciation and amortization	(121,579)	(113,338)

Total banking premises and equipment, net	$69,444	$70,116

Amounts charged to net occupancy expense for depreciation and amortization of banking premises and equipment amounted to  $8.7 million,  $9.7 million and  $10.2 million in 2010, 2009 and 2008, respectively.
Hudson City has entered into non-cancelable operating lease agreements with respect to banking premises and equipment. It is expected that many agreements will be renewed at expiration in the normal course of business.
Future minimum rental commitments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year are as follows:

Year	Amount
(In thousands)
2011	$9,268
2012	9,462
2013	9,449
2014	9,267
2015	8,980
Thereafter	100,431

Total	$146,857

Net occupancy expense included gross rental expense for bank premises of  $11.2 million,  $10.4 million, and  $9.4 million in 2010, 2009, and 2008, respectively, and rental income of  $334,000,  $356,000, and  $324,000 for the respective years.

Deposits	12 Months Ended
Dec. 31, 2010
Deposits [Abstract]
Deposits
8. Deposits
Deposits at December 31 are summarized as follows:

	2010			2009
			Weighted			Weighted
	Balance	Percent	Average Rate	Balance	Percent	Average Rate
	(Dollars in thousands)
Savings	$860,806	3.42%	0.64%	$786,559	3.20%	0.74%
Noninterest-bearing demand	567,230	2.25	—	586,041	2.38	—
Interest-bearing demand	2,152,460	8.55	0.73	2,075,175	8.44	1.36
Money market	6,310,080	25.07	1.04	5,058,842	20.59	1.38
Time deposits	15,282,550	60.71	1.67	16,071,431	65.39	2.01

Total deposits	$25,173,126	100.00%	1.36%	$24,578,048	100.00%	1.74%

Time deposits of  $100,000 or more amounted to  $5.78 billion and  $5.94 billion at December 31, 2010 and 2009, respectively. Interest expense on time deposits of  $100,000 or more for the years ended December 31, 2010, 2009 and 2008 was  $100.8 million,  $112.1 million, and  $119.9 million, respectively. Included in noninterest-bearing demand accounts are mortgage escrow deposits of  $97.6 million and  $100.0 million at December 31, 2010 and 2009, respectively.
Scheduled maturities of time deposits at December 31, 2010 are as follows:

Year	Amount
(In thousands)
2011	$10,601
2012	2,521
2013	555
2014	504
2015	1,102

Total	$15,283

Borrowed Funds	12 Months Ended
Dec. 31, 2010
Borrowed Funds [Abstract]
Borrowed Funds
9. Borrowed Funds
Borrowed funds at December 31 are summarized as follows:

	2010		2009
		Weighted		Weighted
		Average		Average
	Principal	Rate	Principal	Rate
	(Dollars in thousands)

Securities sold under agreements to repurchase:
FHLB	$2,150,000	4.29%	$2,400,000	4.44%
Other brokers	12,650,000	4.00	12,700,000	3.93

Total securities sold under agreements to repurchase	14,800,000	4.04	15,100,000	4.01

Advances from the FHLB	14,875,000	3.99	14,875,000	3.99

Total borrowed funds	$29,675,000	4.02%	$29,975,000	4.00%

Accrued interest payable	$151,215		$141,828
The average balances of borrowings and the maximum amount outstanding at any month-end are as follows:

	At or for the Year Ended December 31,
	2010	2009	2008
	(Dollars in thousands)

Repurchase Agreements:
Average balance outstanding during the year	$15,034,110	$15,100,221	$13,465,540

Maximum balance outstanding at any month-end during the year	$15,100,000	$15,100,000	$15,100,000

Weighted average rate during the period	4.10%	4.05%	4.17%

FHLB Advances:
Average balance outstanding during the year	$14,875,000	$15,035,798	$13,737,057

Maximum balance outstanding at any month-end during the year	$14,875,000	$15,575,000	$15,125,000

Weighted average rate during the period	4.04%	4.01%	4.14%

Substantially all of our borrowed funds may be put back to us at the discretion of the issuer after an initial no-put period. At December 31, 2010, borrowed funds had scheduled maturities and potential put dates as follows:

	Borrowings by Scheduled		Borrowings by Earlier of Scheduled
	Maturity Date		Maturity or Next Potential Put Date
		Weighted		Weighted
		Average		Average
Year	Principal	Rate	Principal	Rate
	(Dollars in thousands)

2011	$450,000	3.71%	$23,275,000	3.90%
2012	250,000	3.55	1,050,000	4.15
2013	250,000	5.30	1,325,000	4.69
2014	350,000	3.37	3,825,000	4.47
2015	3,175,000	3.85	200,000	3.91
2016	5,375,000	4.35	—	—
2017	8,425,000	4.17	—	—
2018	6,300,000	3.19	—	—
2019	1,725,000	4.62	—	—
2020	3,375,000	4.53	—	—

Total	$29,675,000	4.02%	$29,675,000	4.02%

The amortized cost and fair value of the underlying securities used as collateral for securities sold under agreements to repurchase, at or for the years ended December 31 are as follows:

	At December 31,
	2010	2009	2008
	(In thousands)

Amortized cost of collateral:
United States government-sponsored enterprise securities	$2,529,995	$2,429,640	$2,150,000
Mortgage-backed securities	14,653,221	14,482,533	15,572,838

Total amortized cost of collateral	$17,183,216	$16,912,173	$17,722,838

Fair value of collateral:
United States government-sponsored enterprise securities	$2,475,720	$2,363,328	$2,159,471
Mortgage-backed securities	15,125,185	15,115,964	15,759,490

Total fair value of collateral	$17,600,905	$17,479,292	$17,918,961

We have two collateralized borrowings in the form of repurchase agreements totaling  $100.0 million with Lehman Brothers, Inc. Lehman Brothers, Inc. is currently in liquidation under the Securities Industry Protection Act. Mortgage-backed securities with an amortized cost of approximately  $114.5 million are pledged as collateral for these borrowings and we have demanded the return of this collateral. We believe that we have the legal right to setoff our obligation to repay the borrowings against our right to the return of the mortgage-backed securities pledged as collateral. As a result, we believe that our potential economic loss from Lehman Brother’s failure to return the collateral is limited to the excess market value of the collateral over the  $100 million repurchase price. We intend to pursue full recovery of the pledged collateral in accordance with the contractual terms of the repurchase agreements. There can be no assurances that the final settlement of this transaction will result in the full recovery of the collateral or the full amount of the claim. We have not recognized a loss in our financial statements related to these repurchase agreements as we have concluded that a loss is neither probable nor estimable at December 31, 2010.
At December 31, 2010, we had unused lines of credit available from the FHLB, other than repurchase agreements, of up to  $500.0 million. These lines of credit are renewed on an annual basis by the FHLB. Our advances from the FHLB are secured by our investment in FHLB stock and by a blanket security agreement. This agreement requires us to maintain as collateral certain qualifying assets (such as one- to-four family residential mortgage loans) with a fair value, as defined, at least equal to 110% of any outstanding advances.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2010
Employee Benefit Plans [Abstract]
Employee Benefit Plans
10. Employee Benefit Plans
a) Retirement and Other Postretirement Benefits
Non-contributory retirement and postretirement plans are maintained to cover employees hired prior to August 1, 2005, including retired employees, who have met the eligibility requirements of the plans. Benefits under the qualified and non-qualified defined benefit retirement plans are based primarily on years of service and compensation. In 2005, participation in the non-contributory retirement plan was restricted to those employees hired on or before July 31, 2005. Employees hired on or after August 1, 2005 will not participate in the plan. Also in 2005, the plan for postretirement benefits, other than pensions, was changed to restrict participation to those employees hired on or before July 31, 2005, and placed a cap on the premium value of the non-contributory coverage provided at the 2007 premium rate, beginning in 2008, for those eligible employees who retire after December 31, 2005.
Funding of the qualified retirement plan is actuarially determined on an annual basis. It is our policy to fund the qualified retirement plan sufficiently to meet the minimum requirements set forth in the Employee Retirement Income Security Act of 1974. The non-qualified retirement plan, for certain executive officers, is unfunded and had a projected benefit obligation of  $19.5 million at December 31, 2010 and  $17.1 million at December 31, 2009. Certain health care and life insurance benefits are provided to eligible retired employees (“other benefits”). Participants generally become eligible for retiree health care and life insurance benefits after 10 years of service. The measurement date for year-end disclosure information is December 31 and the measurement date for net periodic benefit cost is January 1.
The following table shows the change in benefit obligation, the change in plan assets, and the funded status for the retirement plans and other benefits at December 31:

	Retirement Plans		Other Benefits
	2010	2009	2010	2009

	(In thousands)
Change in Benefit Obligation:
Benefit obligation at beginning of year	$141,828	$132,134	$34,221	$37,820
Service cost	4,043	4,001	489	583
Interest cost	8,339	7,776	1,668	1,884
Participant contributions	—	—	144	46
Actuarial loss (gain)	6,278	2,403	14,135	(4,197)
Benefits paid	(4,473)	(4,486)	(2,404)	(1,915)
Medicare subsidy	—	—	102	—

Benefit obligation at end of year	156,015	141,828	48,355	34,221

Change in Plan Assets:
Fair value of plan assets at beginning of year	143,768	96,327	—	—
Actual return on plan assets	12,249	16,595	—	—
Employer contributions	332	35,332	2,260	1,869
Participant contributions	—	—	144	46
Benefits paid	(4,473)	(4,486)	(2,404)	(1,915)

Fair value of plan assets at end of year	151,876	143,768	—	—

Funded status	$(4,139)	$1,940	$(48,355)	$(34,221)

Funded status amounts recognized in the consolidated statements of financial condition at December 31 consist of:

	Retirement Plans		Other Benefits
	2010	2009	2010	2009
	(In thousands)
Other assets	$—	$1,940	$—	$—
Accrued expenses and other liabilities	4,139	—	48,355	34,221
Pre-tax amounts recognized as components of total accumulated other comprehensive income at December 31 consist of:

	Retirement Plans		Other Benefits
	2010	2009	2010	2009
	(In thousands)
Net actuarial loss	$50,565	$47,981	$22,413	$8,301
Prior service cost (credit)	1,900	2,239	(20,905)	(22,470)

Total	$52,465	$50,220	$1,508	$(14,169)

The accumulated benefit obligation for all defined benefit retirement plans was  $133.4 million and  $120.9 million at December 31, 2010 and 2009, respectively.
Net periodic benefit cost for the years ended December 31 included the following components:

	Retirement Plans			Other Benefits
	2010	2009	2008	2010	2009	2008
	(In thousands)
Net periodic benefit cost:
Service cost	$4,043	$4,001	$3,285	$489	$583	$1,122
Interest cost	8,339	7,776	6,675	1,668	1,884	2,272
Expected return on assets	(11,659)	(8,575)	(8,530)	—	—	—
Amortization of:
Net actuarial loss	3,106	3,686	252	23	301	687
Prior service cost (credit)	339	338	325	(1,565)	(1,565)	(1,565)

Net periodic benefit cost	4,168	7,226	2,007	615	1,203	2,516
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	5,690	(4,081)	41,275	14,135	(2,659)	(1,116)
Prior service cost (credit)	—	—	—	—	—	—
Amortization of net actuarial loss	(3,106)	(3,686)	(252)	(23)	(301)	(687)
Amortization of prior service cost	(339)	(338)	(325)	1,565	1,565	1,565

Total recognized in other comprehensive income	2,245	(8,105)	40,698	15,677	(1,395)	(238)

Total recognized in net periodic benefit cost and other comprehensive income	$6,413	$(879)	$42,705	$16,292	$(192)	$2,278

The estimated net actuarial loss and prior service cost for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2011 are  $3.8 million and  $347,000 respectively. The estimated net actuarial loss and prior service credit for other defined benefit post-retirement plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost during 2011 are  $1.3 million and ( $1.6) million, respectively.
The following are the weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:

	Retirement Plans			Other Benefits
	2010	2009	2008	2010	2009	2008

Discount rate	6.00%	5.75%	6.00%	5.75%	5.75%	6.00%
Expected return on assets	8.25	8.25	8.25	—	—	—
Rate of compensation increase	4.00	4.25	4.25	—	—	—
The following are the weighted-average assumptions used to determine benefit obligations at December 31:

	Retirement Plans		Other Benefits
	2010	2009	2010	2009

Discount rate	5.75%	6.00%	5.50%	5.75%
Rate of compensation increase	4.00	4.00	—	—
The overall expected return on assets assumption is based on the historical performance of the pension fund. The average return over the past ten years was determined for the market value of assets, which is the value used in the calculation of annual net periodic benefit cost.
The assumed health care cost trend rate used to measure the expected cost of other benefits for 2010 was 8.5%. The rate was assumed to decrease gradually to 4.75% for 2016 and remain at that level thereafter.
A 1% change in the assumed health care cost trend rate would have the following effects on other benefits:

	1% Increase	1% Decrease
	(In thousands)
Effect on total service cost and interest cost	$47	$0
Effect on other benefit obligations	938	(505)
Funds in Hudson City’s qualified retirement plan are invested in a commingled asset allocation fund (the “Fund”) of a well-established asset management company and in Hudson City Bancorp, Inc. common stock. The purpose of the Fund is to provide a diversified portfolio of equities, fixed income instruments and cash. The plan trustee, in its absolute discretion, manages the Fund. The Fund is maintained with the objective of providing investment results that outperform a static mix of 55% equity, 35% bond and 10% cash, as well as the median manager of balanced funds. In order to achieve the Fund’s return objective, the Fund will combine fundamental analysis and a quantitative proprietary model to allocate and reallocate assets among the three broad investment categories of equities, money market instruments and other fixed income obligations. As market and economic conditions change, these ratios will be adjusted in moderate increments of about five percentage points. It is intended that the equity portion will represent approximately 40% to 70%, the bond portion approximately 25% to 55% and the money market portion 0% to 25%. Performance results are reviewed at least annually with the asset management company of the Fund.
Equity securities held by the Fund include Hudson City Bancorp common stock in the amount of  $8.9 million (5.9% of total plan assets) as of December 31, 2010, and  $9.6 million (6.7% of total plan assets) as of December 31, 2009. This stock was purchased at an aggregate cost of  $6.0 million using a cash contribution made by Hudson City Savings in July 2003. Our plan may not purchase our common stock if, after the purchase, the fair value of our common stock held by the plan equals or exceeds 10% of the fair value of plan assets. We review with the plan administrator the rebalancing of plan assets if the fair value of our common stock held by the plan exceeds 20% of the fair value of the total plan assets.
The following table presents the fair value of the retirement plan’s assets at December 31, 2010 and 2009 by asset class:

		Fair Value Measurements at December 31, 2010
		Quoted Prices in Active	Significant Other	Significant
	Carrying	Markets for Identical	Observable Inputs	Unobservable
Asset Class	Value	Assets (Level 1)	(Level 2)	Inputs (Level 3)
	(In thousands)
Cash	13,599	13,599	—	—
Guaranteed deposit fund (a)	11,977	—	—	11,977
Equity Securities (b)	81,017	81,017	—	—
Fixed income securities (c)	45,283	—	45,283	—

	$151,876	$94,616	$45,283	$11,977

		Fair Value Measurements at December 31, 2009
		Quoted Prices in Active	Significant Other	Significant
	Carrying	Markets for Identical	Observable Inputs	Unobservable
Asset Class	Value	Assets (Level 1)	(Level 2)	Inputs (Level 3)
	(In thousands)
Cash	8,732	8,732	—	—
Guaranteed deposit fund (a)	12,059	—	—	12,059
Equity Securities (d)	78,475	78,475	—	—
Fixed income securities (e)	44,502	—	44,502	—

	$143,768	$87,207	$44,502	$12,059

(a)	The Guaranteed Deposit Fund (the “Fund”) is an investment in the general account of the Prudential Retirement Insurance and Annuity Company and represents an insurance claim supported by all general account assets. The Fund’s assets are intermediate-term, high-grade fixed income securities consisting of commercial mortgages, private placement bonds, publicly-traded debt securities and asset-backed securities.

(b)	This class includes a mutual fund that invests primarily in stocks representative of the whole U.S. stock market. The objectives of this mutual fund is to outperform the U.S. stock markets. This class also includes $8.9 million of Hudson City Bancorp, Inc. common stock at December 31, 2010.

(c)	This class includes investments in U.S. Treasuries, MBSs issued by GSEs, investment-grade corporate bonds and sovereign debt.

(d)	This class includes mutual funds that invest primarily in the Russell 1000 Growth Index and Russell 1000 Value Index. The objectives of the mutual funds are to outperform these indices. The mutual funds also invest in other equity securities, derivative instruments and cash-equivalent securities or funds. This class also includes $9.6 million of Hudson City Bancorp, Inc. common stock at December 31, 2009.

(e)	This class includes a mutual fund that invests in international, emerging markets and high-yield fixed income markets.
The following table presents a reconciliation of Level 3 assets measured at fair value at December 31:

	Fair Value Measurements Using
	Significant Unobservable Inputs (Level 3)
	(In thousands)
	Guaranteed Deposit Fund
	2010	2009
Beginning balance	$12,059	$12,273
Purchases, sales, issuances and settlements (net)	(82)	(214)
Transfer into level 3	—	—

Ending balance	$11,977	$12,059

We made no contributions to our retirement plans during 2010. We do not expect to make a contribution during 2011.
The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid under the current provisions of the plans.

	Retirement	Other
Year	Plans	Benefits
	(In thousands)
2011	$5,772	$2,781
2012	6,097	2,937
2013	7,471	3,160
2014	8,044	3,291
2015	8,797	3,481
2016 through 2020	54,396	18,602
b) Employee Stock Ownership Plan
The ESOP is a tax-qualified plan designed to invest primarily in Hudson City common stock that provides employees with the opportunity to receive an employer-funded retirement benefit based primarily on the value of Hudson City common stock. Employees are generally eligible to participate in the ESOP after one year of service providing they worked at least 1,000 hours during the plan year and attained age 21. Participants who do not have at least 1,000 hours of service during the plan year or are not employed on the last working day of a plan year are generally not eligible for an allocation of stock for such year. The ESOP was authorized to purchase 27,879,385 shares following our initial public offering and an additional 15,719,223 shares following our second-step conversion. The ESOP administrator did purchase, in aggregate, 43,598,608 shares of Hudson City common stock at an average price of  $5.69 per share with loans from Hudson City Bancorp.
The combined outstanding loan principal at December 31, 2010 was  $229.3 million. Those shares purchased were pledged as collateral for the loan and are released from the pledge for allocation to participants as loan payments are made. The loan will be repaid and the shares purchased will be allocated to employees in equal installments of 962,185 shares per year over a forty-year period. The annual allocation of shares is based on the ratio of a participant’s eligible compensation, as defined in the ESOP document, as a percentage of total eligible compensation of all participants in the ESOP. Dividends on allocated and unallocated shares, to the extent that they exceed the scheduled principal and interest payments on the ESOP loan, are paid to participants in cash.
Through December 31, 2010, a total of 10,884,329 shares have been allocated or committed to be allocated to participants. Unallocated ESOP shares held in suspense totaled 32,714,279 at December 31, 2010 and had a fair market value of  $416.8 million. ESOP compensation expense for the years ended December 31, 2010, 2009 and 2008 was  $21.2 million,  $20.8 million, and  $23.0 million, respectively.
The ESOP restoration plan is a non-qualified plan that provides supplemental benefits to certain executives who are prevented from receiving the full benefits contemplated by the employee stock ownership plan’s benefit formula. The supplemental cash payments consist of payments representing shares that cannot be allocated to participants under the ESOP due to the legal limitations imposed on tax-qualified plans and, in the case of participants who retire before the repayment in full of the ESOP’s loan, payments representing the shares that would have been allocated if employment had continued through the full term of the loan. We accrue for these benefits over the period during which employees provide services to earn these benefits. At December 31, 2010 and 2009, we had accrued  $33.4 million and  $33.3 million, respectively for the ESOP restoration plan. Compensation expense related to this plan amounted to  $539,000,  $3.7 million and  $6.5 million in 2010, 2009, and 2008, respectively.
c) Restricted Stock Plans
Hudson City Bancorp granted stock awards pursuant to the RRP established in January 2000 and the Stock Incentive Plan (the “SIP Plan”) established in January 2006. The purpose of both plans is to promote the growth and profitability of Hudson City Bancorp by providing directors, officers and employees with an equity interest in Hudson City Bancorp as an incentive to achieve corporate goals. The plans have invested primarily in shares of Hudson City common stock that were used to make restricted stock awards. Expense for both plans in the amount of the fair value of the common stock at the date of grant is recognized ratably over the vesting period.
The RRP were authorized, in the aggregate, to purchase not more than 14,901,480 shares of common stock, and have purchased 14,887,855 shares on the open market at an average price of  $2.91 per share. Generally, restricted stock grants are held in escrow for the benefit of the award recipient until vested. Awards outstanding generally vest in five annual installments commencing one year from the date of the award. As of December 31, 2010, common stock that had not been awarded totaled 13,625 shares.
During 2009, the Compensation Committee authorized performance-based stock awards (the “2009 stock awards”) pursuant to the SIP Plan for 847,750 shares of our common stock. These shares were issued from treasury stock and will vest in annual installments over a three-year period if certain performance measures are met and employment continues through the vesting date. None of these shares may be sold or transferred before the January 2012 vesting date. We have determined that it is probable these performance measures will be met and have therefore recorded compensation expense for the 2009 stock awards in 2010. Expense for the 2009 stock awards is recognized over the vesting period and is based on the fair value of the shares on the grant date which was  $12.03. In addition to the 2009 stock awards, grants were made in 2010 (the “2010 stock awards”) pursuant to the SIP Plan for 18,000 shares of our common stock. Expense for the 2010 stock awards is recognized over the vesting period of three years and is based on the fair value of the shares on the grant date which was  $13.12. Expense attributable to both plans amounted to  $3.8 million,  $4.6 million and  $1.4 million for the years ended December 31, 2010, 2009 and 2008, respectively.
A summary of the status of the granted, but unvested shares under the RRP and SIP Plan as of December 31, and changes during those years, is presented below:

			Restricted Stock Awards
	2010		2009		2008
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Grant Date	Number of	Grant Date	Number of	Grant Date
	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value
Outstanding at beginning of period	959,956	$12.00	224,417	$11.73	350,576	$11.74
Granted	18,000	13.12	847,750	12.03	—	—
Vested	(394,789)	11.94	(112,211)	11.73	(126,159)	11.75
Outstanding at end of period	583,167	$12.06	959,956	$12.00	224,417	$11.73

The per share weighted-average vesting date fair value of the shares vested during 2010, 2009, and 2008 was  $13.16,  $12.56, and  $18.47, respectively.
d) Stock Option Plans
In accordance with FASB guidance on stock compensation, compensation expense is recognized based upon the grant-date fair value of those awards.
Each stock option granted entitles the holder to purchase one share of Hudson City’s common stock at an exercise price not less than the fair market value of a share of common stock at the date of grant. Options granted generally vest over a five year period from the date of grant and will expire no later than 10 years following the grant date. Under the Hudson City stock option plans existing prior to 2006, 36,323,960 shares of Hudson City Bancorp, Inc. common stock have been reserved for issuance. Directors and employees have been granted 36,503,507 stock options, including 240,819 shares previously issued, but forfeited by plan participants prior to exercise.
In June 2006, our shareholders approved the Hudson City Bancorp, Inc. 2006 SIP Plan authorizing us to grant up to 30,000,000 shares of common stock. In July 2006, the Compensation Committee of the Board of Directors of Hudson City Bancorp (the “Committee”), authorized grants to each non-employee director, executive officers and other employees to purchase shares of the Company’s common stock, pursuant to the SIP Plan. Grants of stock options made through December 31, 2009 pursuant to the SIP Plan amounted to 18,887,500 options at an exercise price equal to the fair value of our common stock on the grant date, based on quoted market prices. Of these options, 5,535,000 have vesting periods ranging from one to five years and an expiration period of ten years. The remaining 13,352,500 shares have vesting periods ranging from two to three years if certain financial performance measures are met. Subject to review and verification by the Committee, we believe we attained these performance measures and have therefore recorded compensation expense for these grants.
During 2010, the Committee authorized stock option grants (the “2010 grants”) pursuant to the SIP Plan for 4,232,500 options at an exercise price equal to the fair value of our common stock on the grant date, based on quoted market prices. Of these options, 3,700,000 will vest in January 2013 if certain financial performance measures are met and employment continues through the vesting date (the “2010 Performance Options”). The remaining 532,500 options will vest between January 2011 (the “2010 Retention Options”) and July 2011. The 2010 grants have an expiration period of ten years. We have determined that it is probable these performance measures will be met and have therefore recorded compensation expense for the 2010 grants in 2010.
The fair values of the option grants were estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	2010		2009		2008
	Retention	Performance	Retention	Performance	Retention	Performance
	Options	Options	Options	Options	Options	Options
Expected dividend yield	4.57%	4.57%	4.80%	4.80%	2.30%	2.30%
Expected volatility	41.30	34.58	33.43	29.08	19.59	20.75
Risk-free interest rate	1.65	2.55	1.29	1.75	2.41	2.88
Expected option life	3.6 years	5.6 years	3.5 years	5.5 years	3.5 years	5.5 years
Fair value of options granted	$3.00	$2.87	$2.05	$1.92	$2.14	$2.85
The dividend yield assumptions were based on our current declared dividend as a percentage of the stock price on the grant date. The expected volatility assumptions were calculated based on the weighting of our historical and rolling volatility for the expected term of the option grants. The risk-free interest rate was determined by reference to the continuously compounded yield on Treasury obligations for the expected term. The expected option life was based on historic optionee behavior for prior option grant awards.
Compensation expense related to our outstanding stock options amounted to  $11.1 million,  $12.9 million and  $15.0 million for the years ended December 31, 2010, 2009 and 2008, respectively.
A summary of the status of the granted, but unexercised stock options as of December 31, and changes during those years, is presented below:

	2010		2009		2008
		Weighted		Weighted		Weighted
	Number of	Average	Number of	Average	Number of	Average
	Stock	Exercise	Stock	Exercise	Stock	Exercise
	Options	Price	Options	Price	Options	Price
Outstanding at beginning
of year	24,262,692	$12.51	26,728,119	$10.35	29,080,114	$7.91
Granted	4,232,500	13.13	3,375,000	12.11	4,025,000	15.96
Exercised	(242,807)	5.08	(5,840,427)	2.30	(6,325,277)	2.69
Forfeited	(122,500)	14.06	—	—	(51,718)	13.10
Outstanding at end of year	28,129,885	$12.68	24,262,692	$12.51	26,728,119	$10.35
Shares issued upon the exercise of stock options are issued from treasury stock. Hudson City has an adequate number of treasury shares available for sale for future stock option exercises. The total intrinsic value of the options exercised during 2010, 2009 and 2008 was  $1.9 million,  $63.0 million, and  $92.4 million, respectively.
The following table summarizes information about our stock options outstanding at December 31, 2010:

Options Outstanding			Options Exercisable
	Weighted
	Average	Weighted		Weighted
Number	Remaining	Average	Number	Average
Of Options	Contractual	Exercise	Of Options	Exercise
Outstanding	Life	Price	Exercisable	Price

820,736	10 months	$3.59	820,736	$3.59
52,801	1 year	4.20	52,801	4.20
614,440	1 year	5.53	614,440	5.53
118,371	2 years	5.96	118,371	5.96
206,480	2 years	6.35	206,480	6.35
448,840	3 years	10.33	448,840	10.33
415,784	4 years	11.17	415,784	11.17
305,592	3 years	11.91	305,592	11.91
2,299,341	3 years	12.22	2,299,341	12.22
7,880,000	5.5 years	12.76	6,720,000	12.76
350,000	6.5 years	13.35	350,000	13.35
3,110,000	6 years	13.78	3,060,000	13.78
3,625,000	7 years	15.69	150,000	15.69
350,000	7 years	18.84	350,000	18.84
350,000	8 years	12.81	350,000	12.81
2,975,000	8 years	12.03	150,000	12.03
3,870,000	9 years	13.10	—	—
300,000	9 years	13.62	—	—
37,500	9 years	12.10	—	—

28,129,885		$12.68	16,412,385	$12.03

The total intrinsic value of the options outstanding and options exercisable were  $1.7 million and  $11.7 million, respectively, as of December 31, 2010. At December 31, 2010, unearned compensation costs related to all nonvested awards of options and restricted stock not yet recognized totaled  $13.8 million, and will be recognized over a weighted-average period of approximately 2.6 years.
e) Stock Unit Awards
Hudson City Bancorp granted stock unit awards to a newly appointed member of the Board of Directors in July 2010. The award is a cash award of  $250,000 which is then converted to common stock equivalents (stock units) of 20,661 shares. Expense for the 2010 stock unit award is recognized over the vesting period of three years and is based on the fair value of the shares on the grant date which was  $12.10. Expense attributable to the stock unit award amounted to  $42,000 for the year ended December 31, 2010.
f) Incentive Plans
A tax-qualified profit sharing and savings plan is maintained based on Hudson City’s profitability. All employees are eligible after one year of employment and the attainment of age 21. Expense related to this plan was  $2.5 million,  $3.0 million, and  $2.0 million in 2010, 2009 and 2008, respectively.
Certain incentive plans are maintained to recognize key executives who are able to make substantial contributions to the long-term success and financial strength of Hudson City. At the end of each performance period, the value of the award is determined in accordance with established criteria. Participants can elect cash payment or elect to defer the award until retirement. The expense related to these plans was  $6.8 million,  $7.3 million, and  $6.2 million in 2010, 2009 and 2008, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes [Abstract]
Income Taxes
11. Income Taxes
Income tax expense (benefit) is summarized as follows for the years ended December 31:

	2010	2009	2008

	(In thousands)
Federal:
Current	$334,736	$323,152	$255,511
Deferred	(44,256)	(36,368)	(9,372)

Total federal	290,480	286,784	246,139

State:
Current	76,294	70,270	44,685
Deferred	(11,547)	(10,332)	(3,496)

Total state	64,747	59,938	41,189

Total income tax expense	$355,227	$346,722	$287,328

Not included in the above table are deferred income tax expense amounts of  $68.5 million,  $94.4 million and  $21.4 million for 2010, 2009 and 2008, respectively, which represent the deferred income taxes relating to the changes in accumulated other comprehensive income (loss).
The amounts reported as income tax expense vary from the amounts that would be reported by applying the statutory federal income tax rate to income before income taxes due to the following:

	2010	2009	2008

	(Dollars in thousands)
Income before income tax expense	$892,433	$873,966	$732,886
Statutory income tax rate	35%	35%	35%

Computed expected income tax expense	312,352	305,888	256,510
State income taxes, net of federal income tax benefit	42,086	38,960	26,773
ESOP fair market value adjustment	2,183	2,212	3,665
Other, net	(1,394)	(338)	380

Income tax expense	$355,227	$346,722	$287,328

The net deferred tax asset consists of the following at December 31:

	2010	2009

	(In thousands)
Deferred tax asset:
Postretirement benefits	$42,804	$41,873
Allowance for loan losses	95,470	56,621
Mortgage premium amortization	4,623	6,281
Non-qualified benefit plans	50,734	44,393
ESOP expense	10,105	8,700
Fair value adjustment on mortgages recorded in Acquisition	2,313	2,826
Interest on non-accrual loans	23,725	11,483
Other	5,106	7,359

	234,880	179,536

Deferred tax liabilities:
Postretirement benefits	24,275	30,340
Net unrealized gain on securities available for sale	80,998	142,109
Fair value adjustments related to the Acquisition:
Core deposit intangible	1,881	2,544
Buildings	1,469	1,648
Other	59	83

	108,682	176,724

Net deferred tax asset (included in other assets)	$126,198	$2,812

The net deferred tax asset represents the anticipated federal and state tax benefits expected to be realized in future years upon the utilization of the underlying tax attributes comprising this balance. In management’s opinion, in view of Hudson City’s previous, current and projected future earnings trends, such net deferred tax asset will more likely than not be fully realized. Accordingly, no valuation allowance was deemed to be required at December 31, 2010 and 2009.
In July 2006, FASB issued guidance which clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. This guidance prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken, or expected to be taken, in a tax return. Accrued estimated penalties and interest on unrecognized tax benefits were approximately  $1.3 million and  $645,000 at December 31, 2010 and 2009, respectively. Estimated penalties and interest of  $626,000,  $(270,000), and  $470,000 are included in income tax expense at December 31, 2010, 2009, and 2008, respectively. The Company’s tax returns are subject to examination in the normal course by federal tax authorities for the years 2006 through 2010 and by state authorities for the years 2006 through 2010.
A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years ended December 31 is as follows:

	2010	2009
	(In thousands)
Balance at January 1	$4,053	$3,212
Additions based on tax positions related to the current year	1,754	3,156
Additions for tax positions of prior years	—	—
Reductions for tax positions of prior years	(450)	(2,315)

Balance at December 31	$5,357	$4,053

Retained earnings at December 31, 2010 included approximately  $58.0 million for which no deferred income taxes have been provided. This amount represents the base year allocation of income to bad debt deduction for tax purposes. Under FASB guidance, this amount is treated as a permanent difference and deferred taxes are not recognized unless it appears that the amount will be reduced and result in taxable income in the foreseeable future. Events that would result in taxation of these reserves include failure to qualify as a bank for tax purposes or distributions in excess of Hudson City Savings’ current and accumulated earnings and profits, distributions in redemption of stock and distributions in partial or complete liquidation. The unrecognized deferred tax liability with respect to our base-year deduction amounted to  $23.5 million at December 31, 2010 and 2009.

Fair Value Measurements and Disclosures	12 Months Ended
Dec. 31, 2010
Fair Value Measurements and Disclosures [Abstract]
Fair Value Measurements and Disclosures
12. Fair Value Measurements and Disclosures
a) Fair Value Measurements
The ASC Topic 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC Topic 820 applies only to fair value measurements already required or permitted by other accounting standards and does not impose requirements for additional fair value measures. ASC Topic 820 was issued to increase consistency and comparability in reporting fair values.
We use fair value measurements to record fair value adjustments to certain assets and to determine fair value disclosures. We did not have any liabilities that were measured at fair value at December 31, 2010. Our securities available-for-sale are recorded at fair value on a recurring basis. Additionally, from time to time, we may be required to record at fair value other assets or liabilities on a non-recurring basis, such as foreclosed real estate owned, certain impaired loans and goodwill. These non-recurring fair value adjustments generally involve the write-down of individual assets due to impairment losses.
In accordance with ASC Topic 820, we group our assets at fair value in three levels, based on the markets in which the assets are traded and the reliability of the assumptions used to determine fair value. These levels are:
• Level 1 — Valuation is based upon quoted prices for identical instruments traded in active markets.
• Level 2 — Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market.
• Level 3 — Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect our own estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of option pricing models, discounted cash flow models and similar techniques. The results cannot be determined with precision and may not be realized in an actual sale or immediate settlement of the asset or liability.
We base our fair values on the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. ASC Topic 820 requires us to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.
Assets that we measure on a recurring basis are limited to our available-for-sale securities portfolio. Our available-for-sale portfolio is carried at estimated fair value with any unrealized gains and losses, net of taxes, reported as accumulated other comprehensive income or loss in shareholders’ equity. Substantially all of our available-for-sale portfolio consists of mortgage-backed securities and investment securities issued by government-sponsored enterprises. The fair values for substantially all of these securities are obtained from an independent nationally recognized pricing service. Based on the nature of our securities, our independent pricing service provides us with prices which are categorized as Level 2 since quoted prices in active markets for identical assets are generally not available for the majority of securities in our portfolio. Various modeling techniques are used to determine pricing for our mortgage-backed securities, including option pricing and discounted cash flow models. The inputs to these models include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. We also own equity securities with a carrying value of  $7.1 million at December 31, 2010 and 2009, respectively, for which fair values are obtained from quoted market prices in active markets and, as such, are classified as Level 1.
The following table provides the level of valuation assumptions used to determine the carrying value of our assets measured at fair value on a recurring basis at December 31, 2010 and 2009.

		Fair Value at December 31, 2010 using
		Quoted Prices in Active	Significant Other	Significant
	Carrying	Markets for Identical	Observable Inputs	Unobservable Inputs
Description	Value	Assets (Level 1)	(Level 2)	(Level 3)
			(In thousands)
Available for sale debt securities:
Mortgage-backed securities	$18,120,537	$—	$18,120,537	$—
U.S. government-sponsored enterprises debt	82,647	—	82,647	—

Total available for sale debt securities	18,203,184	—	18,203,184	—

Available for sale equity securities:
Financial services industry	$7,148	$7,148	$—	$—

Total available for sale equity securities	7,148	7,148	—	—

Total available for sale securities	$18,210,332	$7,148	$18,203,184	$—

		Fair Value at December 31, 2009 using
		Quoted Prices in Active	Significant Other	Significant
	Carrying	Markets for Identical	Observable Inputs	Unobservable Inputs
Description	Value	Assets (Level 1)	(Level 2)	(Level 3)
			(In thousands)
Available for sale debt securities:
Mortgage-backed securities	$11,116,531	$—	$11,116,531	$—
U.S. government-sponsored enterprises debt	1,088,165	—	1,088,165	—

Total available for sale debt securities	12,204,696	—	12,204,696	—

Available for sale equity securities:
Financial services industry	$7,075	$7,075	$—	$—

Total available for sale equity securities	7,075	7,075	—	—

Total available for sale securities	$12,211,771	$7,075	$12,204,696	$—

Assets that were measured at fair value on a non-recurring basis at December 31, 2010 and 2009 were limited to non-performing commercial and construction loans that are collateral dependent and foreclosed real estate. Commercial and construction loans evaluated for impairment in accordance with FASB guidance amounted to  $16.7 million and  $11.2 million at December 31, 2010 and 2009, respectively. Based on this evaluation, we established an ALL of  $5.1 million and  $2.1 million for those same respective periods. The provision for loan losses related to these loans amounted to  $3.0 million and  $1.3 million for 2010 and 2009. These impaired loans are individually assessed to determine that the loan’s carrying value is not in excess of the fair value of the collateral, less estimated selling costs. Since all of our impaired loans at December 31, 2010 are secured by real estate, fair value is estimated through current appraisals, where practical, or an inspection and a comparison of the property securing the loan with similar properties in the area by either a licensed appraiser or real estate broker and, as such, are classified as Level 3.
Foreclosed real estate represents real estate acquired as a result of foreclosure or by deed in lieu of foreclosure and is carried at the lower of cost or fair value less estimated selling costs. Fair value is estimated through current appraisals, where practical, or an inspection and a comparison of the property securing the loan with similar properties in the area by either a licensed appraiser or real estate broker and, as such, foreclosed real estate properties are classified as Level 3. Foreclosed real estate consisted of one-to four-family properties at December 31, 2010 and 2009 and amounted to  $45.7 million and  $16.7 million, respectively. During 2010 and 2009, charge-offs to the ALL related to loans that were transferred to foreclosed real estate amounted to  $5.3 million and  $9.8 million, respectively. Write downs and net loss on sale related to foreclosed real estate that were charged to non-interest expense amounted to  $2.7 million and  $2.4 million for those same respective periods.
The following table provides the level of valuation assumptions used to determine the carrying value of our assets measured at fair value on a non-recurring basis at December 31, 2010 and 2009.

Fair Value Measurments at December 31, 2010 using
	Quoted Prices in Active	Significant Other	Significant	Total
	Markets for Identical	Observable Inputs	Unobservable Inputs	Gains
Description	Assets (Level 1)	(Level 2)	(Level 3)	(Losses)
	(In thousands)
Impaired commercial and construction loans	$—	$—	$16,721	$—
Foreclosed real estate	—	—	45,693	(2,739)

Fair Value Measurments at December 31, 2009 using
	Quoted Prices in Active	Significant Other	Significant	Total
	Markets for Identical	Observable Inputs	Unobservable Inputs	Gains
Description	Assets (Level 1)	(Level 2)	(Level 3)	(Losses)
	(In thousands)
Impaired commercial and construction loans	$—	$—	$11,178	$—
Foreclosed real estate	—	—	16,736	(2,365)
The following table provides a reconciliation of assets measure at fair value on a non-recurring basis at December 31, 2010.

	Fair Value Measurements Using
	Significant Unobservable Inputs (Level 3)
	(In thousands)
	Foreclosed	Impaired
	Real Estate	Loans
Beginning balance at December 31, 2009	$16,736	$11,178
Gain (loss) on sale of foreclosed properties	(2,739)	—
Net transfers in (out)	31,696	5,543

Ending balance at December 31, 2010	$45,693	$16,721

b) Fair Value Disclosures
The fair value of financial instruments represents the estimated amounts at which the asset or liability could be exchanged in a current transaction between willing parties, other than in a forced liquidation sale. These estimates are subjective in nature, involve uncertainties and matters of judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates. Further, certain tax implications related to the realization of the unrealized gains and losses could have a substantial impact on these fair value estimates and have not been incorporated into any of the estimates.
Carrying amounts of cash, due from banks and federal funds sold are considered to approximate fair value. The carrying value of FHLB stock equals cost. The fair value of FHLB stock is based on redemption at par value.
The fair value of one- to four-family mortgages and home equity loans are generally estimated using the present value of expected future cash flows, assuming future prepayments and using market rates for new loans with comparable credit risk. This method of estimating fair value does not incorporate the exit-price concept of fair value prescribed by ASC 820.
For time deposits and fixed-maturity borrowed funds, the fair value is estimated by discounting estimated future cash flows using currently offered rates. Structured borrowed funds are valued using an option valuation model which uses assumptions for anticipated puts of borrowings based on market interest rates and weighted-average life. For deposit liabilities payable on demand, the fair value is the carrying value at the reporting date. There is no material difference between the fair value and the carrying amounts recognized with respect to our off-balance sheet commitments.
Other important elements that are not deemed to be financial assets or liabilities and, therefore, not considered in these estimates include the value of Hudson City’s retail branch delivery system, its existing core deposit base and banking premises and equipment.
The estimated fair value of Hudson City’s financial instruments is summarized as follows at December 31:

	2010		2009
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
	(In thousands)
Assets:
Cash and due from banks	$175,769	$175,769	$198,752	$198,752
Federal funds sold	493,628	493,628	362,449	362,449
Investment securities held to maturity	3,939,006	3,867,488	4,187,704	4,071,005
Investment securities available for sale	89,795	89,795	1,095,240	1,095,240
Federal Home Loan Bank of New York stock	871,940	871,940	874,768	874,768
Mortgage-backed securities held to maturity	5,914,372	6,199,507	9,963,554	10,324,831
Mortgage-backed securities available for sale	18,120,537	18,120,537	11,116,531	11,116,531
Loans	30,773,956	32,328,933	31,721,154	32,758,247
Liabilities:
Deposits	25,173,126	25,584,478	24,578,048	24,913,407
Borrowed funds	29,675,000	32,975,633	29,975,000	32,485,513

Regulatory Matters	12 Months Ended
Dec. 31, 2010
Regulatory Matters [Abstract]
Regulatory Matters
13. Regulatory Matters
Hudson City Savings is subject to comprehensive regulation, supervision and periodic examination by the OTS. Deposits at Hudson City Savings are insured up to standard limits of coverage provided by the Deposit Insurance Fund (“DIF”) of the FDIC.
OTS regulations require federally chartered savings banks to meet three minimum capital ratios: a 1.5% tangible capital ratio, a 4% leverage (core capital) ratio and an 8% total risk-based capital ratio. In assessing an institution’s capital adequacy, the OTS takes into consideration not only these numeric factors but also qualitative factors as well. Management believes that, as of December 31, 2010, Hudson City Savings met all capital adequacy requirements to which it is subject. As of December 31, 2010, Hudson City Savings met the requirements set forth in the regulations to be considered well-capitalized.
The following is a summary of Hudson City Savings’ actual capital amounts and ratios as of December 31, 2010 and 2009, compared to the OTS minimum capital adequacy requirements and the OTS requirements for classification as a well-capitalized institution:

			OTS Requirements
			Minimum Capital		For Classification as
	Bank Actual		Adequacy		Well-Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

December 31, 2010
Tangible capital	$4,799,114	7.95%	$904,977	1.50%	n/a	n/a
Leverage (core) capital	4,799,114	7.95	2,413,272	4.00	$3,016,590	5.00%
Total-risk-based capital	5,026,339	22.74	1,768,682	8.00	2,210,827	10.00

December 31, 2009
Tangible capital	$4,539,630	7.59%	$897,374	1.50%	n/a	n/a
Leverage (core) capital	4,539,630	7.59	2,392,955	4.00	$2,991,245	5.00%
Total-risk-based capital	4,679,843	21.02	1,781,277	8.00	2,226,597	10.00
The OTS may take certain supervisory actions under the prompt corrective action regulations of the Federal Deposit Insurance Corporation Improvement Act with respect to an undercapitalized institution. Such actions could have a direct material effect on the institution’s financial statements. The regulations establish a framework for the classification of savings institutions into five categories: well-capitalized, adequately-capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized. Under the OTS regulations, an institution is considered well-capitalized if it has a leverage (Tier 1) capital ratio of at least 5.0% and a total risk-based capital ratio of at least 10.0%. The OTS regulates all capital distributions by Hudson City Savings directly or indirectly to Hudson City Bancorp, including dividend payments. Hudson City Savings may not pay dividends to Hudson City Bancorp if, after paying those dividends, it would fail to meet the required minimum levels under risk-based capital guidelines and the minimum leverage and tangible capital ratio requirements. A subsidiary of a savings and loan holding company, such as Hudson City Savings, must file a notice or seek affirmative approval from the OTS at least 30 days prior to each proposed capital distribution. Whether an application is required is based on a number of factors including whether the institution qualifies for expedited treatment under the OTS rules and regulations or if the total amount of all capital distributions (including each proposed capital distribution) for the applicable calendar year exceeds net income for that year to date plus the retained net income for the preceding two years. Currently, Hudson City Savings must seek approval from the OTS for future capital distributions.
The foregoing capital ratios are based in part on specific quantitative measures of assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by the OTS about capital components, risk-weightings and other factors.
The Reform Act requires the federal banking agencies to establish consolidated risk-based and leverage capital requirements for insured depository institutions, depository institution holding companies and systemically important nonbank financial companies. These requirements must be no less than those to which insured depository institutions are currently subject. As a result, on the fifth anniversary of the effective date of the Reform Act, we will become subject to consolidated capital requirements which we have not been subject to previously.
Upon completion of the second-step conversion, Hudson City Bancorp established a “liquidation account” in an amount equal to the total equity of Hudson City Savings as of the latest practicable date prior to the second-step conversion. The liquidation account was established to provide a limited priority claim to the assets of Hudson City Savings to “eligible account holders” and “supplemental eligible account holders”, as defined in the plan of conversion and reorganization, who continue to maintain deposits in Hudson City Savings after the second-step conversion. In the unlikely event of a complete liquidation of Hudson City Savings at a time when Hudson City Savings has a positive net worth, and only in such event, each eligible account holder and supplemental eligible account holder would be entitled to receive a liquidation distribution, prior to any payment to the stockholders of Hudson City Bancorp. In the unlikely event of a complete liquidation of Hudson City Savings and Hudson City Bancorp does not have sufficient assets (other than the stock of Hudson City Savings) to fund the obligation under the liquidation account, Hudson City Savings will fund the remaining obligation as if Hudson City Savings had established the liquidation account rather than Hudson City Bancorp. Any assets remaining after the liquidation rights of eligible account holders and supplemental eligible account holders are satisfied would be distributed to Hudson City Bancorp as the sole stockholder of Hudson City Savings.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies [Abstract]
Commitments and Contingencies
14. Commitments and Contingencies
Hudson City Savings is a party to commitments to extend credit in the normal course of business to meet the financial needs of its customers and commitments to purchase loans and mortgage-backed securities to meet our growth initiatives. Commitments to extend credit are agreements to lend money to a customer as long as there is no violation of any condition established in the contract.
Commitments to fund first mortgage loans generally have fixed expiration dates or other termination clauses, whereas home equity lines of credit have no expiration date. Since some commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. Hudson City Savings evaluates each customer’s credit-worthiness on a case-by-case basis.
At December 31, 2010, Hudson City Savings had variable- and fixed-rate first mortgage loan commitments to extend credit of approximately  $226.6 million and  $292.4 million, respectively; commitments to purchase variable- and fixed-rate first mortgage loans of  $0 and  $500,000, respectively; commitments to purchase variable- and fixed-rate mortgage-backed securities of  $2.60 billion and  $9.6 million, respectively; and unused home equity, overdraft and commercial/construction lines of credit of approximately  $188.5 million,  $2.8 million, and  $8.6million, respectively. At December 31, 2009, Hudson City Savings had variable- and fixed-rate first mortgage loan commitments to extend credit of approximately  $288.8 million and  $249.2 million, respectively; commitments to purchase variable- and fixed-rate first mortgage loans of  $91.0 million and  $66.5 million, respectively; commitments to purchase variable- and fixed-rate mortgage-backed securities of  $1.24 billion and  $7.5 million, respectively; and unused home equity, overdraft and commercial/construction lines of credit of approximately  $179.7 million,  $2.9 million, and  $12.8 million, respectively. These commitment amounts are not included in the accompanying financial statements. There is no exposure to credit loss in the event the other party to commitments to extend credit does not exercise its rights to borrow under the commitment.
In the normal course of business, there are various outstanding legal proceedings. In the opinion of management, the consolidated financial statements of Hudson City will not be materially affected as a result of such legal proceedings.

Parent Company only Financial Statements	12 Months Ended
Dec. 31, 2010
Parent Company Only Financial Statements [Abstract]
Parent Company Only Financial Statements
15. Parent Company Only Financial Statements
Set forth below are the condensed financial statements for Hudson City Bancorp, Inc.:
Statements of Financial Condition

	December 31, 2010	December 31, 2009
	(In thousands)

Assets:
Cash and due from subsidiary bank	$239,587	$224,601
Investment in subsidiary	5,041,494	4,882,609
ESOP loan receivable	229,288	231,856
Other assets	—	86

Total Assets	$5,510,369	$5,339,152

Stockholders’ Equity:
Accrued expenses	$131	$—
Total stockholders’ equity	5,510,238	5,339,152

Total Liabilities and Stockholders’ Equity	$5,510,369	$5,339,152

Statements of Income

	Year Ended December 31,
	2010	2009	2008
	(In thousands)

Income:
Dividends received from subsidiary	$320,000	$338,500	$288,442
Interest on ESOP loan receivable	11,593	11,715	11,831
Interest on deposit with subsidiary	1,483	2,646	3,017

Total income	333,076	352,861	303,290
Expenses	1,466	1,419	1,037

Income before income tax expense and equity in undistributed (overdistributed) earnings of subsidiary	331,610	351,442	302,253
Income tax expense	4,360	3,397	4,461

Income before equity in undistributed (overdistributed) earnings of subsidiary	327,250	348,045	297,792
Equity in undistributed (overdistributed) earnings of subsidiary	209,956	179,199	147,766

Net income	$537,206	$527,244	$445,558

Statements of Cash Flows

	Year Ended December 31,
	2010	2009	2008
	(In thousands)
Cash Flows from Operating Activities:
Net income	$537,206	$527,244	$445,558
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings	(209,956)	(179,199)	(147,766)
Decrease (increase) in other assets	231	7,168	(483)
Decrease in accrued expenses	131	—	(236)

Net Cash Provided by Operating Activities	327,612	355,213	297,073

Cash Flows from Investing Activities:
Principal collected on ESOP loan	2,568	2,444	2,329

Net Cash Provided by Investing Activities	2,568	2,444	2,329

Cash Flows from Financing Activities:
Purchases of treasury stock	(464)	(43,477)	(17,045)
Exercise of stock options	1,235	13,500	16,936
Cash dividends paid on unallocated ESOP shares	(20,208)	(20,436)	(16,019)
Cash dividends paid	(295,757)	(288,408)	(217,995)

Net Cash Used in Financing Activities	(315,194)	(338,821)	(234,123)

Net Increase in Cash Due from Bank	14,986	18,836	65,279
Cash Due from Bank at Beginning of Year	224,601	205,765	140,486

Cash Due from Bank at End of Year	$239,587	$224,601	$205,765

Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2010
Selected Quarterly Financial Data (Unaudited) [Abstract]
Selected Quarterly Financial Data (Unaudited)
16. Selected Quarterly Financial Data (Unaudited)
The following tables are a summary of certain quarterly financial data for the years ended December 31, 2010 and 2009.

	2010 Quarter Ended
	March 31	June 30	September 30	December 31
		(In thousands, except per share data)
Interest and dividend income	$734,870	$717,580	$688,810	$643,236
Interest expense	403,725	400,066	398,476	391,402

Net interest income	331,145	317,514	290,334	251,834
Provision for loan losses	50,000	50,000	50,000	45,000

Net interest income after provision for loan losses	281,145	267,514	240,334	206,834
Non-interest income	32,998	33,210	33,859	62,927
Non-interest expense	66,531	64,596	65,706	69,555

Income before income tax expense	247,612	236,128	208,487	200,206
Income tax expense	98,727	93,537	83,918	79,045

Net income	$148,885	$142,591	$124,569	$121,161

Basic earnings per share	$0.30	$0.29	$0.25	$0.25

Diluted earnings per share	$0.30	$0.29	$0.25	$0.25

	2009 Quarter Ended
	March 31	June 30	September 30	December 31
		(In thousands, except per share data)
Interest and dividend income	$723,322	$727,759	$744,165	$746,540
Interest expense	439,491	425,362	418,708	414,747

Net interest income	283,831	302,397	325,457	331,793
Provision for loan losses	20,000	32,500	40,000	45,000

Net interest income after provision for loan losses	263,831	269,897	285,457	286,793
Non-interest income	2,273	26,606	2,513	2,192
Non-interest expense	54,794	84,947	62,920	62,935

Income before income tax expense	211,310	211,556	225,050	226,050
Income tax expense	83,647	83,637	89,964	89,474

Net income	$127,663	$127,919	$135,086	$136,576

Basic earnings per share	$0.26	$0.26	$0.28	$0.28

Diluted earnings per share	$0.26	$0.26	$0.27	$0.28

Earnings Per Share	12 Months Ended
Dec. 31, 2010
Earnings Per Share [Abstract]
Earnings Per Share
17. Earnings Per Share
The following is a reconciliation of the numerators and denominators of the basic and diluted earnings per share computations.

				For the Year Ended December 31,
	2010			2009			2008
			Per			Per			Per
			Share			Share			Share
	Income	Shares	Amount	Income	Shares	Amount	Income	Shares	Amount
				(In thousands, except per share data)
Net income	$537,206			$527,244			$445,558

Basic earnings per share:
Income available to common stockholders	$537,206	493,033	$1.09	$527,244	488,908	$1.08	$445,558	484,907	$0.92

Effect of dilutive common stock equivalents	—	1,281		—	2,388		—	10,949

Diluted earnings per share:
Income available to common stockholders	$537,206	494,314	$1.09	$527,244	491,296	$1.07	$445,558	495,856	$0.90

Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2010
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements
18. Recent Accounting Pronouncements
In July 2010, FASB issued an accounting standards update regarding disclosures about the credit quality of financing receivables and the allowance for credit losses. This update amends Topic 310 to improve the disclosures that an entity provides about the credit quality of its financing receivables and the related allowance for credit losses. As a result of these amendments, an entity is required to disaggregate by portfolio segment or class certain existing disclosures and provide certain new disclosures about its financing receivables and related allowance for credit losses. This update is effective for interim and annual reporting periods ending on or after December 15, 2010. We have provided the disclosures required by this accounting standards update in the footnotes to the consolidated financial statements as of December 31, 2010.
In April 2010, FASB issued an accounting standards update regarding the effect of a loan modification when the loan is part of a pool that is accounted for as a single asset. This update clarifies that modifications of loans that are accounted for within a pool under Subtopic 310-30, which provides guidance on accounting for acquired loans that have evidence of credit deterioration upon acquisition, do not result in the removal of those loans from the pool even if the modification would otherwise be considered a troubled debt restructuring. An entity will continue to be required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change. The amendments do not affect the accounting for loans under the scope of Subtopic 310-30 that are not accounted for within pools. Loans accounted for individually under Subtopic 310-30 continue to be subject to the troubled debt restructuring accounting provisions within Subtopic 310-40. This update was effective in the first interim or annual period ending on or after July 15, 2010. This accounting standard update did not have a material impact on our financial condition, results of operations or financial statement disclosures.
In January 2010, FASB issued an accounting standards update regarding disclosure requirements for fair value measurement. This update provides amendments to fair value measurement that require new disclosures related to transfers in and out of Levels 1 and 2 and activity in Level 3 fair value measurements. The update also provides amendments clarifying level of disaggregation and disclosures about inputs and valuation techniques along with conforming amendments to the guidance on employers’ disclosures about postretirement benefit plan assets. This update is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The effective portions of this accounting standards update did not affect our financial condition, results of operations or financial statement disclosures, and we do not expect that the remaining portions of this accounting standard update will have a material impact on our financial condition, results of operations or financial statement disclosures.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies (Policies) [Abstract]
Basis of Presentation
The following are the significant accounting and reporting policies applied by Hudson City Bancorp and its wholly-owned subsidiary, Hudson City Savings, in the preparation of the accompanying consolidated financial statements. The consolidated financial statements have been prepared in conformity with GAAP. All significant intercompany transactions and balances have been eliminated in consolidation. As used in these consolidated financial statements, “Hudson City” refers to Hudson City Bancorp, Inc. or Hudson City Bancorp, Inc. and its consolidated subsidiary, depending on the context. In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the statements of financial condition and revenues and expenses for the period. Actual results could differ from these estimates. The ALL is a material estimate that is particularly susceptible to near-term change. The current economic environment has increased the degree of uncertainty inherent in this material estimate. In addition, bank regulators, as an integral part of their supervisory function, periodically review our allowance for loan losses. These regulatory agencies have the ability to require us, as they can require all banks, to increase our provision for loan losses or to recognize further charge-offs based upon their judgments, which may be different from ours. Any increase in the allowance required by these regulatory agencies could adversely affect our financial condition and results of operations.

Cash and Cash Equivalents
For purposes of reporting cash flows, cash and cash equivalents includes cash on hand, amounts due from banks and federal funds sold. Generally, federal funds are sold for one-day periods. Cash reserves are required to be maintained on deposit with the Federal Reserve Bank of New York based on deposits. The amount of the required reserves for the years ended December 31, 2010 and 2009 was  $19.3 million and  $24.5 million, respectively.

Mortgage-Backed Securities
Mortgage-backed securities include GSEs and U.S. Government agency pass-through certificates, which represent participating interests in pools of long-term first mortgage loans originated and serviced by third-party issuers of the securities, and real estate mortgage investment conduits (“REMICs”), which are securities derived by reallocating cash flows from mortgage pass-through securities or from pools of mortgage loans held by a trust. REMICs are a form of, and are often referred to as, collateralized mortgage obligations.
Mortgage-backed securities are classified as either held to maturity or available for sale. For the years ended December 31, 2010, 2009 and 2008, we did not maintain a trading portfolio. Mortgage-backed securities classified as held to maturity are stated at cost, adjusted for amortization of premiums and accretion of discounts. Amortization and accretion is reflected as an adjustment to interest income over the life of the security, adjusted for estimated prepayments, using the effective interest method. Hudson City has both the ability and the positive intent to hold these investment securities to maturity. Mortgage-backed securities available for sale are carried at fair value, with unrealized gains and losses, net of tax, reported as a component of other comprehensive income or loss, which is included in shareholders’ equity. Amortization and accretion of premiums and discounts are reflected as an adjustment to interest income over the life of the security, adjusted for estimated prepayments, using the effective interest method. Realized gains and losses are recognized when securities are sold using the specific identification method. The estimated fair value of substantially all of these securities is determined by the use of market prices obtained from independent third-party pricing services. We conduct a periodic review and evaluation of the securities portfolio to determine if a decline in the fair value of any security below its cost basis is other-than-temporary. Our evaluation of other-than-temporary impairment considers the duration and severity of the impairment, our intent to sell the security and whether it is more likely than not that we will be required to sell before full recovery of our investment or maturity. For mortgage-backed securities deemed to be other-than-temporarily impaired, the security is written down to a new cost basis with the estimated credit loss charged to income as a component of non-interest expense and the non-credit related impairment loss charged to other comprehensive income. See “Critical Accounting Policies — Securities Impairment”.

Investment Securities
Investment securities are classified as either held to maturity or available for sale. For the years ended December 31, 2010, 2009 and 2008, we did not maintain a trading portfolio. Investment securities classified as held to maturity are stated at cost, adjusted for amortization of premiums and accretion of discounts. Amortization and accretion is reflected as an adjustment to interest income over the life of the security using the effective interest method. Hudson City has both the ability and the positive intent to hold these investment securities to maturity. Securities available for sale are carried at fair value, with unrealized gains and losses, net of tax, reported as a component of accumulated other comprehensive income or loss, which is included in shareholders’ equity. Amortization and accretion of premiums and discounts are reflected as an adjustment to interest income over the life of the security using the effective interest method. Realized gains and losses are recognized when securities are sold or called using the specific identification method. The estimated fair value of substantially all of these securities is determined by the use of quoted market prices obtained from independent third-party pricing services. We conduct a periodic review and evaluation of the securities portfolio to determine if a decline in the fair value of any security below its cost basis is other-than-temporary. Our evaluation of other-than-temporary impairment considers the duration and severity of the impairment, our intent to sell the security and whether it is more likely than not that we will be required to sell before full recovery of our investment or maturity. For debt securities deemed to be other-than-temporarily impaired, the security is written down to a new cost basis with the estimated credit loss charged to income as a component of non-interest expense and the non-credit related impairment loss charged to other comprehensive income. For equity securities that are deemed to be other-than-temporarily impaired, the security is written down to a new cost basis and the resulting loss is charged to income as a component of non-interest expense. See “Critical Accounting Policies — Securities Impairment”.

Loans
Loans are stated at their principal amounts outstanding. Interest income on loans is accrued and credited to income as earned. Net loan origination fees and broker costs are deferred and amortized to interest income over the life of the loan using the effective interest method. Amortization and accretion of premiums and discounts is reflected as an adjustment to interest income over the life of the purchased loan using the effective interest method.
Existing customers in good credit standing are permitted to modify the terms of their mortgage loan, for a fee, to the terms of the currently offered fixed-rate product with a similar or reduced period to maturity than the current remaining period of their existing loan. The modified terms of these loans are at least as favorable to us as the terms of mortgage loans we offer to new customers. The fee assessed for modifying the mortgage loan is deferred and accreted over the life of the modified loan using the effective interest method. Such accretion is reflected as an adjustment to interest income. We have determined that the modification of the terms of the loan (i.e. the change in rate and period to maturity), represents a more than minor change to the loan. Accordingly, pre-modification deferred fees or costs associated with the mortgage loan are recognized in interest income at the time of the modification.
A loan is considered delinquent when we have not received a payment within 30 days of its contractual due date. The accrual of income on loans that are not guaranteed by a U.S. Government agency is generally discontinued when interest or principal payments are 90 days in arrears or when the timely collection of such income is doubtful. Loans on which the accrual of income has been discontinued are designated as non-accrual loans and outstanding interest previously credited to income is reversed. Interest income on non-accrual loans and impaired loans is recognized in the period collected unless the ultimate collection of principal is considered doubtful. A non-accrual loan is returned to accrual status when factors indicating doubtful collection no longer exist.
Hudson City defines the population of potential impaired loans to be all non-accrual commercial real estate and multi-family loans. Impaired loans are individually assessed to determine that the loan’s carrying value is not in excess of the fair value of the collateral or the present value of the loan’s expected future cash flows. Smaller balance homogeneous loans that are collectively evaluated for impairment, such as residential mortgage loans and consumer loans, are specifically excluded from the impaired loan portfolio.

Allowance for Loan Losses
The allowance for loan losses has been determined in accordance with GAAP, under which we are required to maintain adequate allowances for loan losses. We are responsible for the timely and periodic determination of the amount of the allowance required. We believe that our ALL is adequate to cover specifically identifiable loan losses, as well as estimated losses inherent in our portfolio for which certain losses are probable but not specifically identifiable.
Our primary lending emphasis is the origination and purchase of one- to four-family first mortgage loans on residential properties and, to a lesser extent, second mortgage loans on one- to four-family residential properties resulting in a loan concentration in residential first mortgage loans at December 31, 2010. As a result of our lending practices, we also have a concentration of loans secured by real property located in New Jersey, New York and Connecticut that is 78.4% of our total loans. Based on the composition of our loan portfolio and the growth in our loan portfolio, we believe the primary risks inherent in our portfolio are increases in interest rates, a decline in the economy, rising unemployment levels and a decline in real estate market values. Any one or a combination of these events may adversely affect our loan portfolio resulting in increased delinquencies, charge-offs and future levels of loan loss provisions. Our AQC considers these trends in market conditions, as well as other factors, in estimating the ALL.
Due to the nature of our loan portfolio, our evaluation of the adequacy of our ALL is performed primarily on a “pooled” basis. Each month we prepare an analysis which categorizes the entire loan portfolio by certain risk characteristics such as loan type (one- to four-family, multi-family, commercial, construction, etc.), loan source and payment status (i.e., current or number of days delinquent). Loans with known potential losses are categorized separately. We assign potential loss factors to the payment status categories on the basis of our assessment of the potential risk inherent in each loan type. These factors are periodically reviewed for appropriateness giving consideration to charge-off history, delinquency trends, portfolio growth and the status of the regional economy and housing market, in order to ascertain that the loss factors cover probable and estimable losses inherent in the portfolio. Based on our recent loss experience on non-performing loans, we increased certain loss factors used in our quantitative analysis of the ALL for certain loan types during 2010.
On occasion, we agree to modify the contractual terms of a borrower’s loan. In instances where such modifications represent a concession to a borrower experiencing financial difficulty, the modification is considered a troubled debt restructuring. Loans modified in a troubled debt restructuring are placed on non-accrual status until we determine that future collection of principal and interest is reasonably assured. Loans modified in a troubled debt restructuring which have complied with the terms of their restructure agreement for a satisfactory period of time are excluded from non-performing assets.
We maintain the ALL through provisions for loan losses that we charge to income. We charge losses on loans against the ALL when we believe the collection of loan principal is unlikely. We establish the provision for loan losses based on our systematic process which reflects various asset quality trends and recent charge-off experience. We apply this process and methodology in a consistent manner and we reassess and modify the estimation methods and assumptions used in response to changing conditions.

Federal Home Loan Bank of New York Stock
As a member of the FHLB, we are required to acquire and hold shares of FHLB Class B stock. Our holding requirement varies based on our activities, primarily our outstanding borrowings, with the FHLB. Our investment in FHLB stock is carried at cost. We conduct a periodic review and evaluation of our FHLB stock to determine if any impairment exists.

Foreclosed Real Estate
Foreclosed real estate is property acquired through foreclosure or deed in lieu of foreclosure. Write-downs to fair value (net of estimated cost to sell) at the time of acquisition are charged to the ALL. After acquisition, foreclosed properties are held for sale and carried at the lower of fair value less estimated selling costs. Fair value is estimated through current appraisals, where practical, or an inspection and a comparison of the property securing the loan with similar properties in the area by either a licensed appraiser or real estate broker. Subsequent provisions for losses, which may result from the ongoing periodic valuations of these properties, are charged to income in the period in which they are identified. Carrying costs, such as maintenance and taxes, are charged to operating expenses as incurred.

Banking Premises and Equipment
Land is carried at cost. Buildings, leasehold improvements and furniture, fixtures and equipment are carried at cost, less accumulated depreciation and leasehold amortization. Buildings are depreciated over their estimated useful lives using the straight-line method. Furniture, fixtures and equipment are depreciated over their estimated useful lives using the double-declining balance method. Leasehold improvements are amortized over the shorter of their estimated useful lives or the term of the respective leases. The costs for major improvements and renovations are capitalized, while maintenance, repairs and minor improvements are charged to operating expenses as incurred. Gains and losses on dispositions are reflected currently as other non-interest income or expense.

Goodwill and Other Intangible Assets
FASB guidance requires that goodwill and intangible assets with indefinite useful lives no longer be amortized, but instead be tested for impairment at least annually using a fair-value based two-step approach. Goodwill and other intangible assets amounted to  $156.7 million and were recorded as a result of Hudson City Bancorp’s acquisition of Sound Federal Bancorp, Inc. in 2006. The other intangible assets are amortizing intangible assets and as such are evaluated for impairment in accordance with FASB guidance.
The first step (“Step 1”) used to identify potential impairment involves comparing each reporting unit’s estimated fair value to its carrying amount, including goodwill. As a community-oriented bank, substantially all of the Company’s operations involve the delivery of loan and deposit products to customers and these operations constitute the Company’s only segment for financial reporting purposes. If the estimated fair value of a reporting unit exceeds its carrying amount, goodwill is not considered to be impaired. If the carrying amount exceeds the estimated fair value, there is an indication of potential impairment and the second step (“Step 2”) is performed to measure the amount. Step 2 involves calculating an implied fair value of goodwill for each reporting unit for which impairment was indicated in Step 1. The implied fair value of goodwill is determined in a manner similar to the amount of goodwill calculated in a business combination by measuring the excess of the estimated fair value of the reporting unit, as determined in Step 1, over the aggregate estimated fair values of the individual assets, liabilities, and identifiable intangibles, as if the reporting unit was being acquired at the impairment test date. Subsequent reversal of goodwill impairment losses is not permitted.
Quoted market prices in active markets are the best evidence of fair value and are used as the basis for measurement, when available. Other acceptable valuation methods include present-value measurements based on multiples of earnings or revenues, or similar performance measures. We utilized quoted market prices as of our impairment test dates as well as control premiums in determining the estimated fair value of our reporting unit. We also used market multiples based on recent acquisition activity to calculate our estimated fair value. In determining the appropriate control premium, management took into consideration, among other factors, control premiums used in comparable transactions. As a result of our analysis we have concluded that the fair value of goodwill, for purposes of the goodwill impairment analysis, is in excess of it’s carrying amount. Therefore, we did not recognize any impairment of goodwill or other intangible assets for the years ended December 31, 2010, 2009 and 2008.

Income Taxes
We utilize the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases.
Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Certain tax benefits attributable to stock options and restricted stock are credited to additional paid-in capital. Tax positions taken, or expected to be taken, in a tax return and which meet recognition thresholds, are recognized in our financial statements based on measurement attributes prescribed in accounting guidance. Accruals of interest and penalties related to unrecognized tax benefits are recognized in income tax expense.

Employee Benefit Plans
Hudson City maintains certain noncontributory retirement and postretirement benefit plans, which cover employees hired prior to August 1, 2005 who have met the eligibility requirements of the plans. Certain health care and life insurance benefits are provided for retired employees. The expected cost of benefits provided for retired employees is actuarially determined and accrued ratably from the date of hire to the date the employee is fully eligible to receive the benefits.
The accounting guidance related to retirement benefits requires an employer to: (a) recognize in its statement of financial position an asset for a plan’s overfunded status or a liability for a plan’s underfunded status; (b) measure a plan’s assets and its obligations that determine its funded status as of the end of the employer’s fiscal year; and (c) recognize, in comprehensive income, changes in the funded status of a defined benefit postretirement plan in the year in which the changes occur. The accounting guidance requires that plan assets and benefit obligations be measured as of the date of the employer’s fiscal year-end statement of financial condition. This requirement became effective for the Company as of December 31, 2008. We have historically used our fiscal year-end as the measurement date for plan assets and benefit obligations and therefore the measurement date provisions of the FASB guidance did not affect us.
The ESOP is accounted for in accordance with FASB guidance related to employee stock ownership plans. The funds borrowed by the ESOP from Hudson City Bancorp to purchase Hudson City Bancorp common stock are being repaid from Hudson City Savings’ contributions and dividends paid on unallocated ESOP shares over a period of up to 40 years. Hudson City common stock not allocated to participants is recorded as a reduction of stockholders’ equity at cost. Compensation expense for the ESOP is based on the average market price of our stock during each quarter.

Stock-Based Compensation
Effective January 1, 2006, Hudson City Bancorp adopted FASB guidance using the modified prospective method. Stock-based compensation expense is recognized for new stock-based awards granted, modified, repurchased or cancelled after January 1, 2006, and the remaining portion of the requisite service under previously granted unvested awards outstanding as of January 1, 2006 based upon the grant-date fair value of those awards.

Bank-Owned Life Insurance
Bank-owned life insurance (“BOLI”) is accounted for in accordance with FASB guidance related to Split-Dollar Life Insurance Agreements. The cash surrender value of BOLI is recorded on our consolidated statement of financial condition as an asset and the change in the cash surrender value is recorded as non-interest income. The amount by which any death benefits received exceeds a policy’s cash surrender value is recorded in non-interest income at the time of receipt. A liability is also recorded on our consolidated statement of financial condition for postretirement death benefits provided by the split-dollar endorsement policy. A corresponding expense is recorded in non-interest expense for the accrual of benefits over the period during which employees provide services to earn the benefits.

Borrowed Funds
Hudson City enters into sales of securities under agreements to repurchase with selected brokers and the FHLB. These agreements are recorded as financing transactions as Hudson City maintains effective control over the transferred securities. The dollar amount of the securities underlying the agreements continues to be carried in Hudson City’s securities portfolio. The obligations to repurchase the securities are reported as a liability in the consolidated statements of financial condition. The securities underlying the agreements are delivered to the party with whom each transaction is executed. They agree to resell to Hudson City the same securities at the maturity or call of the agreement. Hudson City retains the right of substitution of the underlying securities throughout the terms of the agreements.
Hudson City has also obtained advances from the FHLB, which are generally secured by a blanket lien against our mortgage portfolio. Total borrowings with the FHLB are generally limited to approximately twenty times the amount of FHLB stock owned or the fair value of our mortgage portfolio, whichever is greater.

Comprehensive Income
Comprehensive income is comprised of net income and other comprehensive income. Other comprehensive income includes items such as changes in unrealized gains and losses on securities available for sale, net of tax and changes in the unrecognized prior service costs or credits of defined benefit pension and other postretirement plans, net of tax. Comprehensive income is presented in the consolidated statements of changes in shareholders’ equity.

Segment Information
FASB guidance requires public companies to report certain financial information about significant revenue-producing segments of the business for which such information is available and utilized by the chief operating decision maker. As a community-oriented financial institution, substantially all of our operations involve the delivery of loan and deposit products to customers. Management makes operating decisions and assesses performance based on an ongoing review of these community banking operations, which constitute our only operating segment for financial reporting purposes.

Earnings per Share
Basic earnings per share is computed by dividing income available to common stockholders by the weighted average number of shares outstanding for the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue common stock (such as stock options) were exercised or resulted in the issuance of common stock. These potentially dilutive shares would then be included in the weighted average number of shares outstanding for the period using the treasury stock method. Shares issued and shares reacquired during any period are weighted for the portion of the period that they were outstanding.
In computing both basic and diluted earnings per share, the weighted average number of common shares outstanding includes the ESOP shares previously allocated to participants and shares committed to be released for allocation to participants and the recognition and retention plans (“RRP”) shares which have vested or have been allocated to participants. ESOP and RRP shares that have been purchased but have not been committed to be released or have not vested are excluded from the computation of basic and diluted earnings per share.

Adoption of ASC Topic 820 policy
The ASC Topic 820, Fair Value Measurements and Disclosures, defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. ASC Topic 820 applies only to fair value measurements already required or permitted by other accounting standards and does not impose requirements for additional fair value measures. ASC Topic 820 was issued to increase consistency and comparability in reporting fair values.
In accordance with ASC Topic 820, we group our assets at fair value in three levels, based on the markets in which the assets are traded and the reliability of the assumptions used to determine fair value. These levels are:
• Level 1 — Valuation is based upon quoted prices for identical instruments traded in active markets.
• Level 2 — Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market.
• Level 3 — Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect our own estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of option pricing models, discounted cash flow models and similar techniques. The results cannot be determined with precision and may not be realized in an actual sale or immediate settlement of the asset or liability.
We base our fair values on the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. ASC Topic 820 requires us to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Fair value measurement policy
In July 2010, FASB issued an accounting standards update regarding disclosures about the credit quality of financing receivables and the allowance for credit losses. This update amends Topic 310 to improve the disclosures that an entity provides about the credit quality of its financing receivables and the related allowance for credit losses. As a result of these amendments, an entity is required to disaggregate by portfolio segment or class certain existing disclosures and provide certain new disclosures about its financing receivables and related allowance for credit losses. This update is effective for interim and annual reporting periods ending on or after December 15, 2010. We have provided the disclosures required by this accounting standards update in the footnotes to the consolidated financial statements as of December 31, 2010.
In April 2010, FASB issued an accounting standards update regarding the effect of a loan modification when the loan is part of a pool that is accounted for as a single asset. This update clarifies that modifications of loans that are accounted for within a pool under Subtopic 310-30, which provides guidance on accounting for acquired loans that have evidence of credit deterioration upon acquisition, do not result in the removal of those loans from the pool even if the modification would otherwise be considered a troubled debt restructuring. An entity will continue to be required to consider whether the pool of assets in which the loan is included is impaired if expected cash flows for the pool change. The amendments do not affect the accounting for loans under the scope of Subtopic 310-30 that are not accounted for within pools. Loans accounted for individually under Subtopic 310-30 continue to be subject to the troubled debt restructuring accounting provisions within Subtopic 310-40. This update was effective in the first interim or annual period ending on or after July 15, 2010. This accounting standard update did not have a material impact on our financial condition, results of operations or financial statement disclosures.
In January 2010, FASB issued an accounting standards update regarding disclosure requirements for fair value measurement. This update provides amendments to fair value measurement that require new disclosures related to transfers in and out of Levels 1 and 2 and activity in Level 3 fair value measurements. The update also provides amendments clarifying level of disaggregation and disclosures about inputs and valuation techniques along with conforming amendments to the guidance on employers’ disclosures about postretirement benefit plan assets. This update is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements which are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The effective portions of this accounting standards update did not affect our financial condition, results of operations or financial statement disclosures, and we do not expect that the remaining portions of this accounting standard update will have a material impact on our financial condition, results of operations or financial statement disclosures.

Mortgage-Backed Securities (Tables)	12 Months Ended
Dec. 31, 2010
Mortgage-Backed Securities (Tables) [Abstract]
Amortized cost and estimated fair market value of mortgage-backed securities

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair Market
	Cost	Gains	Losses	Value

	(In thousands)

2010
Held to Maturity:
GNMA pass-through certificates	$98,887	$2,802	$—	$101,689
FNMA pass-through certificates	1,622,994	87,271	—	1,710,265
FHLMC pass-through certificates	2,943,565	148,248	—	3,091,813
FHLMC and FNMA — REMICs	1,248,926	46,846	(32)	1,295,740

Total held to maturity	$5,914,372	$285,167	$(32)	$6,199,507

Available for Sale:
GNMA pass-through certificates	$1,560,755	$27,214	$(7,487)	$1,580,482
FNMA pass-through certificates	10,333,033	122,305	(57,550)	10,397,788
FHLMC pass-through certificates	5,521,741	129,547	(32,116)	5,619,172
FHLMC and FNMA — REMICs	509,755	13,340	—	523,095

Total available for sale	$17,925,284	$292,406	$(97,153)	$18,120,537

2009
Held to Maturity:
GNMA pass-through certificates	$112,019	$2,769	$(1)	$114,787
FNMA pass-through certificates	2,510,095	106,509	—	2,616,604
FHLMC pass-through certificates	4,764,429	231,356	(3)	4,995,782
FHLMC and FNMA — REMICs	2,577,011	37,119	(16,472)	2,597,658

Total held to maturity	$9,963,554	$377,753	$(16,476)	$10,324,831

Available for Sale:
GNMA pass-through certificates	$1,257,590	$13,365	$(881)	$1,270,074
FNMA pass-through certificates	3,782,198	128,429	(3,259)	3,907,368
FHLMC pass-through certificates	4,655,629	232,697	—	4,888,326
FHLMC and FNMA — REMICs	1,057,007	5,938	(12,182)	1,050,763

Total available for sale	$10,752,424	$380,429	$(16,322)	$11,116,531

Fair values and unrealized losses of mortgage-backed securities

	Less Than 12 Months		12 Months or Longer		Total

		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

			(In thousands)
2010
Held to Maturity:
GNMA pass-through certificates	$—	$—	$—	$—	$—	$—
FHLMC pass-through certificates	—	—	—	—	—	—
FHLMC and FNMA — REMIC’s	7,373	(24)	3,163	(8)	10,536	(32)

Total held to maturity	7,373	(24)	3,163	(8)	10,536	(32)

Available for Sale:
GNMA pass-through certificates	424,575	(7,487)	—	—	424,575	(7,487)
FNMA pass-through certificates	4,375,620	(57,550)	—	—	4,375,620	(57,550)
FHLMC pass-through certificates	2,425,458	(32,116)	—	—	2,425,458	(32,116)

Total available for sale	7,225,653	(97,153)	—	—	7,225,653	(97,153)

Total	$7,233,026	$(97,177)	$3,163	$(8)	$7,236,189	$(97,185)

2009
Held to Maturity:
GNMA pass-through certificates	$—	$—	$582	$(1)	$582	$(1)
FHLMC pass-through certificates	642	(2)	52	(1)	694	(3)
FHLMC and FNMA — REMIC’s	617,463	(10,747)	171,031	(5,725)	788,494	(16,472)

Total held to maturity	618,105	(10,749)	171,665	(5,727)	789,770	(16,476)

Available for Sale:
GNMA pass-through certificates	156,668	(878)	19,690	(3)	176,358	(881)
FNMA pass-through certificates	694,543	(3,259)	—	—	694,543	(3,259)
FHLMC and FNMA — REMIC’s	476,797	(12,182)	—	—	476,797	(12,182)

Total available for sale	1,328,008	(16,319)	19,690	(3)	1,347,698	(16,322)

Total	$1,946,113	$(27,068)	$191,355	$(5,730)	$2,137,468	$(32,798)

Mortgage-backed securities held to maturity and available for sale

		Estimated
	Amortized	Fair Market
	Cost	Value

	(In thousands)
Held to Maturity:
Due in one year or less	$24	$24
Due after one year through five years	609	657
Due after five years through ten years	10,759	11,531
Due after ten years	5,902,980	6,187,295

Total held to maturity	$5,914,372	$6,199,507

Available for Sale:
Due after ten years	$17,925,284	$18,120,537

Total available for sale	$17,925,284	$18,120,537

Investment Securities (Tables)	12 Months Ended
Dec. 31, 2010
Investment Securities (Tables) [Abstract]
Amortized cost and estimated fair market value of investment securities

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair Market
	Cost	Gains	Losses	Value

	(In thousands)
2010
Held to Maturity:
United States government-sponsored enterprises debt	$3,939,006	$3,698	$(75,216)	$3,867,488

Total held to maturity	$3,939,006	$3,698	$(75,216)	$3,867,488

Available for Sale:
United States government-sponsored enterprises debt	$80,000	$2,647	$—	$82,647
Equity securities	6,767	381	—	7,148

Total available for sale	$86,767	$3,028	$—	$89,795

2009
Held to Maturity:
United States government-sponsored enterprises debt	$4,187,599	$915	$(117,614)	$4,070,900
Municipal bonds	105	—	—	105

Total held to maturity	$4,187,704	$915	$(117,614)	$4,071,005

Available for Sale:
United States government-sponsored enterprises debt	$1,104,699	$1,890	$(18,424)	$1,088,165
Equity securities	6,770	305	—	7,075

Total available for sale	$1,111,469	$2,195	$(18,424)	$1,095,240

Fair values and unrealized losses of investment securities

	Less Than 12 Months		12 Months or Longer		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses

	(In thousands)
2010
Held to Maturity:
United States government-sponsored enterprises debt	$3,524,781	$(75,216)	$—	$—	$3,524,781	$(75,216)

Total held to maturity	3,524,781	(75,216)	—	—	3,524,781	(75,216)

Total	$3,524,781	$(75,216)	$—	$—	$3,524,781	$(75,216)

2009
Held to Maturity:
United States government-sponsored enterprises debt	$3,930,974	$(117,614)	$—	$—	$3,930,974	$(117,614)

Total held to maturity	3,930,974	(117,614)	—	—	3,930,974	(117,614)

Available for Sale:
United States government-sponsored enterprises debt	472,545	(7,263)	263,730	(11,161)	736,275	(18,424)

Total available for sale	472,545	(7,263)	263,730	(11,161)	736,275	(18,424)

Total	$4,403,519	$(124,877)	$263,730	$(11,161)	$4,667,249	$(136,038)

Investment securities held to maturity and available for sale

		Estimated
	Amortized	Fair Market
	Cost	Value

	(In thousands)

Held to Maturity:
Due after ten years	$3,939,006	$3,867,488

Total held to maturity	$3,939,006	$3,867,488

Available for Sale:
Due after ten years	$80,000	$82,647

Total available for sale	$80,000	$82,647

Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2010
Loans and Allowance for Loan Losses (Tables) [Abstract]
Summary of loans

	2010	2009

	(In thousands)

First mortgage loans:
One- to four-family
Amortizing	$24,912,935	$26,490,454
Interest-only	5,136,463	4,586,375
FHA/VA	499,724	285,003
Multi-family and commercial	48,067	54,694
Construction	9,081	13,030

Total first mortgage loans	30,606,270	31,429,556

Consumer and other loans:
Fixed—rate second mortgages	160,896	201,375
Home equity credit lines	137,467	127,987
Other	19,264	21,003

Total consumer and other loans	317,627	350,365

Total loans	$30,923,897	$31,779,921

Loan portfolio by credit quality indicator

	One-to four- family		Other first
	first mortgage loans		Mortgages		Consumer and Other
					Fixed-rate
			Multi-family		second	Home Equity
	Amortizing	Interest-only	and Commercial	Construction	mortgages	credit lines	Other
Performing	$24,733,745	$4,957,115	$46,950	$1,521	$160,456	$135,111	$17,740
Non-performing	678,914	179,348	1,117	7,560	440	2,356	1,524

Total	$25,412,659	$5,136,463	$48,067	$9,081	$160,896	$137,467	$19,264

Credit Risk Profile by Internally Assigned Grade
At December 31, 2010
(In thousands)

	One-to four- family		Other first
	first mortgage loans		Mortgages		Consumer and Other
			Multi-family		Fixed-rate
			and		second	Home Equity
	Amortizing	Interest-only	Commercial	Construction	mortgages	credit lines	Other
Pass	$24,646,101	$4,927,545	$37,697	$1,521	$160,216	$134,408	$17,737
Special mention	151,800	29,570	1,199	—	240	703	3
Substandard	614,758	179,348	1,117	7,560	440	2,356	1,524
Doubtful	—	—	8,054	—	—	—	—

Total	$25,412,659	$5,136,463	$48,067	$9,081	$160,896	$137,467	$19,264

Comparison of delinquent loans by class

							90 Days
			90 Days	Total	Current	Total	or more
At December 31, 2010	30-59 Days	60-89 Days	or more	Past Due	Loans	Loans	accruing

	(Dollars in thousands)
One- to four-family first mortgages:
Amortizing	$363,583	$161,530	$678,914	$1,204,027	$24,208,632	$25,412,659	$64,156
Interest-only	47,479	29,570	179,348	256,397	4,880,066	5,136,463	—
Multi-family and commercial mortgages	3,199	1,199	1,117	5,515	42,552	48,067	—
Construction loans	—	—	7,560	7,560	1,521	9,081	—
Consumer and other loans:					159,320	160,896	—
Fixed-rate second mortgages	896	240	440	1,576
Home equity lines of credit	2,419	703	2,356	5,478	131,989	137,467	—
Other	1,330	3	1,524	2,857	16,407	19,264	—

Total	$418,906	$193,245	$871,259	$1,483,410	$29,440,487	$30,923,897	$64,156

Geographic distribution of loan portfolio as a percentage of total loans and non-performing loans as a percentage of total non-performing loans

	At December 31, 2010		At December 31, 2009
	Total loans	Non-performing loans	Total loans	Non-performing loans

New Jersey	44.0%	45.7%	43.0%	41.6%
New York	19.9	18.7	18.2	18.0
Connecticut	14.5	6.5	12.6	4.2

Total New York metropolitan area	78.4	70.9	73.8	63.8

Virginia	3.5	4.6	4.6	6.2
Illinois	3.0	4.9	3.9	5.6
Maryland	2.7	4.4	3.5	5.1
Massachusetts	1.9	1.6	2.7	2.3
Pennsylvania	3.1	1.2	2.0	1.9
Minnesota	1.3	1.8	1.4	1.8
Michigan	1.1	2.5	1.3	4.2
All others	5.0	8.1	6.8	9.1

Total Outside New York metropolitan area	21.6%	29.1%	26.2%	36.2%

	100.0	100.0	100.0	100.0

Summary of loans, by class

	2010	2009
	(In thousands)
Non-accrual loans:
One-to four-family amortizing loans	$614,758	$499,550
One-to four-family interest-only loans	179,348	82,236
Multi-family and commercial mortgages	1,117	1,414
Construction loans	7,560	6,624
Fixed-rate second mortgages	440	354
Home equity lines of credit	2,356	1,480
Other loans	1,524	82

Total non-accrual loans	807,103	591,740
Accruing loans delinquent 90 days or more	64,156	35,955

Total non-performing loans	$871,259	$627,695

Summary of loans evaluated for impairment by class

		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
At December 31, 2010	Investment	Balance	Allowance	Investment	Recognized
	(In thousands)
With an allowance:
Multi-family and commercial mortgages	$5,712	$9,161	$3,449	$9,159	$485
Construction loans	5,863	7,560	1,697	6,949	—

Total	$11,575	$16,721	$5,146	$16,108	$485

Allowance for loan losses

	2010	2009	2008
	(In thousands)

Balance at beginning of year	$140,074	$49,797	$34,741

Charge-offs	(110,771)	(48,133)	(4,522)
Recoveries	12,271	910	78

Net charge-offs	(98,500)	(47,223)	(4,444)

Provision for loan losses	195,000	137,500	19,500

Balance at end of year	$236,574	$140,074	$49,797

Allowance for loan losses by portfolio segment

	At December 31, 2010
	One-to four-	Multi-family
	Family	and Commercial		Consumer and
	Mortgages	Mortgages	Construction	Other Loans	Total
	(In thousands)
Balance at beginning of year	$133,927	$1,304	$1,865	$2,978	$140,074

Provision for loan losses	191,697	3,115	(137)	325	195,000
Charge-offs	(110,669)	—	—	(102)	(110,771)
Recoveries	12,269	—	—	2	12,271

Net (charge-offs) recoveries	(98,400)	—	—	(100)	(98,500)

Balance at end of year	$227,224	$4,419	$1,728	$3,203	$236,574

Loan portfolio:
Balance at end of year
Individually evaluated for impairment	$—	$9,161	$7,560	$—	$16,721
Collectively evaluated for impairment	30,549,122	38,906	1,521	317,627	30,907,176

Banking Premises and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2010
Banking Premises and Equipment, net (Tables) [Abstract]
Net carrying value of banking premises and equipment

	2010	2009
	(In thousands)
Land	$5,806	$5,806
Buildings	56,127	55,100
Leasehold improvements	45,812	43,550
Furniture, fixtures and equipment	83,278	78,998

Total acquisition cost	191,023	183,454
Accumulated depreciation and amortization	(121,579)	(113,338)

Total banking premises and equipment, net	$69,444	$70,116

Minimum rental commitments required under operating leases

Year	Amount
(In thousands)
2011	$9,268
2012	9,462
2013	9,449
2014	9,267
2015	8,980
Thereafter	100,431

Total	$146,857

Deposits (Tables)	12 Months Ended
Dec. 31, 2010
Deposits (Tables) [Abstract]
Deposits

	2010			2009
			Weighted			Weighted
	Balance	Percent	Average Rate	Balance	Percent	Average Rate
	(Dollars in thousands)
Savings	$860,806	3.42%	0.64%	$786,559	3.20%	0.74%
Noninterest-bearing demand	567,230	2.25	—	586,041	2.38	—
Interest-bearing demand	2,152,460	8.55	0.73	2,075,175	8.44	1.36
Money market	6,310,080	25.07	1.04	5,058,842	20.59	1.38
Time deposits	15,282,550	60.71	1.67	16,071,431	65.39	2.01

Total deposits	$25,173,126	100.00%	1.36%	$24,578,048	100.00%	1.74%

Maturities of time deposits

Year	Amount
(In thousands)
2011	$10,601
2012	2,521
2013	555
2014	504
2015	1,102

Total	$15,283

Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2010
Borrowed Funds (Tables) [Abstract]
Borrowed funds

	2010		2009
		Weighted		Weighted
		Average		Average
	Principal	Rate	Principal	Rate
	(Dollars in thousands)

Securities sold under agreements to repurchase:
FHLB	$2,150,000	4.29%	$2,400,000	4.44%
Other brokers	12,650,000	4.00	12,700,000	3.93

Total securities sold under agreements to repurchase	14,800,000	4.04	15,100,000	4.01

Advances from the FHLB	14,875,000	3.99	14,875,000	3.99

Total borrowed funds	$29,675,000	4.02%	$29,975,000	4.00%

Accrued interest payable	$151,215		$141,828

Average balances of borrowings and the maximum amount outstanding at any month-end

	At or for the Year Ended December 31,
	2010	2009	2008
	(Dollars in thousands)

Repurchase Agreements:
Average balance outstanding during the year	$15,034,110	$15,100,221	$13,465,540

Maximum balance outstanding at any month-end during the year	$15,100,000	$15,100,000	$15,100,000

Weighted average rate during the period	4.10%	4.05%	4.17%

FHLB Advances:
Average balance outstanding during the year	$14,875,000	$15,035,798	$13,737,057

Maximum balance outstanding at any month-end during the year	$14,875,000	$15,575,000	$15,125,000

Weighted average rate during the period	4.04%	4.01%	4.14%

Borrowed funds maturities and potential put dates

	Borrowings by Scheduled		Borrowings by Earlier of Scheduled
	Maturity Date		Maturity or Next Potential Put Date
		Weighted		Weighted
		Average		Average
Year	Principal	Rate	Principal	Rate
	(Dollars in thousands)

2011	$450,000	3.71%	$23,275,000	3.90%
2012	250,000	3.55	1,050,000	4.15
2013	250,000	5.30	1,325,000	4.69
2014	350,000	3.37	3,825,000	4.47
2015	3,175,000	3.85	200,000	3.91
2016	5,375,000	4.35	—	—
2017	8,425,000	4.17	—	—
2018	6,300,000	3.19	—	—
2019	1,725,000	4.62	—	—
2020	3,375,000	4.53	—	—

Total	$29,675,000	4.02%	$29,675,000	4.02%

Amortized cost and fair value of the underlying securities used as collateral for securities sold under agreements to repurchase

	At December 31,
	2010	2009	2008
	(In thousands)

Amortized cost of collateral:
United States government-sponsored enterprise securities	$2,529,995	$2,429,640	$2,150,000
Mortgage-backed securities	14,653,221	14,482,533	15,572,838

Total amortized cost of collateral	$17,183,216	$16,912,173	$17,722,838

Fair value of collateral:
United States government-sponsored enterprise securities	$2,475,720	$2,363,328	$2,159,471
Mortgage-backed securities	15,125,185	15,115,964	15,759,490

Total fair value of collateral	$17,600,905	$17,479,292	$17,918,961

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2010
Employee Benefit Plans (Tables) [Abstract]
Change in benefit obligation, the change in plan assets, and the funded status for the retirement plans and other benefits

	Retirement Plans		Other Benefits
	2010	2009	2010	2009

	(In thousands)
Change in Benefit Obligation:
Benefit obligation at beginning of year	$141,828	$132,134	$34,221	$37,820
Service cost	4,043	4,001	489	583
Interest cost	8,339	7,776	1,668	1,884
Participant contributions	—	—	144	46
Actuarial loss (gain)	6,278	2,403	14,135	(4,197)
Benefits paid	(4,473)	(4,486)	(2,404)	(1,915)
Medicare subsidy	—	—	102	—

Benefit obligation at end of year	156,015	141,828	48,355	34,221

Change in Plan Assets:
Fair value of plan assets at beginning of year	143,768	96,327	—	—
Actual return on plan assets	12,249	16,595	—	—
Employer contributions	332	35,332	2,260	1,869
Participant contributions	—	—	144	46
Benefits paid	(4,473)	(4,486)	(2,404)	(1,915)

Fair value of plan assets at end of year	151,876	143,768	—	—

Funded status	$(4,139)	$1,940	$(48,355)	$(34,221)

Funded status amounts recognized in the consolidated statements of financial condition

	Retirement Plans		Other Benefits
	2010	2009	2010	2009
	(In thousands)
Other assets	$—	$1,940	$—	$—
Accrued expenses and other liabilities	4,139	—	48,355	34,221

Pre-tax amounts recognized as components of total accumulated other comprehensive income

	Retirement Plans		Other Benefits
	2010	2009	2010	2009
	(In thousands)
Net actuarial loss	$50,565	$47,981	$22,413	$8,301
Prior service cost (credit)	1,900	2,239	(20,905)	(22,470)

Total	$52,465	$50,220	$1,508	$(14,169)

Components of the Net periodic benefit cost

	Retirement Plans			Other Benefits
	2010	2009	2008	2010	2009	2008
	(In thousands)
Net periodic benefit cost:
Service cost	$4,043	$4,001	$3,285	$489	$583	$1,122
Interest cost	8,339	7,776	6,675	1,668	1,884	2,272
Expected return on assets	(11,659)	(8,575)	(8,530)	—	—	—
Amortization of:
Net actuarial loss	3,106	3,686	252	23	301	687
Prior service cost (credit)	339	338	325	(1,565)	(1,565)	(1,565)

Net periodic benefit cost	4,168	7,226	2,007	615	1,203	2,516
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	5,690	(4,081)	41,275	14,135	(2,659)	(1,116)
Prior service cost (credit)	—	—	—	—	—	—
Amortization of net actuarial loss	(3,106)	(3,686)	(252)	(23)	(301)	(687)
Amortization of prior service cost	(339)	(338)	(325)	1,565	1,565	1,565

Total recognized in other comprehensive income	2,245	(8,105)	40,698	15,677	(1,395)	(238)

Total recognized in net periodic benefit cost and other comprehensive income	$6,413	$(879)	$42,705	$16,292	$(192)	$2,278

Weighted average assumptions used to determine net periodic benefit cost.

	Retirement Plans			Other Benefits
	2010	2009	2008	2010	2009	2008

Discount rate	6.00%	5.75%	6.00%	5.75%	5.75%	6.00%
Expected return on assets	8.25	8.25	8.25	—	—	—
Rate of compensation increase	4.00	4.25	4.25	—	—	—

Weighted-average assumptions used to determine benefit obligations

	Retirement Plans		Other Benefits
	2010	2009	2010	2009

Discount rate	5.75%	6.00%	5.50%	5.75%
Rate of compensation increase	4.00	4.00	—	—

Effects on other benefits due to 1% change health care cost trend rate

	1% Increase	1% Decrease
	(In thousands)
Effect on total service cost and interest cost	$47	$0
Effect on other benefit obligations	938	(505)

Fair value of the retirement plan's assets

		Fair Value Measurements at December 31, 2010
		Quoted Prices in Active	Significant Other	Significant
	Carrying	Markets for Identical	Observable Inputs	Unobservable
Asset Class	Value	Assets (Level 1)	(Level 2)	Inputs (Level 3)
	(In thousands)
Cash	13,599	13,599	—	—
Guaranteed deposit fund (a)	11,977	—	—	11,977
Equity Securities (b)	81,017	81,017	—	—
Fixed income securities (c)	45,283	—	45,283	—

	$151,876	$94,616	$45,283	$11,977

		Fair Value Measurements at December 31, 2009
		Quoted Prices in Active	Significant Other	Significant
	Carrying	Markets for Identical	Observable Inputs	Unobservable
Asset Class	Value	Assets (Level 1)	(Level 2)	Inputs (Level 3)
	(In thousands)
Cash	8,732	8,732	—	—
Guaranteed deposit fund (a)	12,059	—	—	12,059
Equity Securities (d)	78,475	78,475	—	—
Fixed income securities (e)	44,502	—	44,502	—

	$143,768	$87,207	$44,502	$12,059

(a)	The Guaranteed Deposit Fund (the “Fund”) is an investment in the general account of the Prudential Retirement Insurance and Annuity Company and represents an insurance claim supported by all general account assets. The Fund’s assets are intermediate-term, high-grade fixed income securities consisting of commercial mortgages, private placement bonds, publicly-traded debt securities and asset-backed securities.

(b)	This class includes a mutual fund that invests primarily in stocks representative of the whole U.S. stock market. The objectives of this mutual fund is to outperform the U.S. stock markets. This class also includes $8.9 million of Hudson City Bancorp, Inc. common stock at December 31, 2010.

(c)	This class includes investments in U.S. Treasuries, MBSs issued by GSEs, investment-grade corporate bonds and sovereign debt.

(d)	This class includes mutual funds that invest primarily in the Russell 1000 Growth Index and Russell 1000 Value Index. The objectives of the mutual funds are to outperform these indices. The mutual funds also invest in other equity securities, derivative instruments and cash-equivalent securities or funds. This class also includes $9.6 million of Hudson City Bancorp, Inc. common stock at December 31, 2009.

(e)	This class includes a mutual fund that invests in international, emerging markets and high-yield fixed income markets.

Reconciliation of Level 3 assets measured at fair value

	Fair Value Measurements Using
	Significant Unobservable Inputs (Level 3)
	(In thousands)
	Guaranteed Deposit Fund
	2010	2009
Beginning balance	$12,059	$12,273
Purchases, sales, issuances and settlements (net)	(82)	(214)
Transfer into level 3	—	—

Ending balance	$11,977	$12,059

Expected benefit payments under current provision of plans

	Retirement	Other
Year	Plans	Benefits
	(In thousands)
2011	$5,772	$2,781
2012	6,097	2,937
2013	7,471	3,160
2014	8,044	3,291
2015	8,797	3,481
2016 through 2020	54,396	18,602

Summary of the status of the granted, but unvested shares under the RRP and SIP Plan

			Restricted Stock Awards
	2010		2009		2008
		Weighted		Weighted		Weighted
		Average		Average		Average
	Number of	Grant Date	Number of	Grant Date	Number of	Grant Date
	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value
Outstanding at beginning of period	959,956	$12.00	224,417	$11.73	350,576	$11.74
Granted	18,000	13.12	847,750	12.03	—	—
Vested	(394,789)	11.94	(112,211)	11.73	(126,159)	11.75
Outstanding at end of period	583,167	$12.06	959,956	$12.00	224,417	$11.73

Weighted average assumptions

	2010		2009		2008
	Retention	Performance	Retention	Performance	Retention	Performance
	Options	Options	Options	Options	Options	Options
Expected dividend yield	4.57%	4.57%	4.80%	4.80%	2.30%	2.30%
Expected volatility	41.30	34.58	33.43	29.08	19.59	20.75
Risk-free interest rate	1.65	2.55	1.29	1.75	2.41	2.88
Expected option life	3.6 years	5.6 years	3.5 years	5.5 years	3.5 years	5.5 years
Fair value of options granted	$3.00	$2.87	$2.05	$1.92	$2.14	$2.85

Summary of Granted but Unexercised Stock Options

	2010		2009		2008
		Weighted		Weighted		Weighted
	Number of	Average	Number of	Average	Number of	Average
	Stock	Exercise	Stock	Exercise	Stock	Exercise
	Options	Price	Options	Price	Options	Price
Outstanding at beginning
of year	24,262,692	$12.51	26,728,119	$10.35	29,080,114	$7.91
Granted	4,232,500	13.13	3,375,000	12.11	4,025,000	15.96
Exercised	(242,807)	5.08	(5,840,427)	2.30	(6,325,277)	2.69
Forfeited	(122,500)	14.06	—	—	(51,718)	13.10
Outstanding at end of year	28,129,885	$12.68	24,262,692	$12.51	26,728,119	$10.35

Summary of Stock Options Outstanding

Options Outstanding			Options Exercisable
	Weighted
	Average	Weighted		Weighted
Number	Remaining	Average	Number	Average
Of Options	Contractual	Exercise	Of Options	Exercise
Outstanding	Life	Price	Exercisable	Price

820,736	10 months	$3.59	820,736	$3.59
52,801	1 year	4.20	52,801	4.20
614,440	1 year	5.53	614,440	5.53
118,371	2 years	5.96	118,371	5.96
206,480	2 years	6.35	206,480	6.35
448,840	3 years	10.33	448,840	10.33
415,784	4 years	11.17	415,784	11.17
305,592	3 years	11.91	305,592	11.91
2,299,341	3 years	12.22	2,299,341	12.22
7,880,000	5.5 years	12.76	6,720,000	12.76
350,000	6.5 years	13.35	350,000	13.35
3,110,000	6 years	13.78	3,060,000	13.78
3,625,000	7 years	15.69	150,000	15.69
350,000	7 years	18.84	350,000	18.84
350,000	8 years	12.81	350,000	12.81
2,975,000	8 years	12.03	150,000	12.03
3,870,000	9 years	13.10	—	—
300,000	9 years	13.62	—	—
37,500	9 years	12.10	—	—

28,129,885		$12.68	16,412,385	$12.03

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Income Taxes (Tables) [Abstract]
Income tax expense (benefit)

	2010	2009	2008

	(In thousands)
Federal:
Current	$334,736	$323,152	$255,511
Deferred	(44,256)	(36,368)	(9,372)

Total federal	290,480	286,784	246,139

State:
Current	76,294	70,270	44,685
Deferred	(11,547)	(10,332)	(3,496)

Total state	64,747	59,938	41,189

Total income tax expense	$355,227	$346,722	$287,328

Computation of income tax expense

	2010	2009	2008

	(Dollars in thousands)
Income before income tax expense	$892,433	$873,966	$732,886
Statutory income tax rate	35%	35%	35%

Computed expected income tax expense	312,352	305,888	256,510
State income taxes, net of federal income tax benefit	42,086	38,960	26,773
ESOP fair market value adjustment	2,183	2,212	3,665
Other, net	(1,394)	(338)	380

Income tax expense	$355,227	$346,722	$287,328

Components of deferred tax assets and liabilities

	2010	2009

	(In thousands)
Deferred tax asset:
Postretirement benefits	$42,804	$41,873
Allowance for loan losses	95,470	56,621
Mortgage premium amortization	4,623	6,281
Non-qualified benefit plans	50,734	44,393
ESOP expense	10,105	8,700
Fair value adjustment on mortgages recorded in Acquisition	2,313	2,826
Interest on non-accrual loans	23,725	11,483
Other	5,106	7,359

	234,880	179,536

Deferred tax liabilities:
Postretirement benefits	24,275	30,340
Net unrealized gain on securities available for sale	80,998	142,109
Fair value adjustments related to the Acquisition:
Core deposit intangible	1,881	2,544
Buildings	1,469	1,648
Other	59	83

	108,682	176,724

Net deferred tax asset (included in other assets)	$126,198	$2,812

Reconciliation of the beginning and ending amount of unrecognized tax benefits

	2010	2009
	(In thousands)
Balance at January 1	$4,053	$3,212
Additions based on tax positions related to the current year	1,754	3,156
Additions for tax positions of prior years	—	—
Reductions for tax positions of prior years	(450)	(2,315)

Balance at December 31	$5,357	$4,053

Fair Value Measurements and Disclosures (Tables)	12 Months Ended
Dec. 31, 2010
Fair Value Measurements and Disclosures (Tables) [Abstract]
Carrying value of assets measured at fair value on a recurring basis

		Fair Value at December 31, 2010 using
		Quoted Prices in Active	Significant Other	Significant
	Carrying	Markets for Identical	Observable Inputs	Unobservable Inputs
Description	Value	Assets (Level 1)	(Level 2)	(Level 3)
			(In thousands)
Available for sale debt securities:
Mortgage-backed securities	$18,120,537	$—	$18,120,537	$—
U.S. government-sponsored enterprises debt	82,647	—	82,647	—

Total available for sale debt securities	18,203,184	—	18,203,184	—

Available for sale equity securities:
Financial services industry	$7,148	$7,148	$—	$—

Total available for sale equity securities	7,148	7,148	—	—

Total available for sale securities	$18,210,332	$7,148	$18,203,184	$—

		Fair Value at December 31, 2009 using
		Quoted Prices in Active	Significant Other	Significant
	Carrying	Markets for Identical	Observable Inputs	Unobservable Inputs
Description	Value	Assets (Level 1)	(Level 2)	(Level 3)
			(In thousands)
Available for sale debt securities:
Mortgage-backed securities	$11,116,531	$—	$11,116,531	$—
U.S. government-sponsored enterprises debt	1,088,165	—	1,088,165	—

Total available for sale debt securities	12,204,696	—	12,204,696	—

Available for sale equity securities:
Financial services industry	$7,075	$7,075	$—	$—

Total available for sale equity securities	7,075	7,075	—	—

Total available for sale securities	$12,211,771	$7,075	$12,204,696	$—

Level of valuation assumptions to determine the carrying value of assets measured at fair value on a non-recurring basis

Fair Value Measurments at December 31, 2010 using
	Quoted Prices in Active	Significant Other	Significant	Total
	Markets for Identical	Observable Inputs	Unobservable Inputs	Gains
Description	Assets (Level 1)	(Level 2)	(Level 3)	(Losses)
	(In thousands)
Impaired commercial and construction loans	$—	$—	$16,721	$—
Foreclosed real estate	—	—	45,693	(2,739)

Fair Value Measurments at December 31, 2009 using
	Quoted Prices in Active	Significant Other	Significant	Total
	Markets for Identical	Observable Inputs	Unobservable Inputs	Gains
Description	Assets (Level 1)	(Level 2)	(Level 3)	(Losses)
	(In thousands)
Impaired commercial and construction loans	$—	$—	$11,178	$—
Foreclosed real estate	—	—	16,736	(2,365)

Reconciliation of assets measure at fair value on a non-recurring basis

	Fair Value Measurements Using
	Significant Unobservable Inputs (Level 3)
	(In thousands)
	Foreclosed	Impaired
	Real Estate	Loans
Beginning balance at December 31, 2009	$16,736	$11,178
Gain (loss) on sale of foreclosed properties	(2,739)	—
Net transfers in (out)	31,696	5,543

Ending balance at December 31, 2010	$45,693	$16,721

Estimated fair value of Hudson City's financial instruments

	2010		2009
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
	(In thousands)
Assets:
Cash and due from banks	$175,769	$175,769	$198,752	$198,752
Federal funds sold	493,628	493,628	362,449	362,449
Investment securities held to maturity	3,939,006	3,867,488	4,187,704	4,071,005
Investment securities available for sale	89,795	89,795	1,095,240	1,095,240
Federal Home Loan Bank of New York stock	871,940	871,940	874,768	874,768
Mortgage-backed securities held to maturity	5,914,372	6,199,507	9,963,554	10,324,831
Mortgage-backed securities available for sale	18,120,537	18,120,537	11,116,531	11,116,531
Loans	30,773,956	32,328,933	31,721,154	32,758,247
Liabilities:
Deposits	25,173,126	25,584,478	24,578,048	24,913,407
Borrowed funds	29,675,000	32,975,633	29,975,000	32,485,513

Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2010
Regulatory Matters (Tables) [Abstract]
Summary of actual capital amounts and ratios compared to OTS requirements

			OTS Requirements
			Minimum Capital		For Classification as
	Bank Actual		Adequacy		Well-Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in thousands)

December 31, 2010
Tangible capital	$4,799,114	7.95%	$904,977	1.50%	n/a	n/a
Leverage (core) capital	4,799,114	7.95	2,413,272	4.00	$3,016,590	5.00%
Total-risk-based capital	5,026,339	22.74	1,768,682	8.00	2,210,827	10.00

December 31, 2009
Tangible capital	$4,539,630	7.59%	$897,374	1.50%	n/a	n/a
Leverage (core) capital	4,539,630	7.59	2,392,955	4.00	$2,991,245	5.00%
Total-risk-based capital	4,679,843	21.02	1,781,277	8.00	2,226,597	10.00

Parent Company Only Financial Statements (Tables)	12 Months Ended
Dec. 31, 2010
Parent Company Only Financial Statements (Tables) [Abstract]
Statements of Financial Condition
Statements of Financial Condition

	December 31, 2010	December 31, 2009
	(In thousands)

Assets:
Cash and due from subsidiary bank	$239,587	$224,601
Investment in subsidiary	5,041,494	4,882,609
ESOP loan receivable	229,288	231,856
Other assets	—	86

Total Assets	$5,510,369	$5,339,152

Stockholders’ Equity:
Accrued expenses	$131	$—
Total stockholders’ equity	5,510,238	5,339,152

Total Liabilities and Stockholders’ Equity	$5,510,369	$5,339,152

Statements of Income
Statements of Income

	Year Ended December 31,
	2010	2009	2008
	(In thousands)

Income:
Dividends received from subsidiary	$320,000	$338,500	$288,442
Interest on ESOP loan receivable	11,593	11,715	11,831
Interest on deposit with subsidiary	1,483	2,646	3,017

Total income	333,076	352,861	303,290
Expenses	1,466	1,419	1,037

Income before income tax expense and equity in undistributed (overdistributed) earnings of subsidiary	331,610	351,442	302,253
Income tax expense	4,360	3,397	4,461

Income before equity in undistributed (overdistributed) earnings of subsidiary	327,250	348,045	297,792
Equity in undistributed (overdistributed) earnings of subsidiary	209,956	179,199	147,766

Net income	$537,206	$527,244	$445,558

Statements of Cash Flows
Statements of Cash Flows

	Year Ended December 31,
	2010	2009	2008
	(In thousands)
Cash Flows from Operating Activities:
Net income	$537,206	$527,244	$445,558
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings	(209,956)	(179,199)	(147,766)
Decrease (increase) in other assets	231	7,168	(483)
Decrease in accrued expenses	131	—	(236)

Net Cash Provided by Operating Activities	327,612	355,213	297,073

Cash Flows from Investing Activities:
Principal collected on ESOP loan	2,568	2,444	2,329

Net Cash Provided by Investing Activities	2,568	2,444	2,329

Cash Flows from Financing Activities:
Purchases of treasury stock	(464)	(43,477)	(17,045)
Exercise of stock options	1,235	13,500	16,936
Cash dividends paid on unallocated ESOP shares	(20,208)	(20,436)	(16,019)
Cash dividends paid	(295,757)	(288,408)	(217,995)

Net Cash Used in Financing Activities	(315,194)	(338,821)	(234,123)

Net Increase in Cash Due from Bank	14,986	18,836	65,279
Cash Due from Bank at Beginning of Year	224,601	205,765	140,486

Cash Due from Bank at End of Year	$239,587	$224,601	$205,765

Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2010
Selected Quarterly Financial Data (Unaudited) (Tables) [Abstract]
Summary of certain quarterly financial data

	2010 Quarter Ended
	March 31	June 30	September 30	December 31
		(In thousands, except per share data)
Interest and dividend income	$734,870	$717,580	$688,810	$643,236
Interest expense	403,725	400,066	398,476	391,402

Net interest income	331,145	317,514	290,334	251,834
Provision for loan losses	50,000	50,000	50,000	45,000

Net interest income after provision for loan losses	281,145	267,514	240,334	206,834
Non-interest income	32,998	33,210	33,859	62,927
Non-interest expense	66,531	64,596	65,706	69,555

Income before income tax expense	247,612	236,128	208,487	200,206
Income tax expense	98,727	93,537	83,918	79,045

Net income	$148,885	$142,591	$124,569	$121,161

Basic earnings per share	$0.30	$0.29	$0.25	$0.25

Diluted earnings per share	$0.30	$0.29	$0.25	$0.25

	2009 Quarter Ended
	March 31	June 30	September 30	December 31
		(In thousands, except per share data)
Interest and dividend income	$723,322	$727,759	$744,165	$746,540
Interest expense	439,491	425,362	418,708	414,747

Net interest income	283,831	302,397	325,457	331,793
Provision for loan losses	20,000	32,500	40,000	45,000

Net interest income after provision for loan losses	263,831	269,897	285,457	286,793
Non-interest income	2,273	26,606	2,513	2,192
Non-interest expense	54,794	84,947	62,920	62,935

Income before income tax expense	211,310	211,556	225,050	226,050
Income tax expense	83,647	83,637	89,964	89,474

Net income	$127,663	$127,919	$135,086	$136,576

Basic earnings per share	$0.26	$0.26	$0.28	$0.28

Diluted earnings per share	$0.26	$0.26	$0.27	$0.28

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2010
Earnings Per Share [Abstract]
Reconciliation of the numerators and denominators of the basic and diluted earnings per share computations

				For the Year Ended December 31,
	2010			2009			2008
			Per			Per			Per
			Share			Share			Share
	Income	Shares	Amount	Income	Shares	Amount	Income	Shares	Amount
				(In thousands, except per share data)
Net income	$537,206			$527,244			$445,558

Basic earnings per share:
Income available to common stockholders	$537,206	493,033	$1.09	$527,244	488,908	$1.08	$445,558	484,907	$0.92

Effect of dilutive common stock equivalents	—	1,281		—	2,388		—	10,949

Diluted earnings per share:
Income available to common stockholders	$537,206	494,314	$1.09	$527,244	491,296	$1.07	$445,558	495,856	$0.90

Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Summary of Significant Accounting Policies (Textuals) [Abstract]
Cash reserves deposit with the Federal Reserve Bank of New York	$ 19,300,000	$ 24,500,000
Number of days from contractual due date after which loan is considered as delinquent	30
Number of days after which accrual of income on loans is generally discontinued when interest or principal payments are in arrears	90
Percentage of total loan secured by real property located in New Jersey, New York and Connecticut	78.40%
Goodwill and other intangible assets	$ 156,700,000
Repayment period for funds borrowed by the ESOP to purchase Hudson City Bancorp common stock	Up to 40 years

Stock Repurchase Programs (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Stock Repurchase Programs (Textuals) [Abstract]
Treasury stock number of vested shares related to stock awards surrendered for withholding taxes	34,923	19,355	24,262
Common stock repurchased, shares		3,970,605	1,124,262
Common stock repurchased, dollars		$ 43,500,000	$ 17,000,000
Remaining number of shares to be purchased under existing stock repurchase programs	50,123,550

Mortgage-Backed Securities (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Mortgage-backed securities [Member]	Dec. 31, 2009 Mortgage-backed securities [Member]	Dec. 31, 2010 Mortgage-backed securities [Member] GNMA pass-through certificates [Member]	Dec. 31, 2009 Mortgage-backed securities [Member] GNMA pass-through certificates [Member]	Dec. 31, 2010 Mortgage-backed securities [Member] FNMA pass-through certificates [Member]	Dec. 31, 2009 Mortgage-backed securities [Member] FNMA pass-through certificates [Member]	Dec. 31, 2010 Mortgage-backed securities [Member] FHLMC pass-through certificates [Member]	Dec. 31, 2009 Mortgage-backed securities [Member] FHLMC pass-through certificates [Member]	Dec. 31, 2010 Mortgage-backed securities [Member] FHLMC and FNMA - REMICs [Member]	Dec. 31, 2009 Mortgage-backed securities [Member] FHLMC and FNMA - REMICs [Member]
Amortized cost and estimated fair market value of securities Held to maturity
Amortized Cost			$ 5,914,372	$ 9,963,554	$ 98,887	$ 112,019	$ 1,622,994	$ 2,510,095	$ 2,943,565	$ 4,764,429	$ 1,248,926	$ 2,577,011
Gross Unrealized Gains			285,167	377,753	2,802	2,769	87,271	106,509	148,248	231,356	46,846	37,119
Gross Unrealized Losses			(32)	(16,476)	0	(1)	0	0	0	(3)	(32)	(16,472)
Estimated Fair Market Value	3,867,488	4,071,005	6,199,507	10,324,831	101,689	114,787	1,710,265	2,616,604	3,091,813	4,995,782	1,295,740	2,597,658
Carrying value of assets measured at fair value on a recurring basis
Amortized Cost			17,925,284	10,752,424	1,560,755	1,257,590	10,333,033	3,782,198	5,521,741	4,655,629	509,755	1,057,007
Gross Unrealized Gains			292,406	380,429	27,214	13,365	122,305	128,429	129,547	232,697	13,340	5,938
Gross Unrealized Losses			(97,153)	(16,322)	(7,487)	(881)	(57,550)	(3,259)	(32,116)	0	0	(12,182)
Mortgage-backed securities	$ 18,120,537	$ 11,116,531	$ 18,120,537	$ 11,116,531	$ 1,580,482	$ 1,270,074	$ 10,397,788	$ 3,907,368	$ 5,619,172	$ 4,888,326	$ 523,095	$ 1,050,763

Mortgage-Backed Securities (Details 1) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Schedule Of Available For Sale Securities [Line Items]
Less Than 12 Months, Fair Value, Available for Sale	$ 7,225,653	$ 1,328,008
Less Than 12 Months, Unrealized Losses, Available for Sale	(97,153)	(16,319)
12 Months or Longer, Fair Value, Available for Sale	0	19,690
12 Months or Longer, Unrealized Losses, Available for Sale	0	(3)
Total Available for sale securities, Fair Value	7,225,653	1,347,698
Total Available for sale securities, Unrealized Losses	(97,153)	(16,322)
Schedule of Held-to-maturity Securities [Line Items]
Less Than 12 Months, Fair Value, Held to Maturity	7,373	618,105
Less Than 12 Months, Unrealized Losses, Held to Maturity	(24)	(10,749)
12 Months or Longer, Fair Value, Held to Maturity	3,163	171,665
12 Months or Longer, Unrealized Losses, Held to Maturity	(8)	(5,727)
Total Held to maturity securities, Fair Value	10,536	789,770
Total Held to maturity securities, Unrealized Losses	(32)	(16,476)
Total Mortgage-backed Securities, Less Than 12 Months, Fair Value	7,233,026	1,946,113
Total Mortgage-backed Securities, Less Than 12 Months, Unrealized Losses	(97,177)	(27,068)
Total Mortgage-backed Securities, 12 Months or Longer, Fair Value	3,163	191,355
Total Mortgage-backed Securities, 12 Months or Longer, Unrealized Losses	(8)	(5,730)
Total Mortgage-backed Securities, Fair Value	7,236,189	2,137,468
Total Mortgage-backed Securities, Unrealized Losses	(97,185)	(32,798)
GNMA pass-through certificates [Member]
Schedule Of Available For Sale Securities [Line Items]
Less Than 12 Months, Fair Value, Available for Sale	424,575	156,668
Less Than 12 Months, Unrealized Losses, Available for Sale	(7,487)	(878)
12 Months or Longer, Fair Value, Available for Sale	0	19,690
12 Months or Longer, Unrealized Losses, Available for Sale	0	(3)
Total Available for sale securities, Fair Value	424,575	176,358
Total Available for sale securities, Unrealized Losses	(7,487)	(881)
GNMA pass-through certificates [Member]
Schedule of Held-to-maturity Securities [Line Items]
Less Than 12 Months, Fair Value, Held to Maturity	0	0
Less Than 12 Months, Unrealized Losses, Held to Maturity	0	0
12 Months or Longer, Fair Value, Held to Maturity	0	582
12 Months or Longer, Unrealized Losses, Held to Maturity	0	(1)
Total Held to maturity securities, Fair Value	0	582
Total Held to maturity securities, Unrealized Losses	0	(1)
FNMA pass-through certificates [Member]
Schedule Of Available For Sale Securities [Line Items]
Less Than 12 Months, Fair Value, Available for Sale	4,375,620	694,543
Less Than 12 Months, Unrealized Losses, Available for Sale	(57,550)	(3,259)
12 Months or Longer, Fair Value, Available for Sale	0	0
12 Months or Longer, Unrealized Losses, Available for Sale	0	0
Total Available for sale securities, Fair Value	4,375,620	694,543
Total Available for sale securities, Unrealized Losses	(57,550)	(3,259)
FHLMC pass-through certificates [Member]
Schedule of Held-to-maturity Securities [Line Items]
Less Than 12 Months, Fair Value, Held to Maturity	0	642
Less Than 12 Months, Unrealized Losses, Held to Maturity	0	(2)
12 Months or Longer, Fair Value, Held to Maturity	0	52
12 Months or Longer, Unrealized Losses, Held to Maturity	0	(1)
Total Held to maturity securities, Fair Value	0	694
Total Held to maturity securities, Unrealized Losses	0	(3)
FHLMC pass-through certificates [Member]
Schedule Of Available For Sale Securities [Line Items]
Less Than 12 Months, Fair Value, Available for Sale	2,425,458
Less Than 12 Months, Unrealized Losses, Available for Sale	(32,116)
12 Months or Longer, Fair Value, Available for Sale	0
12 Months or Longer, Unrealized Losses, Available for Sale	0
Total Available for sale securities, Fair Value	2,425,458
Total Available for sale securities, Unrealized Losses	(32,116)
FHLMC and FNMA - REMICs [Member]
Schedule of Held-to-maturity Securities [Line Items]
Less Than 12 Months, Fair Value, Held to Maturity	7,373	617,463
Less Than 12 Months, Unrealized Losses, Held to Maturity	(24)	(10,747)
12 Months or Longer, Fair Value, Held to Maturity	3,163	171,031
12 Months or Longer, Unrealized Losses, Held to Maturity	(8)	(5,725)
Total Held to maturity securities, Fair Value	10,536	788,494
Total Held to maturity securities, Unrealized Losses	(32)	(16,472)
FHLMC and FNMA - REMICs [Member]
Schedule Of Available For Sale Securities [Line Items]
Less Than 12 Months, Fair Value, Available for Sale		476,797
Less Than 12 Months, Unrealized Losses, Available for Sale		(12,182)
12 Months or Longer, Fair Value, Available for Sale		0
12 Months or Longer, Unrealized Losses, Available for Sale		0
Total Available for sale securities, Fair Value		476,797
Total Available for sale securities, Unrealized Losses		$ (12,182)

Mortgage-Backed Securities (Details 2) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Held to Maturity:
Total held to maturity, estimated fair market value	$ 3,867,488	$ 4,071,005
Mortgage-backed securities [Member]
Available for Sale:
Due after ten years, amortized cost	17,925,284
Due after ten years, estimated fair market value	18,120,537
Total available for sale, amortized cost	17,925,284
Total available for sale, estimated fair market value	18,120,537
Mortgage-backed securities [Member]
Held to Maturity:
Due in one year or less, amortized cost	24
Due in one year or less, estimated fair market value	24
Due after one year through five years, amortized cost	609
Due after one year through five years, estimated fair market value	657
Due after five years through ten years, amortized cost	10,759
Due after five years through ten years, estimated fair market value	11,531
Due after ten years, amortized cost	5,902,980
Due after ten years, estimated fair market value	6,187,295
Total held to maturity, amortized cost	5,914,372
Total held to maturity, estimated fair market value	$ 6,199,507

Mortgage-Backed Securities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Mortgage-Backed Securities (Textuals) [Abstract]
Total securities in an unrealized loss position	99	54
Sales of mortgage-backed securities available for sale	$ 3,920,000,000	$ 761,600,000
Realized gains on sale of mortgage-backed securities	152,600,000	24,000,000
Amortized cost of mortgage backed securities pledged as collateral for securities sold under agreements to repurchase	$ 14,650,000,000

Investment Securities (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 United States government-sponsored enterprise securities [Member]	Dec. 31, 2009 United States government-sponsored enterprise securities [Member]	Dec. 31, 2010 United States government-sponsored enterprise securities [Member]	Dec. 31, 2009 United States government-sponsored enterprise securities [Member]	Dec. 31, 2010 Equity Securities [Member]	Dec. 31, 2009 Equity Securities [Member]	Dec. 31, 2010 Investment Securities [Member]	Dec. 31, 2009 Investment Securities [Member]	Dec. 31, 2010 Investment Securities [Member]	Dec. 31, 2009 Investment Securities [Member]	Dec. 31, 2009 Municipal Bonds [Member]
Carrying value of assets measured at fair value on a recurring basis
Amortized Cost			$ 80,000	$ 1,104,699			$ 6,767	$ 6,770	$ 86,767	$ 1,111,469
Gross Unrealized Gains			2,647	1,890			381	305	3,028	2,195
Gross Unrealized Losses			0	(18,424)			0	0	0	(18,424)
Fair value of investment securities	89,795	1,095,240	82,647	1,088,165			7,148	7,075	89,795	1,095,240
Amortized cost and estimated fair market value of securities Held to maturity
Amortized Cost					3,939,006	4,187,599					3,939,006	4,187,704	105
Gross Unrealized Gains					3,698	915					3,698	915	0
Gross Unrealized Losses					(75,216)	(117,614)					(75,216)	(117,614)	0
Estimated Fair Market Value	$ 3,867,488	$ 4,071,005			$ 3,867,488	$ 4,070,900					$ 3,867,488	$ 4,071,005	$ 105

Investment Securities (Details 1) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Schedule Of Available For Sale Securities [Line Items]
Less Than 12 Months, Fair Value, Available for Sale	$ 7,225,653	$ 1,328,008
12 Months or Longer, Fair Value, Available for Sale	0	19,690
Total Available for sale securities, Fair Value	7,225,653	1,347,698
Less Than 12 Months, Unrealized Losses, Available for Sale	(97,153)	(16,319)
12 Months or Longer, Unrealized Losses, Available for Sale	0	(3)
Total Available for sale securities, Unrealized Losses	(97,153)	(16,322)
Schedule of Held-to-maturity Securities [Line Items]
Less Than 12 Months, Fair Value, Held to Maturity	7,373	618,105
12 Months or Longer, Fair Value, Held to Maturity	3,163	171,665
Total Held to maturity securities, Fair Value	10,536	789,770
Less Than 12 Months, Unrealized Losses, Held to Maturity	(24)	(10,749)
12 Months or Longer, Unrealized Losses, Held to Maturity	(8)	(5,727)
Total Held to maturity securities, Unrealized Losses	(32)	(16,476)
Total Investments, Less Than 12 Months, Fair Value	3,524,781	4,403,519
Total Investments, Less Than 12 Months, Unrealized Losses	(75,216)	(124,877)
Total Investments, 12 Months or Longer, Fair Value	0	263,730
Total Investments, 12 Months or Longer, Unrealized Losses	0	(11,161)
Total Investments, Fair Value	3,524,781	4,667,249
Total Investments, Unrealized Losses	(75,216)	(136,038)
United States government-sponsored enterprise securities [Member]
Schedule Of Available For Sale Securities [Line Items]
Less Than 12 Months, Fair Value, Available for Sale		472,545
12 Months or Longer, Fair Value, Available for Sale		263,730
Total Available for sale securities, Fair Value		736,275
Less Than 12 Months, Unrealized Losses, Available for Sale		(7,263)
12 Months or Longer, Unrealized Losses, Available for Sale		(11,161)
Total Available for sale securities, Unrealized Losses		(18,424)
United States government-sponsored enterprise securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Less Than 12 Months, Fair Value, Held to Maturity	3,524,781	3,930,974
12 Months or Longer, Fair Value, Held to Maturity	0	0
Total Held to maturity securities, Fair Value	3,524,781	3,930,974
Less Than 12 Months, Unrealized Losses, Held to Maturity	(75,216)	(117,614)
12 Months or Longer, Unrealized Losses, Held to Maturity	0	0
Total Held to maturity securities, Unrealized Losses	(75,216)	(117,614)
Investment Securities [Member]
Schedule Of Available For Sale Securities [Line Items]
Less Than 12 Months, Fair Value, Available for Sale		472,545
12 Months or Longer, Fair Value, Available for Sale		263,730
Total Available for sale securities, Fair Value		736,275
Less Than 12 Months, Unrealized Losses, Available for Sale		(7,263)
12 Months or Longer, Unrealized Losses, Available for Sale		(11,161)
Total Available for sale securities, Unrealized Losses		(18,424)
Investment Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Less Than 12 Months, Fair Value, Held to Maturity	3,524,781	3,930,974
12 Months or Longer, Fair Value, Held to Maturity	0	0
Total Held to maturity securities, Fair Value	3,524,781	3,930,974
Less Than 12 Months, Unrealized Losses, Held to Maturity	(75,216)	(117,614)
12 Months or Longer, Unrealized Losses, Held to Maturity	0	0
Total Held to maturity securities, Unrealized Losses	$ (75,216)	$ (117,614)

Investment Securities (Details 2) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Held to Maturity:
Total held to maturity, estimated fair market value	$ 3,867,488	$ 4,071,005
Investment Securities [Member]
Available for Sale:
Due after ten years, amortized cost	80,000
Due after ten years, estimated fair market value	82,647
Total available for sale, amortized cost	80,000
Total available for sale, estimated fair market value	82,647
Investment Securities [Member]
Held to Maturity:
Due after ten years, amortized cost	3,939,006
Due after ten years, estimated fair market value	3,867,488
Total held to maturity, amortized cost	3,939,006	4,187,704
Total held to maturity, estimated fair market value	$ 3,867,488	$ 4,071,005

Investment Securities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Investment Securities (Textuals) [Abstract]
Total securities in an unrealized loss position	16	47
Impairment loss recognized	$ 0	$ 0	$ 0
Sales of investment securities available-for-sale	0	168,000	0
Gross realized gains on sales and calls of investment securities available for sale	0	148,000	0
Carrying value of securities pledged as required security for deposits and for other purposes	21,600,000	20,100,000
Amortized cost of investment securities pledged as collateral for securities sold under agreements to repurchase	$ 2,530,000,000

Loans and Allowance for Loan Losses (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
First mortgage loans:
Total first mortgage loans	$ 30,606,270	$ 31,429,556
Consumer and other loans:
Total consumer and other loans	317,627	350,365
Total loans	30,923,897	31,779,921
One- to four-family, Amortizing [Member]
First mortgage loans:
Total first mortgage loans	24,912,935	26,490,454
Consumer and other loans:
Total loans	25,412,659
One- to four-family, Interest-only [Member]
First mortgage loans:
Total first mortgage loans	5,136,463	4,586,375
Consumer and other loans:
Total loans	5,136,463
FHA/VA [Member]
First mortgage loans:
Total first mortgage loans	499,724	285,003
Multi-family and commercial mortgages [Member]
First mortgage loans:
Total first mortgage loans	48,067	54,694
Consumer and other loans:
Total loans	48,067
Construction [Member]
First mortgage loans:
Total first mortgage loans	9,081	13,030
Consumer and other loans:
Total loans	9,081
Fixed-rate second mortgages [Member]
Consumer and other loans:
Total consumer and other loans	160,896	201,375
Total loans	160,896
Home equity credit lines [Member]
Consumer and other loans:
Total consumer and other loans	137,467	127,987
Total loans	137,467
Other [Member]
Consumer and other loans:
Total consumer and other loans	19,264	21,003
Total loans	$ 19,264

Loans and Allowance for Loan Losses (Details 1) (USD $) In Thousands	Dec. 31, 2010
One- to four-family, Amortizing [Member]
Loan portfolio by credit quality indicator
Performing	$ 24,733,745
Non-performing	678,914
Total	25,412,659
Pass	24,646,101
Special mention	151,800
Substandard	614,758
Doubtful	0
Total	25,412,659
One- to four-family, Interest-only [Member]
Loan portfolio by credit quality indicator
Performing	4,957,115
Non-performing	179,348
Total	5,136,463
Pass	4,927,545
Special mention	29,570
Substandard	179,348
Doubtful	0
Total	5,136,463
Multi-family and commercial mortgages [Member]
Loan portfolio by credit quality indicator
Performing	46,950
Non-performing	1,117
Total	48,067
Pass	37,697
Special mention	1,199
Substandard	1,117
Doubtful	8,054
Total	48,067
Construction [Member]
Loan portfolio by credit quality indicator
Performing	1,521
Non-performing	7,560
Total	9,081
Pass	1,521
Special mention	0
Substandard	7,560
Doubtful	0
Total	9,081
Fixed-rate second mortgages [Member]
Loan portfolio by credit quality indicator
Performing	160,456
Non-performing	440
Total	160,896
Pass	160,216
Special mention	240
Substandard	440
Doubtful	0
Total	160,896
Home equity credit lines [Member]
Loan portfolio by credit quality indicator
Performing	135,111
Non-performing	2,356
Total	137,467
Pass	134,408
Special mention	703
Substandard	2,356
Doubtful	0
Total	137,467
Other [Member]
Loan portfolio by credit quality indicator
Performing	17,740
Non-performing	1,524
Total	19,264
Pass	17,737
Special mention	3
Substandard	1,524
Doubtful	0
Total	$ 19,264

Loans and Allowance for Loan Losses (Details 2) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Comparison of delinquent loans by class
Total Past Due	$ 1,483,410
Current Loans	29,440,487
Total loans	30,923,897	31,779,921
90 Days or more accruing	64,156	35,955
30-59 Days [Member]
Comparison of delinquent loans by class
Total Past Due	418,906
30-59 Days [Member] | One- to four-family, Amortizing [Member]
Comparison of delinquent loans by class
Total Past Due	363,583
30-59 Days [Member] | One- to four-family, Interest-only [Member]
Comparison of delinquent loans by class
Total Past Due	47,479
30-59 Days [Member] | Multi-family and commercial mortgages [Member]
Comparison of delinquent loans by class
Total Past Due	3,199
30-59 Days [Member] | Construction [Member]
Comparison of delinquent loans by class
Total Past Due	0
30-59 Days [Member] | Fixed-rate second mortgages [Member]
Comparison of delinquent loans by class
Total Past Due	896
30-59 Days [Member] | Home equity credit lines [Member]
Comparison of delinquent loans by class
Total Past Due	2,419
30-59 Days [Member] | Other [Member]
Comparison of delinquent loans by class
Total Past Due	1,330
60-89 Days [Member]
Comparison of delinquent loans by class
Total Past Due	193,245
60-89 Days [Member] | One- to four-family, Amortizing [Member]
Comparison of delinquent loans by class
Total Past Due	161,530
60-89 Days [Member] | One- to four-family, Interest-only [Member]
Comparison of delinquent loans by class
Total Past Due	29,570
60-89 Days [Member] | Multi-family and commercial mortgages [Member]
Comparison of delinquent loans by class
Total Past Due	1,199
60-89 Days [Member] | Construction [Member]
Comparison of delinquent loans by class
Total Past Due	0
60-89 Days [Member] | Fixed-rate second mortgages [Member]
Comparison of delinquent loans by class
Total Past Due	240
60-89 Days [Member] | Home equity credit lines [Member]
Comparison of delinquent loans by class
Total Past Due	703
60-89 Days [Member] | Other [Member]
Comparison of delinquent loans by class
Total Past Due	3
90 Days or more [Member]
Comparison of delinquent loans by class
Total Past Due	871,259
90 Days or more [Member] | One- to four-family, Amortizing [Member]
Comparison of delinquent loans by class
Total Past Due	678,914
90 Days or more [Member] | One- to four-family, Interest-only [Member]
Comparison of delinquent loans by class
Total Past Due	179,348
90 Days or more [Member] | Multi-family and commercial mortgages [Member]
Comparison of delinquent loans by class
Total Past Due	1,117
90 Days or more [Member] | Construction [Member]
Comparison of delinquent loans by class
Total Past Due	7,560
90 Days or more [Member] | Fixed-rate second mortgages [Member]
Comparison of delinquent loans by class
Total Past Due	440
90 Days or more [Member] | Home equity credit lines [Member]
Comparison of delinquent loans by class
Total Past Due	2,356
90 Days or more [Member] | Other [Member]
Comparison of delinquent loans by class
Total Past Due	1,524
One- to four-family, Amortizing [Member]
Comparison of delinquent loans by class
Total Past Due	1,204,027
Current Loans	24,208,632
Total loans	25,412,659
90 Days or more accruing	64,156
One- to four-family, Interest-only [Member]
Comparison of delinquent loans by class
Total Past Due	256,397
Current Loans	4,880,066
Total loans	5,136,463
90 Days or more accruing	0
Multi-family and commercial mortgages [Member]
Comparison of delinquent loans by class
Total Past Due	5,515
Current Loans	42,552
Total loans	48,067
90 Days or more accruing	0
Construction [Member]
Comparison of delinquent loans by class
Total Past Due	7,560
Current Loans	1,521
Total loans	9,081
90 Days or more accruing	0
Fixed-rate second mortgages [Member]
Comparison of delinquent loans by class
Total Past Due	1,576
Current Loans	159,320
Total loans	160,896
90 Days or more accruing	0
Home equity credit lines [Member]
Comparison of delinquent loans by class
Total Past Due	5,478
Current Loans	131,989
Total loans	137,467
90 Days or more accruing	0
Other [Member]
Comparison of delinquent loans by class
Total Past Due	2,857
Current Loans	16,407
Total loans	19,264
90 Days or more accruing	$ 0

Loans and Allowance for Loan Losses (Details 3)	Dec. 31, 2010	Dec. 31, 2009
Geographic distribution of loan portfolio as a percentage of total loans and total non-performing loans
Percentage of total loans within the New York metropolitan area	78.40%	73.80%
Percentage of total loans outside the New York metropolitan area	21.60%	26.20%
Percentage of total loans	100.00%	100.00%
Percentage of non-performing loans within the New York metropolitan area	70.90%	63.80%
Percentage of non-performing loans outside the New York metropolitan area	29.10%	36.20%
Percentage of total non-performing loans	100.00%	100.00%
New Jersey [Member]
Geographic distribution of loan portfolio as a percentage of total loans and total non-performing loans
Percentage of total loans within the New York metropolitan area	44.00%	43.00%
Percentage of non-performing loans within the New York metropolitan area	45.70%	41.60%
New York [Member]
Geographic distribution of loan portfolio as a percentage of total loans and total non-performing loans
Percentage of total loans within the New York metropolitan area	19.90%	18.20%
Percentage of non-performing loans within the New York metropolitan area	18.70%	18.00%
Connecticut [Member]
Geographic distribution of loan portfolio as a percentage of total loans and total non-performing loans
Percentage of total loans within the New York metropolitan area	14.50%	12.60%
Percentage of non-performing loans within the New York metropolitan area	6.50%	4.20%
Virginia [Member]
Geographic distribution of loan portfolio as a percentage of total loans and total non-performing loans
Percentage of total loans outside the New York metropolitan area	3.50%	4.60%
Percentage of non-performing loans outside the New York metropolitan area	4.60%	6.20%
Illinois [Member]
Geographic distribution of loan portfolio as a percentage of total loans and total non-performing loans
Percentage of total loans outside the New York metropolitan area	3.00%	3.90%
Percentage of non-performing loans outside the New York metropolitan area	4.90%	5.60%
Maryland [Member]
Geographic distribution of loan portfolio as a percentage of total loans and total non-performing loans
Percentage of total loans outside the New York metropolitan area	2.70%	3.50%
Percentage of non-performing loans outside the New York metropolitan area	4.40%	5.10%
Massachusetts [Member]
Geographic distribution of loan portfolio as a percentage of total loans and total non-performing loans
Percentage of total loans outside the New York metropolitan area	1.90%	2.70%
Percentage of non-performing loans outside the New York metropolitan area	1.60%	2.30%
Pennsylvania [Member]
Geographic distribution of loan portfolio as a percentage of total loans and total non-performing loans
Percentage of total loans outside the New York metropolitan area	3.10%	2.00%
Percentage of non-performing loans outside the New York metropolitan area	1.20%	1.90%
Minnesota [Member]
Geographic distribution of loan portfolio as a percentage of total loans and total non-performing loans
Percentage of total loans outside the New York metropolitan area	1.30%	1.40%
Percentage of non-performing loans outside the New York metropolitan area	1.80%	1.80%
Michigan [Member]
Geographic distribution of loan portfolio as a percentage of total loans and total non-performing loans
Percentage of total loans outside the New York metropolitan area	1.10%	1.30%
Percentage of non-performing loans outside the New York metropolitan area	2.50%	4.20%
All others [Member]
Geographic distribution of loan portfolio as a percentage of total loans and total non-performing loans
Percentage of total loans outside the New York metropolitan area	5.00%	6.80%
Percentage of non-performing loans outside the New York metropolitan area	8.10%	9.10%

Loans and Allowance for Loan Losses (Details 4) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Summary of loans, by class
Total non-accrual loans	$ 807,103	$ 591,740
Accruing loans delinquent 90 days or more	64,156	35,955
Total non-performing loans	871,259	627,695
One- to four-family, Amortizing [Member]
Summary of loans, by class
Total non-accrual loans	614,758	499,550
Accruing loans delinquent 90 days or more	64,156
One- to four-family, Interest-only [Member]
Summary of loans, by class
Total non-accrual loans	179,348	82,236
Accruing loans delinquent 90 days or more	0
Multi-family and commercial mortgages [Member]
Summary of loans, by class
Total non-accrual loans	1,117	1,414
Accruing loans delinquent 90 days or more	0
Construction [Member]
Summary of loans, by class
Total non-accrual loans	7,560	6,624
Accruing loans delinquent 90 days or more	0
Fixed-rate second mortgages [Member]
Summary of loans, by class
Total non-accrual loans	440	354
Accruing loans delinquent 90 days or more	0
Home equity credit lines [Member]
Summary of loans, by class
Total non-accrual loans	2,356	1,480
Accruing loans delinquent 90 days or more	0
Other [Member]
Summary of loans, by class
Total non-accrual loans	1,524	82
Accruing loans delinquent 90 days or more	$ 0

Loans and Allowance for Loan Losses (Details 5) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Loans evaluated for impairment by class
Recorded Investment		$ 11,200
Unpaid Principal Balance	16,721
Related Allowance	5,146	2,100
Average Recorded Investment	16,108
Interest Income Recognized	485
Multi-family and commercial mortgages [Member]
Loans evaluated for impairment by class
Recorded Investment	5,712
Unpaid Principal Balance	9,161
Related Allowance	3,449
Average Recorded Investment	9,159
Interest Income Recognized	485
Construction [Member]
Loans evaluated for impairment by class
Recorded Investment	5,863
Unpaid Principal Balance	7,560
Related Allowance	1,697
Average Recorded Investment	6,949
Interest Income Recognized	$ 0

Loans and Allowance for Loan Losses (Details 6) (USD $) In Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Allowance for loan losses
Balance at beginning of year				$ 140,074				$ 49,797	$ 140,074	$ 49,797	$ 34,741
Charge-offs											(4,522)
Recoveries									12,271	910	78
Net charge-offs									(98,500)	(47,223)	(4,444)
Provision for loan losses	45,000	50,000	50,000	50,000	45,000	40,000	32,500	20,000	195,000	137,500	19,500
Balance at end of year	$ 236,574				$ 140,074				$ 236,574	$ 140,074	$ 49,797

Loans and Allowance for Loan Losses (Details 7) (USD $) In Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Allowance for loan losses by portfolio segment
Balance at beginning of year				$ 140,074				$ 49,797	$ 140,074	$ 49,797	$ 34,741
Provision for loan losses	45,000	50,000	50,000	50,000	45,000	40,000	32,500	20,000	195,000	137,500	19,500
Charge-offs									(110,771)
Recoveries									12,271
Net (charge-offs) recoveries									(98,500)	(47,223)	(4,444)
Balance at end of year	236,574				140,074				236,574	140,074	49,797
Loan portfolio:
Individually evaluated for impairment	16,721								16,721
Collectively evaluated for impairment	30,907,176								30,907,176
First Mortgage Loans [Member]
Allowance for loan losses by portfolio segment
Balance at beginning of year									133,927
Provision for loan losses									191,697
Charge-offs									(110,669)
Recoveries									12,269
Net (charge-offs) recoveries									(98,400)
Balance at end of year	227,224								227,224
Loan portfolio:
Individually evaluated for impairment	0								0
Collectively evaluated for impairment	30,549,122								30,549,122
Multi-family and commercial mortgages [Member]
Allowance for loan losses by portfolio segment
Balance at beginning of year									1,304
Provision for loan losses									3,115
Balance at end of year	4,419								4,419
Loan portfolio:
Individually evaluated for impairment	9,161								9,161
Collectively evaluated for impairment	38,906								38,906
Construction [Member]
Allowance for loan losses by portfolio segment
Balance at beginning of year									1,865
Provision for loan losses									(137)
Balance at end of year	1,728								1,728
Loan portfolio:
Individually evaluated for impairment	7,560								7,560
Collectively evaluated for impairment	1,521								1,521
Consumer and Other Loans [Member]
Allowance for loan losses by portfolio segment
Balance at beginning of year									2,978
Provision for loan losses									325
Charge-offs									(102)
Recoveries									2
Net (charge-offs) recoveries									(100)
Balance at end of year	3,203								3,203
Loan portfolio:
Individually evaluated for impairment	0								0
Collectively evaluated for impairment	$ 317,627								$ 317,627

Loans and Allowance for Loan Losses (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Mortgage Loans on Real Estate [Line Items]
Interest-only loans included in loan portfolio	$ 30,606,270,000	$ 31,429,556,000
Principal balance of loans with payment plans	81,300,000
Description related to classification of major category and sub categories of loans held	We evaluate the classification of our one-to-four family mortgage loans, consumer loans and other loans primarily on a pooled basis by delinquency. Loans that are past due 30 to 89 days are classified as special mention and loans that are past due 90 days or more are classified as substandard. We generally obtain updated valuations for one- to four- family mortgage loans by the time a loan becomes 180 days past due.
Initial terms of interest-only loans originating as adjustable-rate mortgage loans	5, 7 or 10 years
Loans eligible for limited documentation processing	ARM loans, interest-only first mortgage loans and 10-, 15-, 20-, 30- and 40-year fixed-rate loans to owner-occupied primary and second home applicants
Percentage of total loans within the New York metropolitan area	78.40%	73.80%
Term (in years) of interest-only loans offered as fixed-rate loans	30
Number of years with interest-only payments for interest-only loans offered as fixed-rate loans	10
Non-performing interest-only loans	179,300,000	82,200,000
Term (in years) of loans originating as limited documentation loans	15
Maximum percentage of borrowings available under limited documentation loans	70% of the lower of the appraised value or purchase price of the property
Maximum loan amount for limited documentation loans	750,000
Maximum loan-to-value ratio for mortgage loans with no verification of income	60.00%
Total amount of non-performing reduced-documentation loans	149,800,000	68,000,000
Loans modified in a troubled debt restructuring	11,100,000	0
Net charge-offs	(98,500,000)	(47,223,000)	(4,444,000)
Previous charge-offs	8,900,000
Number of loans disposed through foreclosure process	71
Final loss on sale of loans disposed through foreclosure process	508,000
Write-downs on foreclosed real estate	3,200,000
Percentage of average LTV ratio of non-performing loans	75.00%
Percentage of average LTV ratio of total mortgage loan portfolio	61.00%
Percentage of non-performing loans within the New York metropolitan area	70.90%	63.80%
Percentage of weighted average LTV in the one- to four-family mortgage loan portfolio	61.00%
Number of delinquency days before new collateral values for loans are obtained	180
Percentage decline of house prices in the New York metropolitan area (locally) from the peak of the market in 2006	22.00%
Percentage decline of house prices in the New York metropolitan area (nationwide) from the peak of the market in 2006	31.00%
Interest income on non-accrual loans that would have been recognized if interest had been recorded based upon original contract terms	48,700,000
Interest income received on non-accrual loans	4,500,000
Loans held for sale	0	0
Period in which loans are considered contractually past due	90 days or more
Allowance for loan losses related to loans classified as impaired	5,146,000	2,100,000
One- to four-family, Interest-only [Member]
Mortgage Loans on Real Estate [Line Items]
Interest-only loans included in loan portfolio	5,136,463,000	4,586,375,000
Current Dues [Member]
Mortgage Loans on Real Estate [Line Items]
Principal balance of loans with payment plans	54,400,000
30-59 Days [Member]
Mortgage Loans on Real Estate [Line Items]
Principal balance of loans with payment plans	13,900,000
60-89 Days [Member]
Mortgage Loans on Real Estate [Line Items]
Principal balance of loans with payment plans	4,700,000
90 Days or more [Member]
Mortgage Loans on Real Estate [Line Items]
Principal balance of loans with payment plans	8,300,000
Significant Unobservable Inputs (Level 3) [Member]
Mortgage Loans on Real Estate [Line Items]
Impaired commercial and construction loans	$ 16,721,000	$ 11,178,000

Banking Premises and Equipment, net (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Occupancy, Net [Member]	Dec. 31, 2009 Occupancy, Net [Member]	Dec. 31, 2008 Occupancy, Net [Member]
Net carrying value of banking premises and equipment
Land	$ 5,806,000	$ 5,806,000
Buildings	56,127,000	55,100,000
Leasehold improvements	45,812,000	43,550,000
Furniture, fixtures and equipment	83,278,000	78,998,000
Total acquisition cost	191,023,000	183,454,000
Accumulated depreciation and amortization	(121,579,000)	(113,338,000)
Banking premises and equipment, net	69,444,000	70,116,000
Minimum rental commitments required under operating leases
2011	9,268,000
2012	9,462,000
2013	9,449,000
2014	9,267,000
2015	8,980,000
Thereafter	100,431,000
Total	146,857,000
Banking Premises and Equipment, net (Textuals) [Abstract]
Amounts charged to net occupancy expense for depreciation and amortization of banking premises and equipment			8,700,000	9,700,000	10,200,000
Gross rental expense for bank premises			11,200,000	10,400,000	9,400,000
Rental income			$ 334,000	$ 356,000	$ 324,000

Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Deposits
Savings, Balance	$ 860,806	$ 786,559
Savings, Percent	3.42%	3.20%
Savings, Weighted average rate	0.64%	0.74%
Noninterest-bearing demand, Balance	567,230	586,041
Noninterest-bearing demand, Percent	2.25%	2.38%
Noninterest-bearing demand, Weighted average rate	0.00%	0.00%
Interest-bearing demand, Balance	2,152,460	2,075,175
Interest-bearing demand, Percent	8.55%	8.44%
Interest-bearing demand, Weighted Average Rate	0.73%	1.36%
Money market, Balance	6,310,080	5,058,842
Money market, Percent	25.07%	20.59%
Money market, Weighted average rate	1.04%	1.38%
Time deposits, Balance	15,282,550	16,071,431
Time deposits, Percent	60.71%	65.39%
Time deposits, Weighted average rate	1.67%	2.01%
Total deposits, Balance	$ 25,173,126	$ 24,578,048
Total deposits, Percent	100.00%	100.00%
Total deposits, Weighted average rate	1.36%	1.74%

Deposits (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Scheduled maturities of time deposits
2011	$ 10,601,000
2012	2,521,000
2013	555,000
2014	504,000
2015	1,102,000
Time deposits, Balance	15,282,550,000	16,071,431,000
Deposits (Textuals) [Abstract]
Time deposits of $100,000 or more	5,780,000,000	5,940,000,000
Interest expense on time deposits of $100,000 or more	100,800,000	112,100,000	119,900,000
Mortgage escrow deposits included in noninterest-bearing demand accounts	$ 97,600,000	$ 100,000,000

Borrowed Funds (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Securities sold under agreements to repurchase:
FHLB, Principal	$ 2,150,000	$ 2,400,000
FHLB, Weighted average rate	4.29%	4.44%
Other brokers, Principal	12,650,000	12,700,000
Other brokers, Weighted average rate	4.00%	3.93%
Total securities sold under agreements to repurchase, Principal	14,800,000	15,100,000
Total securities sold under agreements to repurchase, Weighted average rate	4.04%	4.01%
Advances from the FHLB, Principal	14,875,000	14,875,000
Advances from the FHLB, Weighted average rate	3.99%	3.99%
Total borrowed funds, Principal	29,675,000	29,975,000
Total borrowed funds, Weighted average rate	4.02%	4.00%
Accrued interest payable, Principal	$ 151,215	$ 141,828

Borrowed Funds (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Repurchase Agreements [Member]
Average balances of borrowings and the maximum amount outstanding at any month-end
Average balance outstanding during the year	$ 15,034,110	$ 15,100,221	$ 13,465,540
Maximum balance outstanding at any month-end during the year	15,100,000	15,100,000	15,100,000
Weighted average rate during the period	4.10%	4.05%	4.17%
FHLB Advances [Member]
Average balances of borrowings and the maximum amount outstanding at any month-end
Average balance outstanding during the year	14,875,000	15,035,798	13,737,057
Maximum balance outstanding at any month-end during the year	$ 14,875,000	$ 15,575,000	$ 15,125,000
Weighted average rate during the period	4.04%	4.01%	4.14%

Borrowed Funds (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 2011 [Member] Borrowings by Scheduled Maturity Date [Member]	Dec. 31, 2010 2011 [Member] Borrowings by Earlier of Scheduled Maturity or Next Potential Call Date [Member]	Dec. 31, 2010 2012 [Member] Borrowings by Scheduled Maturity Date [Member]	Dec. 31, 2010 2012 [Member] Borrowings by Earlier of Scheduled Maturity or Next Potential Call Date [Member]	Dec. 31, 2010 2013 [Member] Borrowings by Scheduled Maturity Date [Member]	Dec. 31, 2010 2013 [Member] Borrowings by Earlier of Scheduled Maturity or Next Potential Call Date [Member]	Dec. 31, 2010 2014 [Member] Borrowings by Scheduled Maturity Date [Member]	Dec. 31, 2010 2014 [Member] Borrowings by Earlier of Scheduled Maturity or Next Potential Call Date [Member]	Dec. 31, 2010 2015 [Member] Borrowings by Scheduled Maturity Date [Member]	Dec. 31, 2010 2015 [Member] Borrowings by Earlier of Scheduled Maturity or Next Potential Call Date [Member]	Dec. 31, 2010 2016 [Member] Borrowings by Scheduled Maturity Date [Member]	Dec. 31, 2010 2016 [Member] Borrowings by Earlier of Scheduled Maturity or Next Potential Call Date [Member]	Dec. 31, 2010 2017 [Member] Borrowings by Scheduled Maturity Date [Member]	Dec. 31, 2010 2017 [Member] Borrowings by Earlier of Scheduled Maturity or Next Potential Call Date [Member]	Dec. 31, 2010 2018 [Member] Borrowings by Scheduled Maturity Date [Member]	Dec. 31, 2010 2018 [Member] Borrowings by Earlier of Scheduled Maturity or Next Potential Call Date [Member]	Dec. 31, 2010 2019 [Member] Borrowings by Scheduled Maturity Date [Member]	Dec. 31, 2010 2019 [Member] Borrowings by Earlier of Scheduled Maturity or Next Potential Call Date [Member]	Dec. 31, 2010 2020 [Member] Borrowings by Scheduled Maturity Date [Member]	Dec. 31, 2010 2020 [Member] Borrowings by Earlier of Scheduled Maturity or Next Potential Call Date [Member]	Dec. 31, 2010 Borrowings by Scheduled Maturity Date [Member]	Dec. 31, 2010 Borrowings by Earlier of Scheduled Maturity or Next Potential Call Date [Member]
Borrowed funds maturities and potential call dates
Borrowed funds	$ 29,675,000	$ 29,975,000	$ 450,000	$ 23,275,000	$ 250,000	$ 1,050,000	$ 250,000	$ 1,325,000	$ 350,000	$ 3,825,000	$ 3,175,000	$ 200,000	$ 5,375,000	$ 0	$ 8,425,000	$ 0	$ 6,300,000	$ 0	$ 1,725,000	$ 0	$ 3,375,000	$ 0	$ 29,675,000	$ 29,675,000
Weighted Average Rate			3.71%	3.90%	3.55%	4.15%	5.30%	4.69%	3.37%	4.47%	3.85%	3.91%	4.35%	0.00%	4.17%	0.00%	3.19%	0.00%	4.62%	0.00%	4.53%	0.00%	4.02%	4.02%

Borrowed Funds (Details 3) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Amortized cost and fair value of the underlying securities used as collateral for securities sold under agreements to repurchase
Total amortized cost of collateral	$ 17,183,216	$ 16,912,173	$ 17,722,838
Total fair value of collateral	17,600,905	17,479,292	17,918,961
United States government-sponsored enterprise securities [Member]
Amortized cost and fair value of the underlying securities used as collateral for securities sold under agreements to repurchase
Total amortized cost of collateral	2,529,995	2,429,640	2,150,000
Total fair value of collateral	2,475,720	2,363,328	2,159,471
Mortgage-backed securities [Member]
Amortized cost and fair value of the underlying securities used as collateral for securities sold under agreements to repurchase
Total amortized cost of collateral	14,653,221	14,482,533	15,572,838
Total fair value of collateral	$ 15,125,185	$ 15,115,964	$ 15,759,490

Borrowed Funds (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Borrowed Funds (Textuals) [Abstract]
Total collateral borrowings in the form of repurchase agreements with Lehman Brothers, Inc.	$ 100
Number of collateral borrowings in the form of repurchase agreements with Lehman Brothers, Inc.	2
Amortized cost of mortgage-backed securities pledged as collateral for borrowings with Lehman Brothers, Inc.	114.5
Repurchase price of pledged collateral held by Lehman Brothers, Inc.	100
Maximum amount of unused lines of credit available from the FHLB, other than repurchase agreements	$ 500
Fair value percentage of certain qualifying assets held as collateral under blanket security agreement	at least equal to 110% of any outstanding advances

Employee Benefit Plans (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Retirement Plans [Member]	Dec. 31, 2009 Retirement Plans [Member]	Dec. 31, 2008 Retirement Plans [Member]	Dec. 31, 2010 Other Defined Benefit Post-Retirement Plans [Member]	Dec. 31, 2009 Other Defined Benefit Post-Retirement Plans [Member]	Dec. 31, 2008 Other Defined Benefit Post-Retirement Plans [Member]
Change in Benefit Obligation:
Benefit obligation at beginning of year	$ 19,500	$ 17,100	$ 141,828	$ 132,134		$ 34,221	$ 37,820
Service cost			4,043	4,001	3,285	489	583	1,122
Interest cost			8,339	7,776	6,675	1,668	1,884	2,272
Participant contributions						144	46
Actuarial loss (gain)			6,278	2,403		14,135	(4,197)
Benefits paid			(4,473)	(4,486)		(2,404)	(1,915)
Medicare subsidy						102
Benefit obligation at end of year	$ 19,500	$ 17,100	$ 156,015	$ 141,828	$ 132,134	$ 48,355	$ 34,221	$ 37,820

Employee Benefit Plans (Details 1) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Retirement Plans [Member]
Change in Plan Assets:
Fair value of plan assets at beginning of year	$ 143,768	$ 96,327
Actual return on plan assets	12,249	16,595
Employer contributions	332	35,332
Benefits paid	(4,473)	(4,486)
Fair value of plan assets at end of year	151,876	143,768
Funded status	(4,139)	1,940
Funded status amounts recognized in the consolidated statements of financial condition
Other assets		1,940
Accrued expenses and other liabilities	4,139
Other Defined Benefit Post-Retirement Plans [Member]
Change in Plan Assets:
Employer contributions	2,260	1,869
Participant contributions	144	46
Benefits paid	(2,404)	(1,915)
Funded status	(48,355)	(34,221)
Funded status amounts recognized in the consolidated statements of financial condition
Accrued expenses and other liabilities	$ 48,355	$ 34,221

Employee Benefit Plans (Details 2) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Retirement Plans [Member]
Pre-tax amounts recognized as components of total accumulated other comprehensive income
Net actuarial loss	$ 50,565	$ 47,981
Prior service cost (credit)	1,900	2,239
Total	52,465	50,220
Other Defined Benefit Post-Retirement Plans [Member]
Pre-tax amounts recognized as components of total accumulated other comprehensive income
Net actuarial loss	22,413	8,301
Prior service cost (credit)	(20,905)	(22,470)
Total	$ 1,508	$ (14,169)

Employee Benefit Plans (Details 3) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Retirement Plans [Member]
Net periodic benefit cost:
Service cost	$ 4,043	$ 4,001	$ 3,285
Interest cost	8,339	7,776	6,675
Expected return on assets	(11,659)	(8,575)	(8,530)
Amortization of:
Net actuarial loss	3,106	3,686	252
Prior service cost (credit)	339	338	325
Net periodic benefit cost	4,168	7,226	2,007
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial (gain) loss	5,690	(4,081)	41,275
Amortization of net actuarial loss	(3,106)	(3,686)	(252)
Amortization of prior service cost	(339)	(338)	(325)
Total recognized in other comprehensive income	2,245	(8,105)	40,698
Total recognized in net periodic benefit cost and other comprehensive income	6,413	(879)	42,705
Other Defined Benefit Post-Retirement Plans [Member]
Net periodic benefit cost:
Service cost	489	583	1,122
Interest cost	1,668	1,884	2,272
Amortization of:
Net actuarial loss	23	301	687
Prior service cost (credit)	(1,565)	(1,565)	(1,565)
Net periodic benefit cost	615	1,203	2,516
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial (gain) loss	14,135	(2,659)	(1,116)
Amortization of net actuarial loss	(23)	(301)	(687)
Amortization of prior service cost	1,565	1,565	1,565
Total recognized in other comprehensive income	15,677	(1,395)	(238)
Total recognized in net periodic benefit cost and other comprehensive income	$ 16,292	$ (192)	$ 2,278

Employee Benefit Plans (Details 4)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Retirement Plans [Member]
Weighted average assumptions used to determine net periodic benefit cost
Discount rate	6.00%	5.75%	6.00%
Expected return on assets	8.25%	8.25%	8.25%
Rate of compensation increase	4.00%	4.25%	4.25%
Other Defined Benefit Post-Retirement Plans [Member]
Weighted average assumptions used to determine net periodic benefit cost
Discount rate	5.75%	5.75%	6.00%

Employee Benefit Plans (Details 5)	Dec. 31, 2010	Dec. 31, 2009
Retirement Plans [Member]
Weighted-average assumptions used to determine benefit obligations
Discount rate	5.75%	6.00%
Rate of compensation increase	4.00%	4.00%
Other Defined Benefit Post-Retirement Plans [Member]
Weighted-average assumptions used to determine benefit obligations
Discount rate	5.50%	5.75%
Rate of compensation increase	0.00%	0.00%

Employee Benefit Plans (Details 6) (USD $) In Thousands	12 Months Ended					12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010 Retirement Plans [Member]	Dec. 31, 2009 Retirement Plans [Member]	Dec. 31, 2008 Retirement Plans [Member]	Dec. 31, 2010 Retirement Plans [Member] Guaranteed deposit fund [Member]	Dec. 31, 2009 Retirement Plans [Member] Guaranteed deposit fund [Member]	Dec. 31, 2010 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2009 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2010 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Cash [Member]	Dec. 31, 2009 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Cash [Member]	Dec. 31, 2010 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Guaranteed deposit fund [Member]	Dec. 31, 2009 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Guaranteed deposit fund [Member]	Dec. 31, 2010 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Equity Securities [Member]	Dec. 31, 2009 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Equity Securities [Member]	Dec. 31, 2010 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Fixed Income Securities [Member]	Dec. 31, 2009 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] Fixed Income Securities [Member]	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2009 Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member] Cash [Member]	Dec. 31, 2009 Significant Other Observable Inputs (Level 2) [Member] Cash [Member]	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member] Guaranteed deposit fund [Member]	Dec. 31, 2009 Significant Other Observable Inputs (Level 2) [Member] Guaranteed deposit fund [Member]	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member] Equity Securities [Member]	Dec. 31, 2009 Significant Other Observable Inputs (Level 2) [Member] Equity Securities [Member]	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member] Fixed Income Securities [Member]	Dec. 31, 2009 Significant Other Observable Inputs (Level 2) [Member] Fixed Income Securities [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2009 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] Cash [Member]	Dec. 31, 2009 Significant Unobservable Inputs (Level 3) [Member] Cash [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] Guaranteed deposit fund [Member]	Dec. 31, 2009 Significant Unobservable Inputs (Level 3) [Member] Guaranteed deposit fund [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] Equity Securities [Member]	Dec. 31, 2009 Significant Unobservable Inputs (Level 3) [Member] Equity Securities [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] Fixed Income Securities [Member]	Dec. 31, 2009 Significant Unobservable Inputs (Level 3) [Member] Fixed Income Securities [Member]	Dec. 31, 2010 Cash [Member]	Dec. 31, 2009 Cash [Member]	Dec. 31, 2010 Guaranteed deposit fund [Member]	Dec. 31, 2009 Guaranteed deposit fund [Member]	Dec. 31, 2010 Equity Securities [Member]	Dec. 31, 2009 Equity Securities [Member]	Dec. 31, 2010 Fixed Income Securities [Member]	Dec. 31, 2009 Fixed Income Securities [Member]
Effects on other benefits due to 1% change health care cost trend rate
Effect on total service cost and interest cost, Increase	$ 47
Effect on other benefit obligations, Increase	938
Effect on other benefit obligations, Decrease	(505)
Fair value of the retirement plan's assets
Carrying value of retirement benefit plans assets	151,876	143,768																																				13,599	8,732	11,977	12,059	81,017	78,475	45,283	44,502
Fair value of retirement benefit plans assets			151,876	143,768	96,327			94,616	87,207	13,599	8,732	0	0	81,017	78,475	0	0	45,283	44,502	0	0	0	0	0	0	45,283	44,502	11,977	12,059	0	0	11,977	12,059	0	0	0	0
Reconciliation of Level 3 assets measured at fair value
Beginning balance	12,059					12,059	12,273
Purchases, sales, issuances and settlements (net)						(82)	(214)
Transfer into level 3						0	0
Ending balance						$ 11,977	$ 12,059

Employee Benefit Plans (Details 7) (USD $) In Thousands	Dec. 31, 2010
Retirement Plans [Member]
Expected benefit payments under current provision of plans
2011	$ 5,772
2012	6,097
2013	7,471
2014	8,044
2015	8,797
2016 through 2020	54,396
Other Defined Benefit Post-Retirement Plans [Member]
Expected benefit payments under current provision of plans
2011	2,781
2012	2,937
2013	3,160
2014	3,291
2015	3,481
2016 through 2020	$ 18,602

Employee Benefit Plans (Details 8) (Restricted Stock Awards [Member], USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of the status of the granted, but unvested shares under the RRP and SIP Plan
Outstanding at beginning of period, Shares	959,956	224,417	350,576
Outstanding at beginning of period, Weighted average grant date fair value	$ 12	$ 11.73	$ 11.74
Granted, Shares	18,000	847,750	0
Granted, Weighted average grant date fair value	$ 13.12	$ 12.03	$ 0
Vested, Shares	(394,789)	(112,211)	(126,159)
Vested, Weighted average grant date fair value	$ 11.94	$ 11.73	$ 11.75
Outstanding at end of period, Shares	583,167	959,956	224,417
Outstanding at end of period, Weighted average grant date fair value	$ 12.06	$ 12	$ 11.73

Employee Benefit Plans (Details 9) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
2010 Retention Options [Member]
Weighted average assumptions
Expected dividend yield	4.57%	4.80%	2.30%
Expected volatility	41.30%	33.43%	19.59%
Risk-free interest rate	1.65%	1.29%	2.41%
Expected option life (years)	3.6	3.5	3.5
Fair value of options granted	$ 3	$ 2.05	$ 2.14
2010 Performance Options [Member]
Weighted average assumptions
Expected dividend yield	4.57%	4.80%	2.30%
Expected volatility	34.58%	29.08%	20.75%
Risk-free interest rate	2.55%	1.75%	2.88%
Expected option life (years)	5.6	5.5	5.5
Fair value of options granted	$ 2.87	$ 1.92	$ 2.85

Employee Benefit Plans (Details 10) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Number of Stock Options
Outstanding at beginning of year, Number of Stock Options	24,262,692	26,728,119	29,080,114
Granted, Number of Stock Options	4,232,500	3,375,000	4,025,000
Exercised, Number of Stock Options	(242,807)	(5,840,427)	(6,325,277)
Forfeited, Number of Stock Options	(122,500)		(51,718)
Outstanding at end of year, Number of Stock Options	28,129,885	24,262,692	26,728,119
Weighted Average Exercise Price
Outstanding at beginning of year, Weighted Average Exercise Price	$ 12.51	$ 10.35	$ 7.91
Granted, Weighted Average Exercise Price	$ 13.13	$ 12.11	$ 15.96
Exercised, Weighted Average Exercise Price	$ 5.08	$ 2.3	$ 2.69
Forfeited, Weighted Average Exercise Price	$ 14.06		$ 13.1
Outstanding at end of year, Weighted Average Exercise Price	$ 12.68	$ 12.51	$ 10.35

Employee Benefit Plans (Details 11) (USD $)	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Summary of Stock Options Outstanding
Number of options outstanding	28,129,885	24,262,692	26,728,119	29,080,114
Weighted average exercise price, options outstanding	$ 12.68	$ 12.51	$ 10.35	$ 7.91
Number of options exercisable	16,412,385
Weighted average exercise price, options exercisable	$ 12.03
Stock Option One [Member]
Summary of Stock Options Outstanding
Number of options outstanding	52,801
Weighted average remaining contractual life, options outstanding	1 year
Weighted average exercise price, options outstanding	$ 4.2
Number of options exercisable	52,801
Weighted average exercise price, options exercisable	$ 4.2
Stock Option Two [Member]
Summary of Stock Options Outstanding
Number of options outstanding	614,440
Weighted average remaining contractual life, options outstanding	1 year
Weighted average exercise price, options outstanding	$ 5.53
Number of options exercisable	614,440
Weighted average exercise price, options exercisable	$ 5.53
Stock Option Three [Member]
Summary of Stock Options Outstanding
Number of options outstanding	118,371
Weighted average remaining contractual life, options outstanding	2 years
Weighted average exercise price, options outstanding	$ 5.96
Number of options exercisable	118,371
Weighted average exercise price, options exercisable	$ 5.96
Stock Option Four [Member]
Summary of Stock Options Outstanding
Number of options outstanding	206,480
Weighted average remaining contractual life, options outstanding	2 years
Weighted average exercise price, options outstanding	$ 6.35
Number of options exercisable	206,480
Weighted average exercise price, options exercisable	$ 6.35
Stock Option Five [Member]
Summary of Stock Options Outstanding
Number of options outstanding	448,840
Weighted average remaining contractual life, options outstanding	3 Years
Weighted average exercise price, options outstanding	$ 10.33
Number of options exercisable	448,840
Weighted average exercise price, options exercisable	$ 10.33
Stock Option Six [Member]
Summary of Stock Options Outstanding
Number of options outstanding	415,784
Weighted average remaining contractual life, options outstanding	4 Years
Weighted average exercise price, options outstanding	$ 11.17
Number of options exercisable	415,784
Weighted average exercise price, options exercisable	$ 11.17
Stock Option Seven [Member]
Summary of Stock Options Outstanding
Number of options outstanding	305,592
Weighted average remaining contractual life, options outstanding	3 Years
Weighted average exercise price, options outstanding	$ 11.91
Number of options exercisable	305,592
Weighted average exercise price, options exercisable	$ 11.91
Stock Option Eight [Member]
Summary of Stock Options Outstanding
Number of options outstanding	2,299,341
Weighted average remaining contractual life, options outstanding	3 years
Weighted average exercise price, options outstanding	$ 12.22
Number of options exercisable	2,299,341
Weighted average exercise price, options exercisable	$ 12.22
Stock Option Nine [Member]
Summary of Stock Options Outstanding
Number of options outstanding	7,880,000
Weighted average remaining contractual life, options outstanding	5.5 Years
Weighted average exercise price, options outstanding	$ 12.76
Number of options exercisable	6,720,000
Weighted average exercise price, options exercisable	$ 12.76
Stock Option Ten [Member]
Summary of Stock Options Outstanding
Number of options outstanding	350,000
Weighted average remaining contractual life, options outstanding	6.5 Years
Weighted average exercise price, options outstanding	$ 13.35
Number of options exercisable	350,000
Weighted average exercise price, options exercisable	$ 13.35
Stock Option Eleven [Member]
Summary of Stock Options Outstanding
Number of options outstanding	3,110,000
Weighted average remaining contractual life, options outstanding	6 Years
Weighted average exercise price, options outstanding	$ 13.78
Number of options exercisable	3,060,000
Weighted average exercise price, options exercisable	$ 13.78
Stock Option Twelve [Member]
Summary of Stock Options Outstanding
Number of options outstanding	3,625,000
Weighted average remaining contractual life, options outstanding	7 Years
Weighted average exercise price, options outstanding	$ 15.69
Number of options exercisable	150,000
Weighted average exercise price, options exercisable	$ 15.69
Stock Option Thirteen [Member]
Summary of Stock Options Outstanding
Number of options outstanding	350,000
Weighted average remaining contractual life, options outstanding	7 Years
Weighted average exercise price, options outstanding	$ 18.84
Number of options exercisable	350,000
Weighted average exercise price, options exercisable	$ 18.84
Stock Option Fourteen [Member]
Summary of Stock Options Outstanding
Number of options outstanding	350,000
Weighted average remaining contractual life, options outstanding	8 Years
Weighted average exercise price, options outstanding	$ 12.81
Number of options exercisable	350,000
Weighted average exercise price, options exercisable	$ 12.81
Stock Option Fifteen [Member]
Summary of Stock Options Outstanding
Number of options outstanding	2,975,000
Weighted average remaining contractual life, options outstanding	8 Years
Weighted average exercise price, options outstanding	$ 12.03
Number of options exercisable	150,000
Weighted average exercise price, options exercisable	$ 12.03
Stock Option Sixteen [Member]
Summary of Stock Options Outstanding
Number of options outstanding	3,870,000
Weighted average remaining contractual life, options outstanding	9 Years
Weighted average exercise price, options outstanding	$ 13.1
Number of options exercisable	0
Weighted average exercise price, options exercisable	$ 0
Stock Option Seventeen [Member]
Summary of Stock Options Outstanding
Number of options outstanding	300,000
Weighted average remaining contractual life, options outstanding	9 Years
Weighted average exercise price, options outstanding	$ 13.62
Number of options exercisable	0
Weighted average exercise price, options exercisable	$ 0
Stock Option Eighteen [Member]
Summary of Stock Options Outstanding
Number of options outstanding	820,736
Weighted average remaining contractual life, options outstanding	10 month
Weighted average exercise price, options outstanding	$ 3.59
Number of options exercisable	820,736
Weighted average exercise price, options exercisable	$ 3.59
Stock Option Ninteen [Member]
Summary of Stock Options Outstanding
Number of options outstanding	37,500
Weighted average remaining contractual life, options outstanding	9 Years
Weighted average exercise price, options outstanding	$ 12.1
Number of options exercisable	0
Weighted average exercise price, options exercisable	$ 0

Employee Benefit Plans (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2003	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Employee Benefit Plans (Textuals) [Abstract]
Debt portion of a static diversified portfolio		35.00%
Cash portion of a static diversified portfolio		10.00%
Number of investment categories used to allocate funds		3
Percentage increments to adjust investment category allocations		5.00%
Equity portion in retirement plan Fund, Minimum Range		40.00%
Equity portion in retirement plan Fund, Maximum Range		70.00%
Debt portion in retirement plan Fund, Minimum Range		25.00%
Debt portion in retirement plan Fund, Maximum Range		55.00%
Money market portion in retirement plan Fund, Minimum Range		0.00%
Money market portion in retirement plan Fund, Maximum Range		25.00%
Hudson City Bancorp, Inc. common stock held in equity securities (dollar value)		$ 8,900,000	$ 9,600,000
Hudson City Bancorp, Inc. common stock held in equity securities (percentage of total plan assets)		5.90%	6.70%
Cash contribution used to initially purchase Hudson City Bancorp, Inc. common stock held in equity securities	6,000,000
Conditions on repurchase of common stock		Plan may not purchase our common stock if, after the purchase, the fair value of our common stock held by the plan equals or exceeds 10% of the fair value of plan assets.
Rebalancing of plan assets		Company reviews with plan administrator the rebalancing of plan assets if the fair value of our common stock held by the plan exceeds 20% of the fair value of the total plan assets
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
ESOP compensation expense		21,200,000	20,800,000	23,000,000
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Per share weighted-average vesting date fair value of the shares vested		$ 13.16	$ 12.56	$ 18.47
Option granted Vesting Period		vest over a five year period from the date of grant
Option granted Expiration Period		no later than 10 years
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Non-qualified retirement plan projected benefit obligation		19,500,000	17,100,000
ESOP, shares authorized to purchase following initial public offering		27,879,385
Minimum years of service for eligibility in retiree health care and life insurance benefits		10
ESOP, additional shares authorized to purchase following second-step conversion		15,719,223
Assumed health care cost trend rate to measure the expected cost of other benefits		8.50%
ESOP, aggregate shares purchased		43,598,608
ESOP, average price of aggregate shares purchased		5.69
ESOP, number of allocated shares to participants			10,884,329
Accumulated benefit obligation for all defined benefit retirement plans		133,400,000	120,900,000
Decrease in assumed health care cost trend rate to minimum rate in 2016 (assumed to remain at minimum thereafter)		.0475% for 2016 and remain at that level thereafter
ESOP, number of shares committed to be released and allocated to participants		962,185
Defined Benefit Plan Disclosure [Line Items]
Equity portion of a static diversified portfolio		55.00%
Time period to determine average return for the market value of assets		10
Unallocated ESOP shares held in suspense		32,714,279
Fair market value of unallocated ESOP shares held in suspense		416,800,000
Common stock options reserved for issuance of Hudson City Bancorp, Inc		36,323,960
Stock options granted to Directors and Employees Including number of share previously issued		36,503,507
Shares previously issued but forfeited		240,819
Compensation expense related outstanding stock options		11,100,000	12,900,000	15,000,000
Total intrinsic value of the options exercised		1,900,000	63,000,000	92,400,000
Option outstanding, total intrinsic value		1,700,000
Option exercisable, total intrinsic value		11,700,000
Total unearned compensation costs related to all nonvested awards of options and restricted stock not yet recognized		13,800,000
Unearned compensation costs related to all nonvested awards of options and restricted stock will be recognized over a weighted-average period		2.6
Minimum eligibility employment period for Tax-qualified profit sharing and savings plan		1
Minimum eligibility age for Tax-qualified profit sharing and savings plan		21
Combined outstanding loan principal		229,300,000
Term for loan repayment		over a forty year period
Employee Stock Ownership Plan (ESOP), Plan Description		Employees are generally eligible to participate in the ESOP after one year of service providing they worked at least 1000 hours and attained age 21
ESOP restoration plan [Member]
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Accrued benefits for ESOP restoration plan		33,400,000	33,300,000
ESOP compensation expense		539,000	3,700,000	6,500,000
2010 stock awards
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Expense related to Recognition and Retention Plans		3,800,000	4,600,000	1,400,000
2009 stock awards [Member] | SIP Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of the shares on the grant date		$ 12.03
2010 stock awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Performance based stock awards vesting period		over the vesting period of three years
2010 stock awards [Member] | SIP Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of the shares on the grant date		$ 13.12
SIP Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Purchase of Common stock, Authorized		847,750
2010 stock awards pursuant to the SIP Plan		18,000
Grants made in prior years pursuant to the SIP plan			18,887,500
RRP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Purchase of Common stock, Authorized		14,901,480
Purchase of Common stock		14,887,855
Purchase of Common stock, average price per share		2.91
2010 stock awards pursuant to the SIP Plan		13,625
Vesting criterion for awards outstanding under RRP		vest in five annual installments commencing one year from the date of the award
Stock Incentive Plan 2006 [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Purchase of Common stock, Authorized		30,000,000
Option granted Vesting Period		one to five years
Option granted Expiration Period		ten years
One to Five Years [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Grants made in prior years pursuant to the SIP plan			5,535,000
Two to Three Years [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Grants made in prior years pursuant to the SIP plan			13,352,500
2010 grants [Member] | Ten Years [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Authorized stock option grants		4,232,500
2010 Retention Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of the shares on the grant date		$ 3	$ 2.05	$ 2.14
2010 Retention Options [Member] | Ten Years [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Authorized stock option grants		532,500
2010 Performance Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of the shares on the grant date		$ 2.87	$ 1.92	$ 2.85
2010 Performance Options [Member] | Ten Years [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Authorized stock option grants		3,700,000
Phantom stock award [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of the shares on the grant date		$ 12.1
Option granted Vesting Period		3 years
Share based payment cash award which is converted to common stock		250,000
Equivalent shares of cash award		20,661
Expense attributable to stock award		42,000
Incentive Plan under company profitability [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Expenses Related to Incentive Plan		2,500,000	3,000,000	2,000,000
Incentive Plan under company long term success and financial strength of Company [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Expenses Related to Incentive Plan		6,800,000	7,300,000	6,200,000
Retirement Plans [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Non-qualified retirement plan projected benefit obligation		156,015,000	141,828,000	132,134,000
Defined Benefit Plan Disclosure [Line Items]
Employer contributions		332,000	35,332,000
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Estimated net actuarial loss to be amortized from accumulated other comprehensive income		3,800,000
Estimated prior service cost (credit) to be amortized from accumulated other comprehensive income		347,000
Other Defined Benefit Post-Retirement Plans [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Non-qualified retirement plan projected benefit obligation		48,355,000	34,221,000	37,820,000
Defined Benefit Plan Disclosure [Line Items]
Employer contributions		2,260,000	1,869,000
Estimated net actuarial loss to be amortized from accumulated other comprehensive income		1,300,000
Estimated prior service cost (credit) to be amortized from accumulated other comprehensive income		$ (1,600,000)

Income Taxes (Details) (USD $) In Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Federal:
Current									$ 334,736	$ 323,152	$ 255,511
Deferred									(44,256)	(36,368)	(9,372)
Total federal									290,480	286,784	246,139
State:
Current									76,294	70,270	44,685
Deferred									(11,547)	(10,332)	(3,496)
Total state									64,747	59,938	41,189
Total income tax expense	$ 79,045	$ 83,918	$ 93,537	$ 98,727	$ 89,474	$ 89,964	$ 83,637	$ 83,647	$ 355,227	$ 346,722	$ 287,328

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Computation of income tax expense
Income before income tax expense	$ 200,206	$ 208,487	$ 236,128	$ 247,612	$ 226,050	$ 225,050	$ 211,556	$ 211,310	$ 892,433	$ 873,966	$ 732,886
Statutory income tax rate									35.00%	35.00%	35.00%
Computed expected income tax expense									312,352	305,888	256,510
State income taxes, net of federal income tax benefit									42,086	38,960	26,773
ESOP fair market value adjustment									2,183	2,212	3,665
Other, net									(1,394)	(338)	380
Income tax expense	79,045	83,918	93,537	98,727	89,474	89,964	83,637	83,647	355,227	346,722	287,328
Deferred tax asset:
Postretirement benefits	42,804				41,873				42,804	41,873
Allowance for loan losses	95,470				56,621				95,470	56,621
Mortgage premium amortization	4,623				6,281				4,623	6,281
Non-qualified benefit plans	50,734				44,393				50,734	44,393
ESOP expense	10,105				8,700				10,105	8,700
Fair value adjustment on mortgages recorded in Acquisition	2,313				2,826				2,313	2,826
Interest on non accrual loans	23,725				11,483				23,725	11,483
Other	5,106				7,359				5,106	7,359
Total	234,880				179,536				234,880	179,536
Deferred tax liabilities:
Postretirement benefits	24,275				30,340				24,275	30,340
Net unrealized gain on securities available for sale	80,998				142,109				80,998	142,109
Fair value adjustments related to the Acquisition:
Core deposit intangible	1,881				2,544				1,881	2,544
Buildings	1,469				1,648				1,469	1,648
Other	59				83				59	83
Total	108,682				176,724				108,682	176,724
Deferred tax assets, net	$ 126,198				$ 2,812				$ 126,198	$ 2,812

Income Taxes (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Beginning Balance	$ 4,053,000	$ 3,212,000
Additions based on tax positions related to the current year	1,754,000	3,156,000
Additions for tax positions of prior years
Reductions for tax positions of prior years	(450,000)	(2,315,000)
Ending Balance	5,357,000	4,053,000	3,212,000
Income Taxes (Textuals) [Abstract]
Deferred income tax expenses relating to changes in accumulated other comprehensive income (loss)	68,500,000	94,400,000	21,400,000
Accrued estimated penalties and interest on unrecognized tax benefits	1,300,000	645,000
Estimated penalties and interest included in income tax expense	626,000	(270,000)	470,000
Amount included in retained earnings for which no deferred income taxes have been provided	58,000,000
Unrecognized deferred tax liability related to base-year deduction	$ 23,500,000	$ 23,500,000

Fair Value Measurements and Disclosures (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Carrying value of assets measured at fair value on a recurring basis
Total available for sale debt securities	$ 18,203,184	$ 12,204,696
Total available for sale equity securities	7,148	7,075
Total available for sale securities	18,210,332	12,211,771
Mortgage-backed securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Carrying value of assets measured at fair value on a recurring basis
Total available for sale debt securities	0	0
United States government-sponsored enterprise securities [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Carrying value of assets measured at fair value on a recurring basis
Total available for sale debt securities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Carrying value of assets measured at fair value on a recurring basis
Total available for sale debt securities	0	0
Total available for sale equity securities	7,148	7,075
Total available for sale securities	7,148	7,075
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Financial Services Industry [Member]
Carrying value of assets measured at fair value on a recurring basis
Total available for sale equity securities	7,148	7,075
Mortgage-backed securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Carrying value of assets measured at fair value on a recurring basis
Total available for sale debt securities	18,120,537	11,116,531
United States government-sponsored enterprise securities [Member] | Significant Other Observable Inputs (Level 2) [Member]
Carrying value of assets measured at fair value on a recurring basis
Total available for sale debt securities	82,647	1,088,165
Significant Other Observable Inputs (Level 2) [Member]
Carrying value of assets measured at fair value on a recurring basis
Total available for sale debt securities	18,203,184	12,204,696
Total available for sale equity securities	0	0
Total available for sale securities	18,203,184	12,204,696
Significant Other Observable Inputs (Level 2) [Member] | Financial Services Industry [Member]
Carrying value of assets measured at fair value on a recurring basis
Total available for sale equity securities	0	0
Mortgage-backed securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Carrying value of assets measured at fair value on a recurring basis
Total available for sale debt securities	0	0
United States government-sponsored enterprise securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Carrying value of assets measured at fair value on a recurring basis
Total available for sale debt securities	0	0
Significant Unobservable Inputs (Level 3) [Member]
Carrying value of assets measured at fair value on a recurring basis
Total available for sale debt securities	0	0
Total available for sale equity securities	0	0
Total available for sale securities	0	0
Significant Unobservable Inputs (Level 3) [Member] | Financial Services Industry [Member]
Carrying value of assets measured at fair value on a recurring basis
Total available for sale equity securities	0	0
Mortgage-backed securities [Member]
Carrying value of assets measured at fair value on a recurring basis
Total available for sale debt securities	18,120,537	11,116,531
United States government-sponsored enterprise securities [Member]
Carrying value of assets measured at fair value on a recurring basis
Total available for sale debt securities	82,647	1,088,165
Financial Services Industry [Member]
Carrying value of assets measured at fair value on a recurring basis
Total available for sale equity securities	$ 7,148	$ 7,075

Fair Value Measurements and Disclosures (Details 1) (USD $) In Thousands	Dec. 31, 2009	Dec. 31, 2010 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2009 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2010 Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2009 Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2009 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Total Gains (Losses) [Member]	Dec. 31, 2009 Total Gains (Losses) [Member]
Level of valuation assumptions to determine the carrying value of assets measured at fair value on a non-recurring basis
Impaired commercial and construction loans	$ 11,200	$ 0	$ 0	$ 0	$ 0	$ 16,721	$ 11,178	$ 0	$ 0
Foreclosed real estate		$ 0	$ 0	$ 0	$ 0	$ 45,693	$ 16,736	$ (2,739)	$ (2,365)

Fair Value Measurements and Disclosures (Details 2) (USD $) In Thousands	Dec. 31, 2009	Dec. 31, 2010 Impaired Loans [Member]	Dec. 31, 2010 Foreclosed Real Estate [Member]
Reconciliation of assets measure fair value on a non-recurring
Beginning balance	$ 12,059	$ 11,178	$ 16,736
Gain (loss) on sale of foreclosed properties		0	(2,739)
Net transfers in (out)		5,543	31,696
Ending balance	$ 12,059	$ 16,721	$ 45,693

Fair Value Measurements and Disclosures (Details 3) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Carrying Amount, Assets:
Cash and due from banks	$ 175,769	$ 198,752
Federal funds sold	493,628	362,449
Investment securities held to maturity	3,939,006	4,187,704
Investment securities available for sale	89,795	1,095,240
Federal Home Loan Bank of New York stock	871,940	874,768
Mortgage-backed securities (fair value of $6,199,507 and $10,324,831 at December 31, 2010 and 2009, respectively)	5,914,372	9,963,554
Mortgage-backed securities available for sale	18,120,537	11,116,531
Loans	30,773,956	31,721,154
Estimated Fair Value, Assets:
Cash and due from banks	175,769	198,752
Federal funds sold	493,628	362,449
Investment securities held to maturity	3,867,488	4,071,005
Investment securities available for sale	89,795	1,095,240
Federal Home Loan Bank of New York stock	871,940	874,768
Mortgage-backed securities held to maturity	6,199,507	10,324,831
Mortgage-backed securities available for sale	18,120,537	11,116,531
Loans	32,328,933	32,758,247
Carrying Amount, Liabilities:
Deposits	25,173,126	24,578,048
Borrowed funds	29,675,000	29,975,000
Estimated Fair Value, Liabilities:
Deposits, Fair Value	25,584,478	24,913,407
Borrowed funds, Fair Value	$ 32,975,633	$ 32,485,513

Fair Value Measurements and Disclosures (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Fair Value Measurements and Disclosures (Textuals) [Abstract]
Liabilities Measured at Fair Value	$ 0
Carrying value of equity securities	7,148,000	7,075,000
Loans and Leases Receivable, Impaired, at Carrying Value		11,200,000
Allowance for loan losses related to commercial and construction loans	5,100,000	2,100,000
Provision for loan losses related to commercial and construction loans	3,000,000	1,300,000
Charge-offs to the allowance for loan losses			(4,522,000)
Write downs and net loss on sale related to foreclosed real estate	$ 2,700,000	$ 2,400,000

Regulatory Matters (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Summary of actual capital amounts and ratios compared to OTS requirements
Tangible capital, Bank Actual	$ 4,799,114	$ 4,539,630
Tangible capital, Bank Actual, Ratio	7.95%	7.59%
Tangible capital, Minimum Capital Adequacy	904,977	897,374
Tangible capital, Minimum Capital Adequacy, Ratio	1.50%	1.50%
Leverage (core) capital, Bank Actual	4,799,114	4,539,630
Leverage (core) capital, Bank Actual, Ratio	7.95%	7.59%
Leverage (core) capital, Minimum Capital Adequacy	2,413,272	2,392,955
Leverage (core) capital, Minimum Capital Adequacy, Ratio	4.00%	4.00%
Leverage (core) capital, For Classification as Well-Capitalized	3,016,590	2,991,245
Leverage (core) capital, For Classification as Well-Capitalized, Ratio	5.00%	5.00%
Total-risk-based capital, Bank Actual	5,026,339	4,679,843
Total-risk-based capital, Bank Actual, Ratio	22.74%	21.02%
Total-risk-based capital, Minimum Capital Adequacy	1,768,682	1,781,277
Total-risk-based capital, Minimum Capital Adequacy, Ratio	8.00%	8.00%
Total-risk-based capital, For Classification as Well-Capitalized	$ 2,210,827	$ 2,226,597
Total-risk-based capital, For Classification as Well-Capitalized, Ratio	10.00%	10.00%
Regulatory Matters (Textuals) [Abstract]
Tangible capital ratio, minimum	1.50%	1.50%
Leverage (core capital) ratio, minimum	4.00%	4.00%
Total risk-based capital ratio, minimum	8.00%	8.00%
Minimum leverage (Tier 1) capital ratio to be considered well-capitalized	5.00%
Minimum total risk-based capital ratio to be considered well-capitalized	10.00%
Minimum period to file a notice with the OTS prior to each capital distribution	30 days
Number of categories for classification of savings institutions established by OTS regulations	5

Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Commitments and Contingencies (Textuals) [Abstract]
Variable-rate first mortgage loan commitments to extend credit	$ 226,600,000	$ 288,800,000
Fixed-rate first mortgage loan commitments to extend credit	292,400,000	249,200,000
Commitments to purchase variable-rate first mortgage loans	0	91,000,000
Commitments to purchase fixed-rate first mortgage loans	500,000	66,500,000
Commitments to purchase variable-rate mortgage-backed securities	2,600,000,000	1,240,000,000
Commitments to purchase fixed-rate mortgage-backed securities	9,600,000	7,500,000
Debt Instrument [Line Items]
Overdraft	2,800,000	2,900,000
Commercial/construction lines of credit	8,600,000	12,800,000
Home equity credit lines [Member]
Debt Instrument [Line Items]
Unused home equity	$ 188,500,000	$ 179,700,000

Parent Company Only Financial Statements (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Parent Company [Member]	Dec. 31, 2009 Parent Company [Member]	Dec. 31, 2008 Parent Company [Member]	Dec. 31, 2007 Parent Company [Member]
Assets:
Cash and due from subsidiary bank	$ 175,769	$ 198,752		$ 239,587	$ 224,601	$ 205,765	$ 140,486
Investment in subsidiary				5,041,494	4,882,609
ESOP loan receivable				229,288	231,856
Other assets	274,238	204,556		0	86
Total Assets	61,166,033	60,267,760		5,510,369	5,339,152
Stockholders' Equity:
Accrued expenses				131	0
Total shareholders' equity	5,510,238	5,339,152	4,938,796	5,510,238	5,339,152
Total Liabilities and Stockholders' Equity	$ 61,166,033	$ 60,267,760		$ 5,510,369	$ 5,339,152

Parent Company Only Financial Statements (Details 1) (USD $) In Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income:
Total income	$ 643,236	$ 688,810	$ 717,580	$ 734,870	$ 746,540	$ 744,165	$ 727,759	$ 723,322	$ 2,784,496	$ 2,941,786	$ 2,653,225
Income before income tax expense and equity in undistributed (overdistributed) earnings of subsidiary	200,206	208,487	236,128	247,612	226,050	225,050	211,556	211,310	892,433	873,966	732,886
Income tax expense	79,045	83,918	93,537	98,727	89,474	89,964	83,637	83,647	355,227	346,722	287,328
Net income	121,161	124,569	142,591	148,885	136,576	135,086	127,919	127,663	537,206	527,244	445,558
Parent Company [Member]
Income:
Dividends received from subsidiary									320,000	338,500	288,442
Interest on ESOP loan receivable									11,593	11,715	11,831
Interest on deposit with subsidiary									1,483	2,646	3,017
Total income									333,076	352,861	303,290
Expenses									1,466	1,419	1,037
Income before income tax expense and equity in undistributed (overdistributed) earnings of subsidiary									331,610	351,442	302,253
Income tax expense									4,360	3,397	4,461
Income before equity in undistributed (overdistributed) earnings of subsidiary									327,250	348,045	297,792
Equity in undistributed (overdistributed) earnings of subsidiary									209,956	179,199	147,766
Net income									$ 537,206	$ 527,244	$ 445,558

Parent Company Only Financial Statements (Details 2) (USD $) In Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash Flows from Operating Activities:
Net income	$ 121,161	$ 124,569	$ 142,591	$ 148,885	$ 136,576	$ 135,086	$ 127,919	$ 127,663	$ 537,206	$ 527,244	$ 445,558
Adjustments to reconcile net income to net cash provided by operating activities:
Decrease (increase) in other assets									34,507	(164,846)	(21,053)
Net Cash Provided by Operating Activities									755,082	522,616	454,444
Cash Flows from Investing Activities:
Net Cash Used in Investment Activities									(647,788)	(5,793,681)	(9,622,852)
Cash Flows from Financing Activities:
Purchases of treasury stock									(464)	(43,477)	(17,045)
Exercise of stock options									1,235	13,500	16,936
Cash dividends paid									(295,757)	(288,408)	(217,995)
Net Cash Provided by Financing Activities									902	5,570,455	9,212,675
Net Increase in Cash Due from Bank									108,196	299,390	44,267
Cash Due from Bank at Beginning of Year				198,752					198,752
Cash Due from Bank at End of Year	175,769				198,752				175,769	198,752
Parent Company [Member]
Cash Flows from Operating Activities:
Net income									537,206	527,244	445,558
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed earnings									(209,956)	(179,199)	(147,766)
Decrease (increase) in other assets									231	7,168	(483)
Decrease in accrued expenses									131		(236)
Net Cash Provided by Operating Activities									327,612	355,213	297,073
Cash Flows from Investing Activities:
Principal collected on ESOP loan									2,568	2,444	2,329
Net Cash Used in Investment Activities									2,568	2,444	2,329
Cash Flows from Financing Activities:
Purchases of treasury stock									(464)	(43,477)	(17,045)
Exercise of stock options									1,235	13,500	16,936
Cash dividends paid on unallocated ESOP shares									(20,208)	(20,436)	(16,019)
Cash dividends paid									(295,757)	(288,408)	(217,995)
Net Cash Provided by Financing Activities									(315,194)	(338,821)	(234,123)
Net Increase in Cash Due from Bank									14,986	18,836	65,279
Cash Due from Bank at Beginning of Year									224,601	205,765	140,486
Cash Due from Bank at End of Year	$ 239,587				$ 224,601				$ 239,587	$ 224,601	$ 205,765

Selected Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Summary of certain quarterly financial data
Interest and dividend income	$ 643,236	$ 688,810	$ 717,580	$ 734,870	$ 746,540	$ 744,165	$ 727,759	$ 723,322	$ 2,784,496	$ 2,941,786	$ 2,653,225
Total interest expense	391,402	398,476	400,066	403,725	414,747	418,708	425,362	439,491	1,593,669	1,698,308	1,711,248
Net interest income	251,834	290,334	317,514	331,145	331,793	325,457	302,397	283,831	1,190,827	1,243,478	941,977
Provision for loan losses	45,000	50,000	50,000	50,000	45,000	40,000	32,500	20,000	195,000	137,500	19,500
Net interest income after provision for loan losses	206,834	240,334	267,514	281,145	286,793	285,457	269,897	263,831	995,827	1,105,978	922,477
Non-interest income	62,927	33,859	33,210	32,998	2,192	2,513	26,606	2,273	162,994	33,584	8,485
Total non-interest expense	69,555	65,706	64,596	66,531	62,935	62,920	84,947	54,794	266,388	265,596	198,076
Income before income tax expense	200,206	208,487	236,128	247,612	226,050	225,050	211,556	211,310	892,433	873,966	732,886
Income tax expense	79,045	83,918	93,537	98,727	89,474	89,964	83,637	83,647	355,227	346,722	287,328
Net income	$ 121,161	$ 124,569	$ 142,591	$ 148,885	$ 136,576	$ 135,086	$ 127,919	$ 127,663	$ 537,206	$ 527,244	$ 445,558
Basic Earnings Per Share	$ 0.25	$ 0.25	$ 0.29	$ 0.3	$ 0.28	$ 0.28	$ 0.26	$ 0.26	$ 1.09	$ 1.08	$ 0.92
Diluted Earnings Per Share	$ 0.25	$ 0.25	$ 0.29	$ 0.3	$ 0.28	$ 0.27	$ 0.26	$ 0.26	$ 1.09	$ 1.07	$ 0.9

Earnings Per Share (Details) (USD $) In Thousands, except Per Share data	3 Months Ended								12 Months Ended
	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reconciliation of the numerators and denominators of the basic and diluted earnings per share computations
Net income	$ 121,161	$ 124,569	$ 142,591	$ 148,885	$ 136,576	$ 135,086	$ 127,919	$ 127,663	$ 537,206	$ 527,244	$ 445,558
Basic earnings per share:
Income available to common stockholders, Income									537,206	527,244	445,558
Income available to common stockholders, Shares									493,033	488,908	484,907
Income available to common stockholders, Per Share Amount	$ 0.25	$ 0.25	$ 0.29	$ 0.3	$ 0.28	$ 0.28	$ 0.26	$ 0.26	$ 1.09	$ 1.08	$ 0.92
Effect of dilutive common stock equivalents, Shares									1,281	2,388	10,949
Diluted earnings per share:
Income available to common stockholders, Income									$ 537,206	$ 527,244	$ 445,558
Income available to common stockholders, Shares									494,314	491,296	495,856
Income available to common stockholders, Per Share Amount	$ 0.25	$ 0.25	$ 0.29	$ 0.3	$ 0.28	$ 0.27	$ 0.26	$ 0.26	$ 1.09	$ 1.07	$ 0.9